     As filed with the Securities and Exchange Commission on April 13, 2001



                                                       Registration No. 33-53342
                                                                       811-07280


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 10                 [ X ]


                                       and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 11                          ( X )


                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000


                                 Richard Bowman, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)


                                       Copy to:


Richard Choi, Esq.                               Sheila K. Davidson, Esq.
Foley & Lardner                                  Senior Vice President
3000 K Street, N.W.                              and General Counsel
Suite 500                                        New York Life Insurance Company
Washington, D.C.  20007-5109                     51 Madison Avenue
                                                 New York, New York  10010


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]  on May 1, 2001 pursuant to paragraph (b) of Rule 485.
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in a separate account under variable annuity contracts.

                          PROSPECTUS DATED MAY 1, 2001
                                    FOR THE
         NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                    (FORMERLY NAMED NYLIAC VARIABLE ANNUITY)
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010

                                  INVESTING IN
                          NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                          NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
     This Prospectus describes the individual New York Life LifeStages(R) Flexible Premium Variable Annuity policies. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when income payments will commence, and a guaranteed death benefit if the owner or annuitant dies before income payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take the money out of your policy which can be done in several ways. You can split your premium payments among a guaranteed interest option and twenty-six variable investment divisions listed below.


 -    MainStay VP Bond
 -    MainStay VP Capital Appreciation
 -    MainStay VP Cash Management
 -    MainStay VP Convertible
 -    MainStay VP Government
 -    MainStay VP Growth Equity
 -    MainStay VP High Yield Corporate Bond
 -    MainStay VP Indexed Equity
 -    MainStay VP International Equity
 -    MainStay VP Total Return
 -    MainStay VP Value
 -    MainStay VP American Century Income & Growth
 -    MainStay VP Dreyfus Large Company Value
 -    MainStay VP Eagle Asset Management Growth Equity
 -    MainStay VP Lord Abbett Developing Growth
 -    Alger American Small Capitalization
 -    Calvert Social Balanced
 -    Fidelity VIP Contrafund(R) (Initial Class)
 -    Fidelity VIP Equity-Income (Initial Class)
 -    Janus Aspen Series Balanced
 -    Janus Aspen Series Worldwide Growth
 -    MFS(R) Investors Trust Series
      (formerly known as MFS(R) Growth with Income
      Series)
 -    MFS(R) Research Series
 -    Morgan Stanley UIF Emerging Markets Equity
 -    T. Rowe Price Equity Income
 -    Van Eck Worldwide Hard Assets


     We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Fidelity Variable Insurance Products Fund
(VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds," each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio.



     To learn more about the policy you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address above.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3
FEE TABLE..............................    4
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE LIFESTAGES(R) FLEXIBLE PREMIUM
  VARIABLE ANNUITY.....................    9
FINANCIAL STATEMENTS...................   16
CONDENSED FINANCIAL INFORMATION........   17
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNTS.............................   20
  New York Life Insurance and Annuity
     Corporation.......................   20
  The Separate Accounts................   20
  The Portfolios.......................   20
  Additions, Deletions or Substitutions
     of Investments....................   21
  Reinvestment.........................   22
THE POLICIES...........................   22
  Selecting the Variable Annuity That's
     Right for You.....................   22
  Qualified and Non-Qualified
     Policies..........................   23
  Policy Application and Premium
     Payments..........................   24
  Payments Returned for Insufficient
     Funds.............................   25
  Your Right to Cancel ("Free Look")...   25
  Issue Ages...........................   25
  Transfers............................   25
  Procedures for Telephone Transfers...   26
  Dollar Cost Averaging................   26
  Automatic Asset Reallocation.........   27
  Interest Sweep.......................   27
  Accumulation Period..................   28
     (a) Crediting of Premium
           Payments....................   28
     (b) Valuation of Accumulation
           Units.......................   28
  Third Party Investment Advisory
     Arrangements......................   28
  Policy Owner Inquiries...............   28
  Records and Reports..................   28
CHARGES AND DEDUCTIONS.................   29
  Surrender Charges....................   29
  Amount of Surrender Charge...........   29
  Exceptions to Surrender Charges......   29
  Other Charges........................   30
     (a) Mortality and Expense Risk
           Charges.....................   30



                                         PAGE
                                         ----
     (b) Administration Fee............   30
     (c) Policy Service Charge.........   30
     (d) Fund Charges..................   30
     (e)Transfer Fees..................   30
  Group and Sponsored Arrangements.....   30
  Taxes................................   31
DISTRIBUTIONS UNDER THE POLICY.........   31
  Surrenders and Withdrawals...........   31
     (a) Surrenders....................   31
     (b) Partial Withdrawals...........   31
     (c) Periodic Partial
           Withdrawals.................   32
     (d) Hardship Withdrawals..........   32
  Required Minimum Distribution
     Option............................   32
  Our Right to Cancel..................   32
  Annuity Commencement Date............   32
  Death Before Annuity Commencement....   33
  Income Payments......................   33
     (a) Election of Income Payment
           Options.....................   33
     (b) Other Methods of   Payment....   34
     (c) Proof of Survivorship.........   34
  Delay of Payments....................   34
  Designation of Beneficiary...........   34
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   35
  Loans................................   35
  Riders...............................   36
     (a) Living Needs Benefit
           Rider.......................   36
     (b) Unemployment Benefit   Rider..   36
THE FIXED ACCOUNT......................   36
     (a) Interest Crediting............   36
     (b) Bail-Out......................   36
     (c) Transfers to Investment
           Divisions...................   37
FEDERAL TAX MATTERS....................   37
  Introduction.........................   37
  Taxation of Annuities in General.....   38
  Qualified Plans......................   39
     (a) Section 403(b) Plans..........   39
     (b) Individual Retirement
           Annuities...................   39
     (c) Roth Individual Retirement
           Annuities...................   39
     (d) Deferred Compensation
           Plans.......................   39
DISTRIBUTOR OF THE POLICIES............   39
VOTING RIGHTS..........................   39
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   41



     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of each Separate Account has a distinct Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the applicable Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which we are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Accounts.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Accounts. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.


FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.


INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.


NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.


POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy, which contains the policy specifications.

POLICY DATE--The date from which we measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies issued under employee retirement plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT--Separate Account I or Separate Account II, collectively the Separate Accounts.

SEPARATE ACCOUNT I--NYLIAC Variable Annuity Separate Account-I, a segregated asset account we established to receive and invest premium payments paid under Non-Qualified Policies. This Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

SEPARATE ACCOUNT II--NYLIAC Variable Annuity Separate Account-II, a segregated asset account we established to receive and invest premium payments paid under Qualified Policies. This Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.

                                   FEE TABLE


                                                                               MAINSTAY
                                                                                  VP
                                                                      MAINSTAY   HIGH    MAINSTAY   MAINSTAY    MAINSTAY
             MAINSTAY MAINSTAY VP  MAINSTAY VP  MAINSTAY    MAINSTAY     VP      YIELD      VP         VP          VP    MAINSTAY
                VP      CAPITAL       CASH         VP          VP      GROWTH  CORPORATE INDEXED  INTERNATIONAL  TOTAL      VP
               BOND   APPRECIATION MANAGEMENT  CONVERTIBLE GOVERNMENT  EQUITY    BOND     EQUITY     EQUITY      RETURN   VALUE
             -------- ------------ ----------- ----------- ---------- -------- --------- -------- ------------- -------- --------
OWNER
 TRANSACTION
  EXPENSES
  Surrender
    Charge
    (as a %
    of
    amount
    withdrawn)... 7% during Policy Years 1-3; 6% during Policy Year 4, 5% during Policy Year 5, 4% during Policy Year 6, 3% during
             Policy Year 7, 2% during Policy Year 8, 1% during Policy Year 9, and 0% thereafter.
  Transfer   There is no transfer fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge
    Fee..... up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual     Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $20,000 of Accumulation Value.
    Policy
    Service
    Charge..
SEPARATE
  ACCOUNT
  ANNUAL
  EXPENSES
  (as a % of
    average
    account
    value)
  Mortality
    and
    Expense
    Risk
    Fees....  1.20%      1.20%        1.20%       1.20%      1.20%     1.20%     1.20%    1.20%       1.20%      1.20%    1.20%
  Administration
    Fees....  0.10%      0.10%        0.10%       0.10%      0.10%     0.10%     0.10%    0.10%       0.10%      0.10%    0.10%
    Total
    Separate
     Account
      Annual
 Expenses...  1.30%      1.30%        1.30%       1.30%      1.30%     1.30%     1.30%    1.30%       1.30%      1.30%    1.30%

FUND ANNUAL
  EXPENSES
  AFTER
  REIMBURSEMENT
  (as a % of
    average
    net
    assets
    for the
    fiscal
    year
    ended
    December
    31,
    2000)(a)
  Advisory
    Fees....  0.25%      0.36%        0.25%       0.36%      0.30%     0.25%     0.30%    0.10%       0.60%      0.32%    0.36%
  Administration
    Fees....  0.20%      0.20%        0.20%       0.20%      0.20%     0.20%     0.20%    0.20%       0.20%      0.20%    0.20%
  Other
 Expenses...  0.06%      0.07%        0.07%       0.10%      0.10%     0.05%     0.10%    0.07%       0.21%      0.07%    0.08%
  Total Fund
    Annual
 Expenses...  0.51%      0.63%        0.52%       0.66%      0.60%     0.50%     0.60%    0.37%       1.01%      0.59%    0.64%


------------

                                                                  MAINSTAY
                                          MAINSTAY    MAINSTAY       VP        MAINSTAY
                                             VP          VP        EAGLE          VP
                                          AMERICAN    DREYFUS      ASSET         LORD          ALGER
                                          CENTURY      LARGE     MANAGEMENT     ABBETT        AMERICAN      CALVERT      FIDELITY
                                          INCOME &    COMPANY      GROWTH     DEVELOPING       SMALL         SOCIAL         VIP
                                           GROWTH      VALUE       EQUITY       GROWTH     CAPITALIZATION   BALANCED   CONTRAFUND(R)
                                          --------    --------   ----------   ----------   --------------   --------   -------------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount
    withdrawn).........................  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during Policy Year 5, 4% during
                                         Policy Year 6, 3% during Policy Year 7, 2% during Policy Year 8, 1% during Policy Year 9, and 0% thereafter.
  Transfer Fee.........................  There is no transfer fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per
                                         Policy Year.
  Annual Policy Service Charge.........  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than
                                         $20,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees......    1.20%       1.20%       1.20%        1.20%          1.20%         1.20%         1.20%
  Administration Fees..................    0.10%       0.10%       0.10%        0.10%          0.10%         0.10%         0.10%
  Total Separate Account Annual
    Expenses...........................    1.30%       1.30%       1.30%        1.30%          1.30%         1.30%         1.30%

FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for the
    fiscal year ended December 31,
    2000)(a)
  Advisory Fees........................    0.50%       0.60%       0.50%        0.60%          0.85%         0.70%         0.57%
  Administration Fees..................    0.20%       0.20%       0.20%        0.20%             --            --            --
  Other Expenses.......................    0.20%       0.21%       0.10%        0.27%          0.05%         0.18%(b)      0.09%
  Total Fund Annual Expenses...........    0.90%       1.01%       0.80%        1.07%          0.90%         0.88%(b)      0.66%(c)


------------

                                                                                                     MORGAN
                                                                  JANUS                             STANLEY
                                          FIDELITY    JANUS       ASPEN      MFS(R)                   UIF      T. ROWE    VAN ECK
                                            VIP       ASPEN      SERIES     INVESTORS    MFS(R)     EMERGING    PRICE    WORLDWIDE
                                          EQUITY-     SERIES    WORLDWIDE     TRUST     RESEARCH    MARKETS    EQUITY      HARD
                                           INCOME    BALANCED    GROWTH      SERIES      SERIES      EQUITY    INCOME     ASSETS
                                          --------   --------   ---------   ---------   --------    --------   -------   ---------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount
    withdrawn)..........................  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during Policy Year 5, 4% during
                                          Policy Year 6, 3% during Policy Year 7, 2% during Policy Year 8, 1% during Policy Year
                                          9, and 0% thereafter.
  Transfer Fee..........................  There is no transfer fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per
                                          Policy Year.
  Annual Policy Service Charge..........  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than
                                          $20,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees.......   1.20%      1.20%       1.20%       1.20%       1.20%      1.20%      1.20%      1.20%
  Administration Fees...................   0.10%      0.10%       0.10%       0.10%       0.10%      0.10%      0.10%      0.10%
  Total Separate Account Annual
    Expenses............................   1.30%      1.30%       1.30%       1.30%       1.30%      1.30%      1.30%      1.30%

FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the
    fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.........................   0.48%      0.65%       0.65%       0.75%       0.75%      1.09%      0.85%(g)   1.00%
  Administration Fees...................    --         --         --          --          --         0.25%       --        --
  Other Expenses........................   0.08%      0.01%       0.04%       0.12%       0.10%      0.46%       --        0.14%
  Total Fund Annual Expenses............   0.56%      0.66%(d)    0.69%(d)    0.87%(e)    0.85%(e)   1.80%(f)   0.85%      1.14%


------------

(a) The Fund or its agents provided the fees and charges, which are based on 2000 expenses and may reflect estimated charges, except for Janus. We have not verified the accuracy of the information provided by the agents.


(b) "Other Expenses" reflect an indirect fee of 0.02% relating to a fee offset arrangement with the custodian bank, whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. Net fund operating expenses after reductions for these fees paid indirectly would be 0.86% for Social Balanced Portfolio. Total expenses have been restated to reflect expenses expected to be incurred in 2001.


(c) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses and/or because through arrangements with the Funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying Fund prospectus for details.


(d) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Worldwide Growth and Balanced portfolios. All expenses are shown without the effect of any expense offset arrangements.


(e) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than actual expenses of the series. Had these fee reductions been taken into account, "Total Fund Annual Expenses" would equal 0.86% for the MFS(R) Investors Trust Series and 0.84% for the MFS(R) Research Series.


(f) Morgan Stanley Asset Management has voluntarily agreed to waive its "Advisory Fees" and/or reimburse the Portfolio, if necessary, to the extent that the "Total Fund Annual Expenses" of the Portfolio exceeds 1.75% of average daily net assets. For purposes of determining the amount of the voluntary advisory fee waiver and/or reimbursement, if any, the portfolio's annual operating expenses include certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. The fee waivers and reimbursements described above may be terminated by Morgan Stanley Asset Management at any time without notice. Absent such reductions, "Advisory Fees," "Administration Fees," "Other Expenses" and "Total Fund Annual Expenses" would have been 1.25%, 0.25%, 0.46% and 1.96% respectively.

(g)  The "Advisory Fees" include the ordinary operating expenses of the Fund.

EXAMPLES(1)



     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Separate Accounts and the Funds. However, the table does not reflect optional charges under the policy. Charges and expenses may be higher or lower in future years. For more information on the charges reflected in this table see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or on the Annuity Commencement Date.



     You would pay the following expense on a hypothetical $1,000 investment in each of the Investment Divisions listed, assuming a 5% annual return on assets:


        1. If you surrender your policy at the end of the stated time period:


                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Bond........................................  $ 89.33    $144.00    $181.08    $277.51
                MainStay VP Capital Appreciation........................  $ 90.48    $147.43    $186.87    $289.59
                MainStay VP Cash Management.............................  $ 89.43    $144.30    $181.58    $278.53
                MainStay VP Convertible.................................  $ 90.76    $148.28    $188.33    $292.60
                MainStay VP Government..................................  $ 90.20    $146.58    $185.44    $286.59
                MainStay VP Growth Equity...............................  $ 89.24    $143.73    $180.61    $276.50
                MainStay VP High Yield Corporate Bond...................  $ 90.20    $146.58    $185.44    $286.59
                MainStay VP Indexed Equity..............................  $ 88.00    $140.00    $174.29    $263.23
                MainStay VP International Equity........................  $ 94.11    $158.21    $205.04    $326.94
                MainStay VP Total Return................................  $ 90.09    $146.29    $184.96    $285.59
                MainStay VP Value.......................................  $ 90.58    $147.72    $187.38    $290.62
                MainStay VP American Century Income & Growth............  $ 93.06    $155.10    $199.81    $316.27
                MainStay VP Dreyfus Large Company Value.................  $ 94.11    $158.21    $205.04    $326.94
                MainStay VP Eagle Asset Management Growth Equity........  $ 92.11    $152.27    $195.05    $306.48
                MainStay VP Lord Abbett Developing Growth...............  $ 94.68    $159.90    $207.88    $332.71
                Alger American Small Capitalization.....................  $ 93.06    $155.10    $199.81    $316.27
                Calvert Social Balanced.................................  $ 92.87    $154.55    $198.88    $314.34
                Fidelity VIP Contrafund(R)..............................  $ 90.76    $148.28    $188.33    $292.60
                Fidelity VIP Equity-Income..............................  $ 89.81    $145.44    $183.52    $282.57
                Janus Aspen Series Balanced.............................  $ 90.76    $148.28    $188.33    $292.60
                Janus Aspen Series Worldwide Growth.....................  $ 91.05    $149.14    $189.77    $295.59
                MFS(R) Investors Trust Series...........................  $ 92.77    $154.24    $198.38    $313.34
                MFS(R) Research Series..................................  $ 92.58    $153.69    $197.43    $311.40
                Morgan Stanley UIF Emerging Markets Equity..............  $101.65    $180.36    $241.86    $400.18
                T. Rowe Price Equity Income.............................  $ 92.58    $153.69    $197.43    $311.40
                Van Eck Worldwide Hard Assets...........................  $ 95.54    $162.44    $212.12    $341.28


        2. If you annuitize your Policy at the end of the stated time period:


                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Bond........................................  $ 89.33    $ 76.11    $130.11    $277.51
                MainStay VP Capital Appreciation........................  $ 90.48    $ 79.77    $136.20    $289.59
                MainStay VP Cash Management.............................  $ 89.43    $ 76.43    $130.63    $278.53
                MainStay VP Convertible.................................  $ 90.76    $ 80.69    $137.73    $292.60
                MainStay VP Government..................................  $ 90.20    $ 78.86    $134.69    $286.59
                MainStay VP Growth Equity...............................  $ 89.24    $ 75.81    $129.61    $276.50
                MainStay VP High Yield Corporate Bond...................  $ 90.20    $ 78.86    $134.69    $286.59


------------

(1) For purposes of calculating these examples, we have expressed the annual policy service charge as an annual percentage of assets based on the average size of policies having an Accumulation Value of less than $20,000 on December 31, 2000. The average size is $5,000. This calculation method reasonably reflects the annual policy service charges applicable to policies having an Accumulation Value of less than $20,000. The annual policy service charge does not apply to policies having an Accumulation Value of $20,000 or greater. The expenses shown, therefore, would be slightly lower if your policy's Accumulation Value is $20,000 or greater.

                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Indexed Equity..............................  $ 88.00    $ 71.82    $122.96    $263.23
                MainStay VP International Equity........................  $ 94.11    $ 91.32    $155.32    $326.94
                MainStay VP Total Return................................  $ 90.09    $ 78.56    $134.19    $285.59
                MainStay VP Value.......................................  $ 90.58    $ 80.09    $136.73    $290.62
                MainStay VP American Century Income & Growth............  $ 93.06    $ 87.99    $149.81    $316.27
                MainStay VP Dreyfus Large Company Value.................  $ 94.11    $ 91.32    $155.32    $326.94
                MainStay VP Eagle Asset Management Growth Equity........  $ 92.11    $ 84.96    $144.80    $306.48
                MainStay VP Lord Abbett Developing Growth...............  $ 94.68    $ 93.14    $158.31    $332.71
                Alger American Small Capitalization.....................  $ 93.06    $ 87.99    $149.81    $316.27
                Calvert Social Balanced.................................  $ 92.87    $ 87.40    $148.83    $314.34
                Fidelity VIP Contrafund(R)..............................  $ 90.76    $ 80.69    $137.73    $292.60
                Fidelity VIP Equity-Income..............................  $ 89.81    $ 77.65    $132.67    $282.57
                Janus Aspen Series Balanced.............................  $ 90.76    $ 80.69    $137.73    $292.60
                Janus Aspen Series Worldwide Growth.....................  $ 91.05    $ 81.61    $139.25    $295.59
                MFS(R) Investors Trust Series...........................  $ 92.77    $ 87.07    $148.30    $313.34
                MFS(R) Research Series..................................  $ 92.58    $ 86.48    $147.31    $311.40
                Morgan Stanley UIF Emerging Markets Equity..............  $101.65    $115.04    $194.07    $400.18
                T. Rowe Price Equity Income.............................  $ 92.58    $ 86.48    $147.31    $311.40
                Van Eck Worldwide Hard Assets...........................  $ 95.54    $ 95.85    $162.77    $341.28


        3. If you do not surrender your policy:


                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Bond........................................  $ 24.74    $ 76.11    $130.11    $277.51
                MainStay VP Capital Appreciation........................  $ 25.96    $ 79.77    $136.20    $289.59
                MainStay VP Cash Management.............................  $ 24.85    $ 76.43    $130.63    $278.53
                MainStay VP Convertible.................................  $ 26.27    $ 80.69    $137.73    $292.60
                MainStay VP Government..................................  $ 25.66    $ 78.86    $134.69    $286.59
                MainStay VP Growth Equity...............................  $ 24.64    $ 75.81    $129.61    $276.50
                MainStay VP High Yield Corporate Bond...................  $ 25.66    $ 78.86    $134.69    $286.59
                MainStay VP Indexed Equity..............................  $ 23.32    $ 71.82    $122.96    $263.23
                MainStay VP International Equity........................  $ 29.84    $ 91.32    $155.32    $326.94
                MainStay VP Total Return................................  $ 25.55    $ 78.56    $134.19    $285.59
                MainStay VP Value.......................................  $ 26.07    $ 80.09    $136.73    $290.62
                MainStay VP American Century Income & Growth............  $ 28.71    $ 87.99    $149.81    $316.27
                MainStay VP Dreyfus Large Company Value.................  $ 29.84    $ 91.32    $155.32    $326.94
                MainStay VP Eagle Asset Management Growth Equity........  $ 27.70    $ 84.96    $144.80    $306.48
                MainStay VP Lord Abbett Developing Growth...............  $ 30.44    $ 93.14    $158.31    $332.71
                Alger American Small Capitalization.....................  $ 28.71    $ 87.99    $149.81    $316.27
                Calvert Social Balanced.................................  $ 28.52    $ 87.40    $148.83    $314.34
                Fidelity VIP Contrafund(R)..............................  $ 26.27    $ 80.69    $137.73    $292.60
                Fidelity VIP Equity-Income..............................  $ 25.26    $ 77.65    $132.67    $282.57
                Janus Aspen Series Balanced.............................  $ 26.27    $ 80.69    $137.73    $292.60
                Janus Aspen Series Worldwide Growth.....................  $ 26.58    $ 81.61    $139.25    $295.59
                MFS(R) Investors Trust Series...........................  $ 28.41    $ 87.07    $148.30    $313.34
                MFS(R) Research Series..................................  $ 28.21    $ 86.48    $147.31    $311.40
                Morgan Stanley UIF Emerging Markets Equity..............  $ 37.89    $115.04    $194.07    $400.18
                T. Rowe Price Equity Income.............................  $ 28.21    $ 86.48    $147.31    $311.40
                Van Eck Worldwide Hard Assets...........................  $ 31.37    $ 95.85    $162.77    $341.28


THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES AND THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

                          QUESTIONS AND ANSWERS ABOUT
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY


     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.


     1. WHAT IS LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY?



     A LifeStages(R) Flexible Premium Variable Annuity is a deferred variable retirement annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of each of the Separate Accounts, or to the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account.


     2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (a) SEPARATE ACCOUNTS

             Separate Account I is used for Non-Qualified Policies and Separate Account II is used for Qualified Policies. Each of the Separate Accounts consists of twenty-six Investment Divisions. They are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        (b) FIXED ACCOUNT


             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will reflect a fixed interest rate. (See "THE FIXED ACCOUNT.")


     3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED
ACCOUNT?


     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date, but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless we agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.



     You can make unlimited transfers each Policy Year. In addition, you can request transfers through the Dollar Cost Averaging or the Automatic Asset Reallocation options described in this Prospectus.


     4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?


     Before the date we start making Income Payments to you, we will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $10,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to .10% of the net asset value of the applicable Separate Account. (See "OTHER CHARGES.")



     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.20% of the net asset value of the applicable Separate Account. (See "OTHER CHARGES.")

     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn during the first nine Policy Years. The percentage declines after the first three Policy Years as follows:


                        POLICY YEAR                             SURRENDER CHARGE
                        -----------                             ----------------
 1..........................................................           7%
 2..........................................................           7%
 3..........................................................           7%
 4..........................................................           6%
 5..........................................................           5%
 6..........................................................           4%
 7..........................................................           3%
 8..........................................................           2%
 9..........................................................           1%
10+.........................................................           0%


     In no event will the aggregate Surrender Charge applied under the policy exceed eight and one half percent (8.5%) of the total Premium Payments.



     For applications signed on or after May 19, 2000, you can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greater of (a) 10% of the Accumulation Value at the time of the withdrawal or (b) the Accumulation Value of the policy less the accumulated premium payments. (See "SURRENDER CHARGES" and "EXCEPTIONS TO SURRENDER CHARGES.")



     For applications signed prior to May 19, 2000, you can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge up to 10% of the Accumulation Value at the time of the withdrawal ("10% Window"). In addition, for policies with total premium payments of $100,000 or more, you may withdraw free of a surrender charge the greater of (a) the 10% Window or (b) the Accumulation Value of the policy less the accumulated premium payments. (See "SURRENDER CHARGES" and "EXCEPTIONS TO SURRENDER CHARGES.")


     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

     5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless we permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

     (a) for tax-sheltered annuities, $50 per month or a $2,000 single premium;

     (b) for IRAs and Roth IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

     (c) for deferred compensation plans, $50 per month; and

     (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

     For Qualified Policies you may not make premium payments in excess of the amount permitted by law for the plan indicated.

     For Non-Qualified Policies, the minimum initial premium payment is a $5,000 single premium or a $2,500 premium payment plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You can make additional premium payments of at least $50 each or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of premium payments we accept is $1,000,000, without prior approval.

     For policies issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

     (a) For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

     (b) For Tax-Sheltered Annuity (TSA) policies, Section 457 deferred compensation plan policies, Simplified Employee Pension (SEP) plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

     (c) For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

     (d) For Individual Retirement Annuity (IRA) policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

     6. HOW ARE PREMIUM PAYMENTS ALLOCATED?


     We will hold the initial premium payment in the MainStay VP Cash Management Investment Division for 15 days after we issue the policy. At the end of this period, we will allocate the premium payment to the Investment Divisions and/or Fixed Account you have selected. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.



     You may allocate each premium payment in up to 18 Investment Divisions plus the Fixed Account (See "AUTOMATIC ASSET REALLOCATION.") Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages) you place in each Allocation Alternative at the time you make a premium payment. However, any change to your allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions plus the Fixed Account. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value.


     7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT
        DATE?


     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")


     9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?


     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Fixed Income Payments will always be the same specified amount. (See "INCOME PAYMENTS.") We may offer other options, at our discretion, where permitted by state law.

     10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greater of:

     (a) the Accumulation Value, less any outstanding loan balance, or

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges previously imposed.


     If the Beneficiary is the spouse of the Annuitant and owner, see Question
11. (Also see "DEATH BEFORE ANNUITY COMMENCEMENT" and "FEDERAL TAX MATTERS.")


     11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, or SEP policies only). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death.


     12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. You will then receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes or a surrender charge.

     13. WHAT ABOUT VOTING RIGHTS?


     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the applicable Separate Account. (See "VOTING RIGHTS.")


     14. HOW WILL NYLIAC CALCULATE INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNTS?


     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. In calculating the yield, we assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The current yield is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned in the MainStay VP Cash Management Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ending December 31, 2000, the MainStay VP Cash Management Investment Division's yield for Separate Account-I was 4.09% and for Separate Account-II was 4.09%, and the effective yield was 4.17% for Separate Account-I and 4.17% for Separate Account-II.



     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated in that Investment Division over a specified thirty-day period. In calculating the yield we assume that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period. The current yield is shown as a percentage of the investment. For the 30-day period ended December 31, 2000, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 4.42%, 7.37% and 4.90% for Separate Account-I and Separate Account-II.


     The yield calculations do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that the surrender charge is applicable to a particular policy, the yield of that policy will be reduced. Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional Information.


     TOTAL RETURN CALCULATIONS. The following tables present performance data for each of the Investment Divisions of Separate Account-I for periods ending December 31, 2000. The average annual total return (if surrendered) data reflect all Separate Account and Fund annual expenses shown in the Fee Table on pages 4, 5 and 6. The average annual total return (if surrendered) figures assume that the policy is surrendered at the end of the periods shown. The annual policy service charge, which is charged to policies with an Accumulation Value of less than $20,000, is not reflected. This fee, if applicable, would reduce the rates of return. The average annual total return (no surrenders) does not reflect the deduction of any surrender charges. All rates of return include the reinvestment of investment income, including interest and dividends.



     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Accounts. For periods prior to an Investment Division's inception date, the performance of the Investment Division was derived from the performance of the corresponding Portfolios, as modified to reflect the Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions:

                               SEPARATE ACCOUNT-I
                          AVERAGE ANNUAL TOTAL RETURN

                     (FOR PERIODS ENDED DECEMBER 31, 2000)



                                                                          MAINSTAY VP     MAINSTAY VP
                                                           MAINSTAY VP      CAPITAL          CASH        MAINSTAY VP
                 INVESTMENT DIVISIONS:                        BOND        APPRECIATION    MANAGEMENT     CONVERTIBLE
                 ---------------------                        ----        ------------    -----------    -----------
               PORTFOLIO INCEPTION DATE:
               -------------------------
          INVESTMENT DIVISION INCEPTION DATE:                1/23/84        1/29/93         1/29/93        10/1/96
          -----------------------------------               12/15/93        1/29/93         1/29/93        10/1/96
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year.................................................       1.57%          -17.42%         -1.90%        -12.15%
3 Year.................................................       2.09%           11.94%          1.78%          8.30%
5 Year.................................................       3.40%           15.33%          2.97%            --
10 Year................................................       6.40%              --             --             --
Since Portfolio Inception..............................       7.88%           15.55%          3.23%         10.37%
Since Investment Division Inception*...................       4.35%           15.55%          3.23%         10.43%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year.................................................       8.40%          -11.86%          4.70%         -6.24%
3 Year.................................................       4.32%           14.16%          4.01%         10.66%
5 Year.................................................       4.36%           16.28%          3.92%            --
10 Year................................................       6.40%              --             --             --
Since Portfolio Inception..............................       7.88%           15.82%          3.47%         11.57%
Since Investment Division Inception*...................       4.62%           15.82%          3.47%         11.64%



                                                            MAINSTAY VP
                                                            LORD ABBETT    MAINSTAY VP    ALGER AMERICAN    CALVERT
                                                            DEVELOPING       INDEXED          SMALL          SOCIAL
                 INVESTMENT DIVISIONS:                        GROWTH         EQUITY       CAPITALIZATION    BALANCED
                 ---------------------                      -----------      ------       --------------    --------
               PORTFOLIO INCEPTION DATE:
               -------------------------
          INVESTMENT DIVISION INCEPTION DATE:                 5/1/98         1/29/93         9/21/88         9/2/86
          -----------------------------------                 6/1/98         1/29/93         10/1/96         5/1/95
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year..................................................      -25.16%        -16.12%          -32.67%        -10.41%
3 Year..................................................          --           8.23%            2.84%          4.45%
5 Year..................................................          --          15.53%            4.62%          8.89%
10 Year.................................................          --             --            12.10%          9.81%
Since Portfolio Inception...............................       -4.18%         15.02%           14.46%          9.13%
Since Investment Division Inception*....................       -0.72%         15.02%            3.68%         10.81%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year..................................................      -20.13%        -10.48%          -28.14%         -4.39%
3 Year..................................................          --          10.59%            5.09%          6.74%
5 Year..................................................          --          16.47%            5.59%          9.89%
10 Year.................................................          --             --            12.10%          9.81%
Since Portfolio Inception...............................       -1.82%         15.29%           14.46%          9.13%
Since Investment Division Inception*....................        1.81%         15.29%            4.81%         11.52%


------------

*Performance is calculated as of the initial date a deposit was received in the Investment Division.

                                                                                          MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                                MAINSTAY VP                                                AMERICAN       DREYFUS     EAGLE ASSET
                  MAINSTAY VP   HIGH YIELD     MAINSTAY VP    MAINSTAY VP                   CENTURY        LARGE      MANAGEMENT
    MAINSTAY VP     GROWTH       CORPORATE    INTERNATIONAL      TOTAL      MAINSTAY VP    INCOME &       COMPANY       GROWTH
    GOVERNMENT      EQUITY         BOND          EQUITY         RETURN         VALUE        GROWTH         VALUE        EQUITY
    ----------    -----------   -----------      ------         ------         -----       --------     -----------   -----------
      1/29/93       1/23/84       5/1/95         5/1/95         1/29/93       5/1/95        5/1/98        5/1/98        5/1/98
      1/29/93      12/15/93       5/1/95         5/1/95         1/29/93       5/1/95        6/1/98        6/1/98        6/1/98
        3.80%       -10.60%       -12.96%         -24.21%       -11.53%         4.42%       -17.44%        -1.42%       -16.72%
        2.70%        13.06%        -0.58%           5.20%         8.68%         2.00%           --            --            --
        3.79%        17.80%         5.27%           6.09%        10.95%         9.80%           --            --            --
          --         17.07%           --              --            --            --            --            --            --
        4.74%        12.92%         6.41%           6.48%        11.43%        11.47%         1.54%         2.17%        19.55%
        4.74%        17.07%         6.42%           6.48%        11.43%        11.49%         2.43%         3.17%        21.03%
       10.78%        -4.59%        -7.11%         -19.12%        -5.59%        11.44%       -11.89%         5.21%       -11.13%
        4.95%        15.24%         1.60%           7.50%        11.02%         4.24%           --            --            --
        4.75%        18.67%         6.24%           7.07%        11.97%        10.81%           --            --            --
          --         17.07%           --              --            --            --            --            --            --
        4.98%        12.92%         7.10%           7.17%        11.69%        12.19%         4.04%         4.69%        21.87%
        4.98%        17.38%         7.11%           7.17%        11.69%        12.21%         5.04%         5.79%        23.43%



                                                                                            MORGAN
                                                   JANUS ASPEN     MFS(R)                 STANLEY UIF   T. ROWE
                      FIDELITY VIP   JANUS ASPEN     SERIES       INVESTORS     MFS(R)     EMERGING      PRICE      VAN ECK
     FIDELITY VIP       EQUITY-        SERIES       WORLDWIDE       TRUST      RESEARCH     MARKETS     EQUITY     WORLDWIDE
     CONTRAFUND(R)       INCOME       BALANCED       GROWTH        SERIES       SERIES      EQUITY      INCOME    HARD ASSETS
     -------------    ------------    --------     -----------     ------       ------    -----------   ------    -----------
        1/3/95          10/9/86        9/13/93       9/13/93       10/9/95     7/26/95      10/1/96     3/31/94     9/1/89
        10/1/96         10/1/96        10/1/96       10/1/96       6/1/98       6/1/98      10/1/96     6/1/98      6/1/98
        -13.64%           0.27%         -9.62%       -22.01%        -7.65%      -12.00%     -43.77%       4.56%       3.03%
         10.96%           5.08%         14.87%        17.82%         5.52%        8.72%      -6.67%       4.62%      -5.67%
         15.36%          11.02%         16.30%        20.66%        13.56%       13.44%         --       11.85%      -0.66%
            --           15.84%            --            --            --           --          --          --        4.41%
         19.08%          11.82%         15.39%        20.39%        14.41%       14.44%      -4.71%      14.63%       3.09%
         14.84%          11.38%         16.07%        18.67%         0.61%        6.30%      -4.74%       3.20%      -2.00%
         -7.83%           7.02%         -3.54%       -16.76%        -1.44%       -6.08%     -39.99%      11.59%       9.96%
         13.21%           7.38%         16.98%        19.82%         7.83%       11.07%      -4.63%       6.91%      -3.60%
         16.30%          12.05%         17.21%        21.45%        14.56%       14.45%         --       12.88%       0.26%
            --           15.84%            --            --            --           --          --          --        4.41%
         19.67%          11.82%         15.68%        20.69%        15.21%       15.22%      -3.68%      15.10%       3.09%
         16.10%          12.60%         17.30%        19.81%         3.25%        9.05%      -3.70%       5.83%       0.50%



     For additional information regarding the total return calculations described above, you should refer to the Statement of Additional Information.

     16. ARE POLICY LOANS AVAILABLE?



     If you have purchased your policy in connection with a tax-sheltered annuity "TSA" (Section 403(b)) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "LOANS.")


     17. HOW DO I CONTACT NYLIAC?


                    GENERAL INQUIRIES AND WRITTEN REQUESTS   PREMIUM PAYMENTS AND LOAN PAYMENTS
                    --------------------------------------   ----------------------------------
REGULAR MAIL        NYLIAC Variable Products Service Center  NYLIAC
                    Madison Square Station                   75 Remittance Dr.
                    P.O. Box 922                             Suite 3021
                    New York, NY 10159                       Chicago, IL 60675-3021
EXPRESS MAIL        NYLIAC Variable Products Service Center  NYLIAC, Suite 3021
                    51 Madison Avenue                        c/o The Northern Trust Bank
                    Room 452                                 350 North Orleans St.
                    New York, NY 10010                       Receipt & Dispatch, 8th Fl.
                                                             Chicago, IL 60654
CUSTOMER SERVICE    (800) 598-2019
AND UNIT VALUES


                              FINANCIAL STATEMENTS


     The audited financial statements of NYLIAC (including the auditor's report) for the fiscal years ended December 31, 2000, 1999 and 1998, and of the Separate Accounts (including the auditor's report) for the period ended December 31, 2000 are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from financial statements audited by PricewaterhouseCoopers LLP, independent accountants. Values and units shown are for full year periods, except where indicated.


                                                       MAINSTAY VP                                          MAINSTAY VP
                                                           BOND                                         CAPITAL APPRECIATION
                          ----------------------------------------------------------------------   ------------------------------
                           2000     1999     1998     1997     1996     1995     1994    1993(b)     2000       1999       1998
                          ------   ------   ------   ------   ------   ------   ------   -------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................  $12.67   $13.04   $12.10   $11.18   $11.10   $ 9.51   $ 9.97     --       $36.34     $29.35     $21.53
Accumulation Unit value
 (end of period)........  $13.73   $12.67   $13.04   $12.10   $11.18   $11.10   $ 9.51     --       $32.02     $36.34     $29.35
Number of units
 outstanding (in 000s)
 (end of period)........   2,376    2,772    2,823    2,249    2,080    1,733      961     --       12,222     12,611     12,433
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................  $12.67   $13.04   $12.10   $11.18   $11.10   $ 9.51   $ 9.97   $10.00     $36.34     $29.35     $21.53
Accumulation Unit value
 (end of period)........  $13.73   $12.67   $13.04   $12.10   $11.18   $11.10   $ 9.51   $ 9.97     $32.02     $36.34     $29.35
Number of units
 outstanding (in 000s)
 (end of period)........   1,954    2,296    2,190    1,655    1,591    1,314      641        3     12,184     12,137     11,469

                                              MAINSTAY VP
                                         CAPITAL APPRECIATION
                          ---------------------------------------------------
                            1997       1996       1995       1994     1993(a)
                          --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................   $17.66     $15.07     $11.24     $11.91    $10.00
Accumulation Unit value
 (end of period)........   $21.53     $17.66     $15.07     $11.24    $11.91
Number of units
 outstanding (in 000s)
 (end of period)........   11,857     10,890      7,852      5,702     2,239
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................   $17.66     $15.07     $11.24     $11.91    $10.00
Accumulation Unit value
 (end of period)........   $21.53     $17.66     $15.07     $11.24    $11.91
Number of units
 outstanding (in 000s)
 (end of period)........   10,312      8,675      5,852      3,787     1,402


                                                              MAINSTAY VP
                                                            CASH MANAGEMENT
                          ------------------------------------------------------------------------------------
                            2000       1999       1998       1997       1996       1995       1994     1993(a)
                          --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................   $ 1.25     $ 1.21     $ 1.16     $ 1.12     $ 1.08     $ 1.04     $ 1.01    $ 1.00
Accumulation Unit value
 (end of period)........   $ 1.31     $ 1.25     $ 1.21     $ 1.16     $ 1.12     $ 1.08     $ 1.04    $ 1.01
Number of units
 outstanding (in 000s)
 (end of period)........   30,612     46,932     34,013     25,689     24,436     19,554     19,630    15,549
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................   $ 1.25     $ 1.21     $ 1.16     $ 1.12     $ 1.08     $ 1.04     $ 1.01    $ 1.00
Accumulation Unit value
 (end of period)........   $ 1.31     $ 1.25     $ 1.21     $ 1.16     $ 1.12     $ 1.08     $ 1.04    $ 1.01
Number of units
 outstanding (in 000s)
 (end of period)........   26,368     47,710     32,015     27,559     20,142     15,539     15,647    10,677

                                              MAINSTAY VP
                                              CONVERTIBLE
                          ---------------------------------------------------
                            2000       1999       1998       1997     1996(d)
                          --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................   $16.99     $12.13     $11.76     $10.32    $10.00
Accumulation Unit value
 (end of period)........   $15.93     $16.99     $12.13     $11.76    $10.32
Number of units
 outstanding (in 000s)
 (end of period)........    1,160        915        847        636       154
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................   $16.95     $12.09     $11.73     $10.29    $10.00
Accumulation Unit value
 (end of period)........   $15.89     $16.95     $12.09     $11.73    $10.29
Number of units
 outstanding (in 000s)
 (end of period)........      891        624        610        452        74


                                                              MAINSTAY VP                                          MAINSTAY VP
                                                               GOVERNMENT                                         GROWTH EQUITY
                          ------------------------------------------------------------------------------------   ---------------
                            2000       1999       1998       1997       1996       1995       1994     1993(a)    2000     1999
                          --------   --------   --------   --------   --------   --------   --------   -------   ------   ------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................   $13.26     $13.68     $12.71     $11.76     $11.65     $10.11     $10.44    $10.00    $32.24   $25.13
Accumulation Unit value
 (end of period)........   $14.69     $13.26     $13.68     $12.71     $11.76     $11.65     $10.11    $10.44    $30.76   $32.24
Number of units
 outstanding (in 000s)
 (end of period)........    2,677      5,186      3,288      2,749      3,177      3,281      3,686     2,834     5,062    4,954
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................   $13.26     $13.68     $12.71     $11.76     $11.65     $10.11     $10.44    $10.00    $32.24   $25.13
Accumulation Unit value
 (end of period)........   $14.69     $13.26     $13.68     $12.71     $11.76     $11.65     $10.11    $10.44    $30.76   $32.24
Number of units
 outstanding (in 000s)
 (end of period)........    1,784      2,873      2,233      1,904      2,122      2,020      2,351     1,623     4,847    4,618

                                              MAINSTAY VP
                                             GROWTH EQUITY
                          ----------------------------------------------------
                           1998     1997     1996     1995     1994    1993(b)
                          ------   ------   ------   ------   ------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................  $20.11   $16.07   $13.08   $10.26   $10.27   $10.00
Accumulation Unit value
 (end of period)........  $25.13   $20.11   $16.07   $13.08   $10.26   $10.27
Number of units
 outstanding (in 000s)
 (end of period)........   4,996    4,307    3,085    1,831      881        2
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................  $20.11   $16.07   $13.08   $10.26   $10.27   $10.00
Accumulation Unit value
 (end of period)........  $25.13   $20.11   $16.07   $13.08   $10.26   $10.27
Number of units
 outstanding (in 000s)
 (end of period)........   4,300    3,451    2,336    1,403      514        3


------------
(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.
(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.
(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(e) For the period June 1, 1998 (commencement of operations) through December 31, 1998.

                                                 MAINSTAY VP
                                                  HIGH YIELD                                            MAINSTAY VP
                                                CORPORATE BOND                                         INDEXED EQUITY
                        --------------------------------------------------------------   ------------------------------------------
                          2000       1999       1998       1997       1996     1995(c)    2000     1999     1998     1997     1996
                        --------   --------   --------   --------   --------   -------   ------   ------   ------   ------   ------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $15.89     $14.26     $14.08     $12.62     $10.91    $10.00    $34.50   $28.96   $22.83   $17.41   $14.41
Accumulation Unit
 value (end of
 period)..............   $14.76     $15.89     $14.26     $14.08     $12.62    $10.91    $30.88   $34.50   $28.96   $22.83   $17.41
Number of units
 outstanding (in 000s)
 (end of period)......    8,588      9,761     10,373      9,539      5,449     1,446     8,368    8,592    8,414    6,724    4,768
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $15.88     $14.25     $14.06     $12.60     $10.89    $10.00    $34.50   $28.96   $22.83   $17.41   $14.41
Accumulation Unit
 value (end of
 period)..............   $14.75     $15.88     $14.25     $14.06     $12.60    $10.89    $30.88   $34.50   $28.96   $22.83   $17.41
Number of units
 outstanding (in 000s)
 (end of period)......    5,703      6,344      6,384      5,215      2,841       778     8,360    8,375    7,539    5,616    3,783

                                                                             MAINSTAY VP
                               MAINSTAY VP                                  INTERNATIONAL
                             INDEXED EQUITY                                     EQUITY
                        -------------------------   --------------------------------------------------------------
                         1995     1994    1993(a)     2000       1999       1998       1997       1996     1995(c)
                        ------   ------   -------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............  $10.66   $10.72   $10.00     $18.31     $14.49     $11.92     $11.48     $10.53    $10.00
Accumulation Unit
 value (end of
 period)..............  $14.41   $10.66   $10.72     $14.81     $18.31     $14.49     $11.92     $11.48    $10.53
Number of units
 outstanding (in 000s)
 (end of period)......   3,677    3,236    2,187        660        692        716        751        674       165
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............  $10.66   $10.72   $10.00     $18.32     $14.50     $11.93     $11.49     $10.53    $10.00
Accumulation Unit
 value (end of
 period)..............  $14.41   $10.66   $10.72     $14.82     $18.32     $14.50     $11.93     $11.49    $10.53
Number of units
 outstanding (in 000s)
 (end of period)......   2,983    2,567    1,819        545        547        532        553        426       112


                                                              MAINSTAY VP
                                                              TOTAL RETURN
                          ------------------------------------------------------------------------------------
                            2000       1999       1998       1997       1996       1995       1994     1993(a)
                          --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................   $25.44     $22.03     $17.55     $15.10     $13.65     $10.77     $11.37    $10.00
Accumulation Unit value
 (end of period)........   $24.02     $25.44     $22.03     $17.55     $15.10     $13.65     $10.77    $11.37
Number of units
 outstanding (in 000s)
 (end of period)........    8,998      9,703      9,895      9,720      9,369      7,579      6,584     3,067
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................   $25.44     $22.03     $17.55     $15.10     $13.65     $10.77     $11.37    $10.00
Accumulation Unit value
 (end of period)........   $24.02     $25.44     $22.03     $17.55     $15.10     $13.65     $10.77    $11.37
Number of units
 outstanding (in 000s)
 (end of period)........    8,146      8,546      8,406      7,911      7,185      5,450      4,441     1,805

                                                   MAINSTAY VP
                                                      VALUE
                          --------------------------------------------------------------
                            2000       1999       1998       1997       1996     1995(c)
                          --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................   $17.24     $16.05     $16.96     $13.98     $11.50    $10.00
Accumulation Unit value
 (end of period)........   $19.21     $17.24     $16.05     $16.96     $13.98    $11.50
Number of units
 outstanding (in 000s)
 (end of period)........    3,643      4,158      4,718      4,277      2,522       658
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................   $17.29     $16.10     $17.01     $14.02     $11.53    $10.00
Accumulation Unit value
 (end of period)........   $19.27     $17.29     $16.10     $17.01     $14.02    $11.53
Number of units
 outstanding (in 000s)
 (end of period)........    3,324      3,758      3,949      3,186      1,754       435



                                   MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                                AMERICAN CENTURY                  DREYFUS LARGE              EAGLE ASSET MANAGEMENT
                                 INCOME & GROWTH                  COMPANY VALUE                   GROWTH EQUITY
                          -----------------------------   -----------------------------   -----------------------------
                            2000       1999     1998(e)     2000       1999     1998(e)     2000       1999     1998(e)
                          --------   --------   -------   --------   --------   -------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................   $12.89     $11.10    $10.00     $10.99     $10.44    $10.00     $19.38     $11.86    $10.00
Accumulation Unit value
 (end of period)........   $11.35     $12.89    $11.10     $11.57     $10.99    $10.44     $17.22     $19.38    $11.86
Number of units
 outstanding (in 000s)
 (end of period)........      604        562       302        249        216       125      1,810        317        64
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................   $12.89     $11.10    $10.00     $11.14     $10.58    $10.00     $19.55     $11.97    $10.00
Accumulation Unit value
 (end of period)........   $11.35     $12.89    $11.10     $11.72     $11.14    $10.58     $17.37     $19.55    $11.97
Number of units
 outstanding (in 000s)
 (end of period)........      540        491       194        268        216        91      1,211        337       101


------------
(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.
(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.
(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(e) For the period June 1, 1998 (commencement of operations) through December 31, 1998.

                            MAINSTAY VP
                            LORD ABBETT                        ALGER AMERICAN                               CALVERT
                            DEVELOPING                              SMALL                                   SOCIAL
                              GROWTH                           CAPITALIZATION                              BALANCED
                     -------------------------   -------------------------------------------   ---------------------------------
                      2000     1999    1998(e)    2000     1999     1998     1997    1996(d)    2000     1999     1998     1997
                     ------   ------   -------   ------   ------   ------   ------   -------   ------   ------   ------   ------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........  $13.11   $10.05   $10.00    $16.98   $11.99   $10.52   $ 9.56   $10.00    $19.40   $17.51   $15.26   $12.87
Accumulation Unit
 value (end of
 period)...........  $10.47   $13.11   $10.05    $12.20   $16.98   $11.99   $10.52   $ 9.56    $18.55   $19.40   $17.51   $15.26
Number of units
 outstanding (in
 000s) (end of
 period)...........     266      198       87     1,648    1,154      999      722      129       226      230      201      154
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........  $13.14   $10.07   $10.00    $16.97   $11.99   $10.51   $ 9.56   $10.00    $19.42   $17.53   $15.28   $12.89
Accumulation Unit
 value (end of
 period)...........  $10.50   $13.14   $10.07    $12.20   $16.97   $11.99   $10.51   $ 9.56    $18.57   $19.42   $17.53   $15.28
Number of units
 outstanding (in
 000s) (end of
 period)...........     303      178       59     1,451      926      787      551       55       308      296      223      138


                         CALVERT                         FIDELITY
                          SOCIAL                            VIP
                         BALANCED                      CONTRAFUND(R)
                     ----------------   -------------------------------------------
                      1996    1995(c)    2000     1999     1998     1997    1996(d)
                     ------   -------   ------   ------   ------   ------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........  $11.58   $10.00    $20.41   $16.64   $12.97   $10.58   $10.00
Accumulation Unit
 value (end of
 period)...........  $12.87   $11.58    $18.81   $20.41   $16.64   $12.97   $10.58
Number of units
 outstanding (in
 000s) (end of
 period)...........      69       24     3,332    3,195    2,796    1,844      240
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........  $11.59   $10.00    $20.02   $16.32   $12.72   $10.38   $10.00
Accumulation Unit
 value (end of
 period)...........  $12.89   $11.59    $18.45   $20.02   $16.32   $12.72   $10.38
Number of units
 outstanding (in
 000s) (end of
 period)...........      61       12     4,048    3,657    2,785    1,542       91


                                                                                                                   JANUS ASPEN
                                                                                   JANUS ASPEN                       SERIES
                                    FIDELITY VIP                                     SERIES                         WORLDWIDE
                                    EQUITY-INCOME                                   BALANCED                         GROWTH
                     -------------------------------------------   -------------------------------------------   ---------------
                      2000     1999     1998     1997    1996(d)    2000     1999     1998     1997    1996(d)    2000     1999
                     ------   ------   ------   ------   -------   ------   ------   ------   ------   -------   ------   ------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........  $15.43   $14.70   $13.34   $10.55   $10.00    $20.26   $16.19   $12.22   $10.14   $10.00    $25.81   $15.90
Accumulation Unit
 value (end of
 period)...........  $16.52   $15.43   $14.70   $13.34   $10.55    $19.55   $20.26   $16.19   $12.22   $10.14    $21.49   $25.81
Number of units
 outstanding (in
 000s) (end of
 period)...........   2,060    2,033    1,895    1,138       77     4,183    3,300    1,813      802       94     5,233    4,073
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........  $15.32   $14.59   $13.25   $10.47   $10.00    $20.32   $16.24   $12.25   $10.16   $10.00    $25.86   $15.93
Accumulation Unit
 value (end of
 period)...........  $16.39   $15.32   $14.59   $13.25   $10.47    $19.60   $20.32   $16.24   $12.25   $10.16    $21.53   $25.86
Number of units
 outstanding (in
 000s) (end of
 period)...........   1,813    1,847    1,653      788       51     4,357    3,387    1,641      600       39     5,465    4,171

                            JANUS ASPEN
                              SERIES                   MFS(R) GROWTH
                             WORLDWIDE                  WITH INCOME
                              GROWTH                      SERIES
                     -------------------------   -------------------------
                      1998     1997    1996(d)    2000     1999    1998(e)
                     ------   ------   -------   ------   ------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........  $12.50   $10.36   $10.00    $10.99   $10.44   $10.00
Accumulation Unit
 value (end of
 period)...........  $15.90   $12.50   $10.36    $10.83   $10.99   $10.44
Number of units
 outstanding (in
 000s) (end of
 period)...........   3,491    2,632      256       252      217      107
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........  $12.52   $10.38   $10.00    $11.30   $10.73   $10.00
Accumulation Unit
 value (end of
 period)...........  $15.93   $12.52   $10.38    $11.13   $11.30   $10.73
Number of units
 outstanding (in
 000s) (end of
 period)...........   3,276    2,159      100       240      212       74


                              MFS(R)                           MORGAN STANLEY
                             RESEARCH                           UIF EMERGING                         T. ROWE PRICE
                              SERIES                           MARKETS EQUITY                        EQUITY INCOME
                     -------------------------   -------------------------------------------   -------------------------
                      2000     1999    1998(e)    2000     1999     1998     1997    1996(d)    2000     1999    1998(e)
                     ------   ------   -------   ------   ------   ------   ------   -------   ------   ------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........  $13.27   $10.84   $10.00    $14.21   $ 7.36   $ 9.83   $ 9.93   $10.00    $10.37   $10.13   $10.00
Accumulation Unit
 value (end of
 period)...........  $12.47   $13.27   $10.84    $ 8.53   $14.21   $ 7.36   $ 9.83   $ 9.93    $11.58   $10.37   $10.13
Number of units
 outstanding (in
 000s) (end of
 period)...........     320      164       82       699      578      515      452       78       590      394      192
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........  $13.10   $10.70   $10.00    $14.32   $ 7.41   $ 9.90   $10.00   $10.00    $10.45   $10.21   $10.00
Accumulation Unit
 value (end of
 period)...........  $12.31   $13.10   $10.70    $ 8.59   $14.32   $ 7.41   $ 9.90   $10.00    $11.67   $10.45   $10.21
Number of units
 outstanding (in
 000s) (end of
 period)...........     316      166       70       732      510      420      391       26       480      387      168

                              VAN ECK
                             WORLDWIDE
                            HARD ASSETS
                     -------------------------
                      2000     1999    1998(e)
                     ------   ------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........  $ 9.21   $ 7.71   $10.00
Accumulation Unit
 value (end of
 period)...........  $10.13   $ 9.21   $ 7.71
Number of units
 outstanding (in
 000s) (end of
 period)...........      50       58       32
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........  $ 9.36   $ 7.83   $10.00
Accumulation Unit
 value (end of
 period)...........  $10.29   $ 9.36   $ 7.83
Number of units
 outstanding (in
 000s) (end of
 period)...........      45       38        7


------------
(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.
(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.
(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(e) For the period June 1, 1998 (commencement of operations) through December 31, 1998.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                           AND THE SEPARATE ACCOUNTS

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $32.390 billion at the end of 2000. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNTS

     Each of the Separate Accounts was established on October 5, 1992, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Accounts.

     Although the assets of each of the Separate Accounts belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Accounts exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Accounts are credited to or charged against the assets of those Separate Accounts, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Accounts is entirely independent of both the investment performance of the Fixed Account and any other separate account of NYLIAC.


     Each of the Separate Accounts currently has 26 Investment Divisions which are available under this policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Portfolios described in this prospectus are different from portfolios available directly to the general public. Investment results may differ.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.


     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive a service fee from the Funds, or from the investment advisers or other service providers of the Funds in return for providing services of this type.

Currently, we receive service fees at annual rates ranging from .10% to .35% of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:



                                             INVESTMENT
               FUND                           ADVISERS                            ELIGIBLE PORTFOLIOS
MainStay VP Series Fund, Inc.       New York Life Investment      MainStay VP Bond; MainStay VP Capital Appreciation;
                                    Management LLC                MainStay VP Cash Management; MainStay VP
                                                                  Convertible; MainStay VP Government; MainStay VP
                                                                  Growth Equity; MainStay VP High Yield Corporate
                                                                  Bond; MainStay VP Indexed Equity; MainStay VP
                                                                  International Equity; MainStay VP Total Return;
                                                                  MainStay VP Value; MainStay VP American Century
                                                                  Income & Growth; MainStay VP Dreyfus Large Company
                                                                  Value; MainStay VP Eagle Asset Management Growth
                                                                  Equity; MainStay VP Lord Abbett Developing Growth
The Alger American Fund             Fred Alger Management, Inc.   Alger American Small Capitalization
Calvert Variable Series, Inc.       Calvert Asset Management      Calvert Social Balanced
                                    Company, Inc.
Fidelity Variable Insurance         Fidelity Management and       Fidelity VIP Contrafund(R)
Products Fund                       Research Company              Fidelity VIP Equity-Income
Janus Aspen Series                  Janus Capital Corporation     Janus Aspen Series Balanced;
                                                                  Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance           MFS Investment Management(R)  MFS(R) Investors Trust Series;
Trust(SM)                                                         MFS(R) Research Series
The Universal Institutional Funds,  Morgan Stanley Asset          Morgan Stanley UIF Emerging Markets Equity
Inc.                                Management
T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates,     T. Rowe Price Equity Income
                                    Inc.
Van Eck Worldwide Insurance Trust   Van Eck Associates            Van Eck Worldwide Hard Assets
                                    Corporation



Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.


     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment, or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Accounts. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Accounts from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when we determine in our sole discretion that marketing, tax, investment or other conditions so warrant. We will make new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Accounts as management companies under the Investment Company Act of 1940, (b) deregister them under such Act in the event such registration is no longer required, (c) combine the Separate Accounts with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset values on the payable date.

                                  THE POLICIES

     This is a flexible premium policy, which means that additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Accounts or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Accounts. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Accounts are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Funds' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments and (d) name a payee to receive Income Payments. You cannot lose these rights. However, all rights of ownership cease upon your death.

              SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the policies described in this prospectus, we offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and liquidity preferences.

     The LifeStages(R) Flexible Premium Variable Annuity is designed generally for purchasers with a long time horizon who intend to make multiple contributions to the policy over time.

     The LifeStages(R) Variable Annuity is designed generally for purchasers with an intermediate time horizon who intend to make a single contribution or a limited number of contributions to the policy.


     The LifeStages(R) Access Variable Annuity is designed generally for purchasers with a shorter time horizon. Although there is no surrender charge under a LifeStages(R) Access Variable Annuity, other charges are somewhat higher than those in other policies.



     The LifeStages(R) Premium Plus Variable Annuity is designed generally for purchasers who prefer an annuity with a credit. Fees and charges for the LifeStages(R) Premium Plus Variable Annuity are somewhat higher than those in the LifeStages(R) Flexible Premium Variable Annuity or LifeStages(R) Variable Annuity and, over time, the amount of the Credit may be more than offset by those higher charges. Furthermore, there may be circumstances in which the purchase of a LifeStages(R) Premium Plus Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which might have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.



     The chart below outlines some of the different features for each LifeStages(R) variable annuity we offer. Your registered representative can provide you with the prospectuses for one or more of these annuities, which contain more complete information.




                           LIFESTAGES(R)
                             FLEXIBLE                                 LIFESTAGES(R)     LIFESTAGES(R)
                         PREMIUM VARIABLE         LIFESTAGES(R)           ACCESS         PREMIUM PLUS
                              ANNUITY           VARIABLE ANNUITY     VARIABLE ANNUITY  VARIABLE ANNUITY
Fixed Account                   Yes            Yes (1% additional          Yes               Yes
                                                rate credited to
                                                monies deposited
                                               directly into Fixed
                                                    Account)
DCA Advantage Plan              No            Yes (6, 12, 18 month          No           Yes (6 month
                                                  accounts are                             account)
                                                   available)
Surrender Charge       9 Years (7%, 7%, 7%,   6 Years (7%, 7%, 7%,         N/A         8 years (8%, 8%,
Period                  6%, 5%, 4%, 3%, 2%,   6%, 5%, 4%) (Based on                    8%, 7%, 6%, 5%,
                       1%) (Based on policy   each premium payment                      4%, 3%) (Based
                               date)                  date)                            on each premium
                                                                                        payment date)
Death Benefit           3 Year Reset to Age    Annual Reset to Age   Annual Reset to   Annual Reset to
Guarantee                       85                     85                 Age 80            Age 80
Total Separate                1.40%*                  1.40%               1.55%             1.60%
Account Charges
(mortality and
expense risk charge
and administration
fee)
Annual Policy Service           $30                    $30                 $40*              $30
Charge
Minimum Cash Value           $20,000*                $20,000             $50,000           $100,000
Required to Waive
Annual Policy Service
Charge


All policies and features may not be available in all states.

 *  May be lower in some states.


     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy with after-tax dollars to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy with pre-tax dollars for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs;

     (3) Section 457 Deferred Compensation Plans.


     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.

     If you are considering a Qualified Policy, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features that may not be available in these other types of investments. They include:

     (1) a Fixed Account option, which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, partial withdrawals and surrender charges;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive a guaranteed amount of monthly income for life after the First Policy Year; and

     (5) two riders (an Unemployment Benefit Rider and a Living Needs Benefit Rider), which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider.


     (6)an Interest Sweep feature, which provides the opportunity to allocate interest earned on monies in the Fixed Account to other Investment Divisions under the policy.



     (7)the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole Beneficiary.


     These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application. The application is sent to us with your initial premium payment to NYLIAC. For salary reduction plans, the application is sent to NYLIAC and the policy becomes part of the pre-authorized billing arrangement. If the application is accurate and complete, and we have received all other information necessary to process the application, we will credit the initial premium payment within two Business Days after receipt. If we cannot credit the initial premium payment within five Business Days after we receive it because the application is incomplete or inaccurate, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policy owner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Internal Revenue Code.


     We will allocate the initial premium payments to the MainStay VP Cash Management Investment Division until 15 days after the policy issued. At the end of this period, we will allocate premium payments in accordance with your instructions. We credit subsequent premium payments to the policy at the close of the Business Day on which they are deposited by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated in the response to Question 17.



     You may allocate premium payments in up to 18 Investment Divisions plus the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made. However, any change to the policy's allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions plus the Fixed Account.


     Unless we permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

          (a) for tax-sheltered annuities, $50 per month or a $2,000 single premium;

          (b) for IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

          (c) for deferred compensation plans, $50 per month; and

          (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

     For Non-Qualified Policies, the minimum initial premium payment is $5,000 single premium or a $2,500 premium payment plus $50 per month as either pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You may make additional premium payments of at least $50 each or such lower amount as we may permit at any time and by any method NYLIAC makes available. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and public and private employee payroll deductions. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law. NYLIAC also reserves the right in its discretion to accept premium payments of less than $50, provided such discretion is exercised in a non-discriminatory manner.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify us to reinstate it, and we agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")


     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the Business Day we receive the policy, but without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date we receive the policy, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.


     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85 (age 78 in Pennsylvania and age 80 in New York). We will accept additional premium payments until either you or the Annuitant reaches the age of 85, unless we agree otherwise. For IRA, Roth IRA, TSA and SEP plans, you must also be Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80. We will accept additional premium payments until the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the same Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions within the same Separate Account or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See "FIXED ACCOUNT.")



     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE TRANSFERS"). We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which we receive the transfer request. (See "DELAY OF PAYMENTS.") Transfers may be limited in connection with Third Party Investment Advisory Arrangements.


     PROCEDURES FOR TELEPHONE TRANSFERS


     You may make telephone transfers in two ways: (1) you may directly contact a service representative or (2) you may also request access to an electronic service known as a Voice Response Unit (VRU). The VRU permits you to transfer monies among the Investment Divisions and/or the Fixed Account and change the allocation of future premium payments. You can elect these features by completing and signing a Telephone Authorization Form. However, we reserve the right to temporarily discontinue the availability of the VRU.



     We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a service representative accepts any request, the caller will be asked for his or her social security number and date of birth. All calls will be recorded. We will assign a personal identification number (PIN) to all policy owners who request VRU access. You must properly enter the PIN before we allow any transactions through the VRU. Furthermore, we will confirm all telephone transactions in writing.


     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     DOLLAR COST AVERAGING

     The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.


     Under this option, you may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.


     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process a transfer, NYLIAC must have received a request in writing no later than one week prior to the date the transfers are to begin.


     You may cancel the Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Growth Equity Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:



            AMOUNT            ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE          PURCHASED
 1             $100              $10.00                10.00
 2             $100              $ 8.00                12.50
 3             $100              $12.50                 8.00
 4             $100              $ 7.50                13.33
Total          $400              $38.00                43.83

                  The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                   The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Divisions will shift the percentages. If you elect Automatic Asset Reallocation, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option. However, the Variable Accumulation Value may not be allocated to more than 18 Investment Divisions if you selected the Automatic Asset Reallocation option.



     You may cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as we may determine. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.


     INTEREST SWEEP


     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually) and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you specify or on the next Business Day (if the day you have specified is not a Business Day).


     You may request the Interest Sweep option in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation options. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, we will process the Interest Sweep transfer first.


     YOU MAY NOT TRANSFER MORE THAN 20% of the Fixed Accumulation Value at the beginning of the Policy Year from the Fixed Account to the Investment Divisions during a Policy Year. (See "THE FIXED ACCOUNT --

TRANSFERS TO INVESTMENT DIVISIONS.") If an Interest Sweep option transfer would cause more than 20% of the Fixed Accumulation Value at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and the Interest Sweep option will be automatically suspended.



     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 or such a lower amount as we may determine.


     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). We will place the initial premium payment in the MainStay VP Cash Management Investment Division until 15 days after we issue the policy. At the end of this period, we will allocate the premium payments to the Investment Divisions and/or the Fixed Account as requested. We will allocate all additional premium payments to the Investment Divisions and/or Fixed Account as requested.


     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)


     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Accounts' charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

     THIRD PARTY INVESTMENT ADVISORY ARRANGEMENTS


     In some cases, the policy may be sold to policy owners who independently utilize the services of a third party advisor offering asset allocation and/or market timing services. NYLIAC may honor transfer and withdrawal instructions from such asset allocation and market timing services if it has received authorization to do so from the policy owner participating in the service. We do not endorse, approve or recommend such services in any way and you should be aware that fees paid for such services are separate from and in addition to fees paid under the policy.


     Because the amounts associated with some of these transactions may be unusually large, the investment advisers may have difficulty processing the transactions. In addition, execution of such transactions may possibly adversely affect the Variable Accumulation Values of policy owners who are not utilizing asset allocation or market timing services. Accordingly, NYLIAC reserves the right to not accept transfer instructions which are submitted by any person, asset allocation and/or market timing services on behalf of policy owners.

     We will exercise this right only in accordance with uniform procedures that we may establish from time to time and that will not unfairly discriminate against similarly situated policyowners.

     POLICY OWNER INQUIRIES


     Your inquiries should be addressed to NYLIAC as indicated in the response to question 17.



     RECORDS AND REPORTS



     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under federal securities laws or by any other applicable law or regulation. Please review this report carefully. If you believe it contains an error, please notify us immediately. To correct an error, you must call it to our attention within 15 days of the date of the statement.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, we deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative is less than the necessary surrender charge, we will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative.

     The surrender charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The percentage of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no surrender charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                        POLICY YEAR                           CHARGE
                        -----------                           ------
 1..........................................................    7%
 2..........................................................    7%
 3..........................................................    7%
 4..........................................................    6%
 5..........................................................    5%
 6..........................................................    4%
 7..........................................................    3%
 8..........................................................    2%
 9..........................................................    1%
10+.........................................................    0

     The duration of the surrender charge schedule is based solely on the Policy Date. Additional premium payments do not begin their own surrender charge schedules.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greater of (i) 10% of the Accumulation Value at the time of surrender or withdrawal, or (ii) a) for policies issued on or after May 19, 2000, the Accumulation Value less accumulated premium payments,
         b) for policies issued prior to May 19, 2000, the Accumulation Value less accumulated premium payments for policies with total premium payments of $100,000 or more;

     (b) if NYLIAC cancels the policy;

     (c) when we pay proceeds upon the death of the policy owner or the Annuitant;

     (d) when you select an Income Payment Option in any Policy Year after the first Policy Year;


     (e) when a required minimum distribution that we calculate is made under a Qualified policy (this amount will, however, count against the first exception);


     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and

     (h) when the aggregate surrender charges under a policy exceed 8.5% of the total premium payments.

     In addition, we will not assess a surrender charge on certain withdrawals from the Fixed Account. (See "THE FIXED ACCOUNT.")


     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.20% of the average daily net asset value of the applicable Separate Account and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, we impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to .10% of the average daily net asset value of the applicable Separate Account and is deducted daily.

     (c) Policy Service Charge


     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $10,000. This charge is the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender, whichever is applicable. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.


     (d) Fund Charges

     The value of the assets in the Separate Accounts will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.


     (e) Transfer Fees



     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset reallocation do not count toward this transfer limit.


     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.


     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Accounts. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.


                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to NYLIAC. The amount available for withdrawal is the Accumulation Value on the Business Day during which we receive the request, less any outstanding loan balance, surrender charges, premium taxes which we may deduct and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Accounts and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the Policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.


     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")


     (a) Surrenders


     We may deduct a surrender charge and any state premium tax, if applicable, less any outstanding loan balance, and less the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "INCOME PAYMENTS.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")


     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")


     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative, less any surrender charge that may apply, to you.

     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify which Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.") If you do not specify otherwise, we will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.


     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later.

     OUR RIGHT TO CANCEL

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE


     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The earliest possible Annuity Commencement Date is the first Policy Anniversary. You may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. If we agree, you may defer the Annuity Commencement Date to a later date, provided that we receive written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If you or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance; or

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals.

     We have set forth below an example of how the death benefit is calculated. In this example, we have assumed the following:

     (1) you purchase a policy with a $100,000 premium payment;

     (2) the Accumulation Value is $110,000 in the second Policy Year;

     (3) a $5,000 withdrawal is made in the second Policy Year;

     (4) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $75,000.

                           The death benefit is the greater of:
                           (a) Accumulation Value; or     =    $75,000
                           (b) Premium payments less
                                any partial withdrawals   =    $95,000 ($100,000 - $5,000)

     In this example, your Beneficiary(ies) would receive $95,000.

     The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the applicable Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

        (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or


        (ii) under another Income Payment Option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the Owner's death. (See "INCOME PAYMENTS.")



     If your spouse is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner, and,
(b) if you were the Annuitant, as the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")


     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS.")


     INCOME PAYMENTS

     (a) Election of Income Payment Options


     We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment we agree to at any time before the Annuity Commencement Date. If the Life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.


     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income are based on annuity tables that vary on the basis of sex, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Other Methods of Payment

     If NYLIAC agrees, you (or the Beneficiary upon the death of you or the Annuitant prior to the Annuity Commencement Date) may choose to have Income Payments made under some other method of payment or in a lump sum.

     (c) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time, before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Accounts under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:

          1. The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;

          2. An emergency exists as defined by the Securities and Exchange Commission ("SEC");

          3. The SEC permits a delay for the protection of security holders; or

          4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     For the same reasons we will delay transfers from the Separate Accounts to the Fixed Account.

     We may also delay payments of any amount due from the Fixed Account. When permitted by law, we may defer payment of any partial or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial or full surrender request deferred for 30 days or more.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.

     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(b)(11)


     Distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.


     Under the terms of your plan you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.

     For plans not subject to ERISA, the interest rate paid by the policy owner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate of 3%. For plans subject to ERISA, we will apply the interest charged on the loan at the prime rate at the beginning of the calendar year, plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but will always be at least equal to the minimum guaranteed interest rate of 3%. For all plans, we will assess interest in arrears as part of the periodic loan repayments.


     You must repay the loan on a periodic basis not less frequent than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, we will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.


     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policy owner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Internal Revenue Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans.

     RIDERS


     At no additional charge, we include two riders under the policy: an Unemployment Benefit rider, for Non-Qualified, IRA and Roth IRA policies, and a Living Needs Benefit rider, for all types of policies. Both riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to the imposition of a surrender charge upon the happening of certain qualifying events. The riders are only available in those states where they have been approved.


     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled you may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You must also provide us with proof that the Annuitant has spent 60 or more consecutive days in a nursing home. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved.

     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA and Roth IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age
59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provision. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set quarterly on the first day of each new calendar quarter. All premium payments and additional payments (including transfers from other Investment Divisions) allocated to the Fixed Account during a calendar quarter will receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year.

     (b) Bail-Out


     Surrender Charges may be applied to withdrawals from the Fixed Account. (See "SURRENDER CHARGES.") For policies applied for prior to April 1, 1999, in addition to the "Exceptions to Surrender Charges" described at page 29, subject to any applicable state insurance law or regulation, a surrender charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary: (1) the interest rate set for that amount falls more than
2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and
(2) within 60 days after that Policy Anniversary, you withdraw part or all of that amount allocated to the Fixed Account. We reserve the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.

     The exception described above does not apply to policies applied for on or after April 1, 1999, in states where approved. You should check with your registered representative to determine whether this provision is still available in your state.

     (c) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. For applications signed prior to April 1, 1999, you may transfer an amount from the Fixed Account to the Investment Divisions if on any Policy
     Anniversary: (i) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (ii) within 60 days after that Policy Anniversary, you make a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.

          3. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which we credit interest on monies remaining in the Fixed Account.


     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE TRANSFERS.")


     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account attributed to additional premium payments or transfers from Investment Divisions in the same order in which you allocated such payments to the Fixed Account during the current Policy Year.

     See the policy itself for details and a description of the Fixed Account.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Sections 403(a) and 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer is actual age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, or (3) received in substantially equal installments paid at least annually as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED PLANS

     The Qualified Policy is designed for use with several types of qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about use of the policies with the various types of qualified plans. Policy owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 51 Madison Avenue, New York, New York 10010, is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25%. A portion of this amount will be paid as commissions to registered representatives.


                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)


     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:


                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
  Mainstay VP Cash Management Investment Division...........    2
  Mainstay VP Government, Mainstay VP High Yield Corporate
     Bond and Mainstay VP Bond Investment Division Yields...    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS.........................................    4
  Taxation of New York Life and Annuity Corporation.........    4
  Tax Status of the Policies................................    5
DISTRIBUTOR OF THE POLICIES.................................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1


 How to obtain a New York Life LifeStages(R) Flexible Premium Variable Annuity
                                   Statement
                           of Additional Information.

               Call (800) 598-2019 or send this request form to:

                            NYLIAC Variable Products Service Center
                            Madison Square Station
                            P.O. Box 922
                            New York, NY 10159

--------------------------------------------------------------------------------
 Please send me a New York Life LifeStages(R) Flexible Premium Variable Annuity
                                  Statement of

                   Additional Information dated May 1, 2001:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                            [NEW YORK LIFE LOGO]

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                         INDIVIDUAL RETIREMENT ANNUITY

                              DISCLOSURE STATEMENT

     The following information is being provided to you, the policyowner, in accordance with the requirements of the Internal Revenue Service. This Disclosure Statement is not a part of the Prospectus. It includes non-technical explanation of some of the changes made by the Taxpayer Relief Act of 1997 applicable to Individual Retirement Accounts or Annuities (IRAs). You should consult your tax adviser about the specifics of these rules, and remember that the terms of your actual contract and any endorsements will control your rights and obligations.

     1. REVOCATION OF YOUR IRA


     If you have not received this Disclosure Statement at least seven calendar days before the establishment of your Individual Retirement Annuity, you have the right to revoke your Individual Retirement Annuity during the seven calendar day period following the establishment of it. In order to revoke your Individual Retirement Annuity, you must notify us in writing and you must mail or deliver your revocation to NYLIAC 51 Madison Avenue, Room 452, New York, NY 10010. If your revocation is mailed, the date of the postmark (or the date of certification or registration if sent by certified or registered mail) will be considered your revocation date. If you revoke your Individual Retirement Annuity during the seven day period, the entire amount of your account, without any adjustments (for items such as administrative expenses, fees, or fluctuation in market value) will be returned to you.


     2. CONTRIBUTIONS

     (a) Regular IRA. The policyowner may make periodic contributions to a regular IRA in any amount up to the combined tax deductible and non-tax deductible contribution limit described in Section 3 of this Disclosure Statement. All such contributions shall be in cash and shall be invested in accordance with this Disclosure Statement. This IRA cannot be issued as a SIMPLE IRA.

     (b) Spousal IRA. If the policyowner and the spouse file a joint federal income tax return for the taxable year and if the spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in the gross income of the policyowner for the year, the policyowner and the spouse may each establish his or her own individual IRA and may make periodic contributions to their own IRA in accordance with the rules and limits for tax deductible and non-tax deductible contributions contained in Sections 219(c) and 408(o) of the Internal Revenue Code. Such contributions shall be in cash and shall be invested in accordance with this Disclosure Statement.

     (c) Rollover IRA. A rollover contribution by the policyowner shall be a nonperiodic deposit in cash to be invested in accordance with this Disclosure Statement, with respect to which contribution the policyowner warrants that (1) the entire amount rolled over is attributable to a distribution from an employee's trust, an employee's annuity, an annuity contract or another individual retirement account or annuity, which meets the requirements of Internal Revenue Code section 402(c), 403(a)(4), 403(b)(8), or 408(d)(3); (2)
within one (1) year of receiving such distribution, the policyowner did not receive another distribution which constituted a "rollover" referred to in Internal Revenue Code Section 408(d)(3)(B); and (3) the contribution as made satisfies all the requirements for rollover contributions as set forth under the Internal Revenue Code. A rollover contribution attributable to contributions made by an employer to an individual's SIMPLE IRA cannot be made prior to the expiration of the 2-year period beginning on the date the individual first participated in that employer's SIMPLE plan.

     Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

     (d) Transfers. The policyowner may make an initial or subsequent contribution hereunder by directing a Custodian or Trustee of an existing individual retirement account or individual retirement annuity to transfer an amount in cash to the Individual Retirement Annuity.

     (e) Time to Make Contributions. You may make contributions to your IRA at any time for a taxable year beginning on the first day of that year and ending on the date that your income tax return for that year is due (without regard to any extensions).

                                      IRA-1

     (f) Simplified Employee Pension. If an IRA is established that meets the requirements of a Simplified Employee Pension Plan, your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($170,000 for 2001, adjusted for inflation thereafter) or $35,000 for 2001 (adjusted for inflation thereafter). The amount of such contribution is not includable in your income as wages (for federal income tax purposes). Within that overall limit you may elect to defer up to $10,500 for 2001 (as adjusted for inflation in accordance with the Internal Revenue Code) of your includable compensation if your employer's SEP plan permits salary reduction contributions and was established on or before December 31, 1996. The amount of such elective deferral is excludable from your income as wages (for federal income tax purposes). For further details, see your employer.


     (g) Responsibility of the Policyowner. If the policyowner contemplates future periodic contributions, rollovers, or transfers to the IRA, such contributions, rollovers or transfers must be made in accordance with the appropriate sections of the Code. It is the policyowner's full and sole responsibility to determine the tax deductibility of all contributions, and to make such contributions in accordance with the Code. Neither the Custodian nor New York Life Insurance and Annuity Corporation are permitted to provide tax advice, and will assume no liability for the tax consequences of any contribution to the IRA.

     3. DEDUCTIBILITY OF CONTRIBUTIONS

     (a) Eligibility. Under the Internal Revenue Code, if neither you nor your spouse is an active participant (see (b) below), you and your spouse may contribute up to $4,000 together (but no more than $2,000 to each individual account) if your combined compensation is at least equal to that amount and take a deduction for the entire amount contributed. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see (c) below), you may make a deductible contribution. If you are an active participant and you have AGI above that level (see (c) below), the amount of the deductible contribution you may make is phased down and eventually eliminated. If you are not an active participant, but your spouse is an active participant, you may make a $2,000 deductible contribution provided that if your combined AGI is above the specified level (see (c) below), the amount of the deductible contribution you may make to an IRA is phased down and eventually eliminated.

     (b) Active Participant. You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your annuity or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, a 403(b) annuity, certain government plans, a salary reduction arrangement (such as a Tax Sheltered Annuity (403(b)) arrangement or a 401(k) plan), a Simplified Employee Pension Plan (SEP), a SIMPLE retirement account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

     (c) Adjusted Gross Income (AGI). If you or your spouse is an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the threshold level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.


     If you are single, your threshold AGI level is $33,000 (for 2001). The threshold level if you are married and file a joint tax return is $53,000 (for
2001), and if you are married, but file a separate tax return, the threshold level is $0. However, if only your spouse is an active participant and you file a joint tax return, the threshold level is $150,000 phased out at $160,000 (beginning in 1998).


                                      IRA-2

     The $33,000 and $53,000 threshold levels are to increase in future years as shown below:



                       JOINT RETURNS
                       -------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
  2001                                       $53,000
  2002                                       $54,000
  2003                                       $60,000
  2004                                       $65,000
  2005                                       $70,000
  2006                                       $75,000
  2007 and thereafter                        $80,000



                      SINGLE TAXPAYERS
                      ----------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
  2001                                       $33,000
  2002                                       $34,000
  2003                                       $40,000
  2004                                       $45,000
  2005 and thereafter                        $50,000


     If your AGI is less than $10,000 above your threshold level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your threshold level (AGI-Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000 (and an additional $2,000 for a Spousal IRA). You can calculate your Deduction Limit as follows:

          10,000 - Excess AGI X Maximum Allowable Deduction = Deduction Limit
          ---------------
               10,000

     You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

     (d) Restrictions. No deduction is allowed for (a) contributions other than in cash; (b) contributions (other than those by an employer to a Simplified Employee Pension Plan) made during your calendar year in which you attain age
70 1/2 or thereafter; or (c) for any amount you contribute which was a distribution from another retirement plan ("rollover" contribution). However, the limitations in paragraphs (a) and (b) do not apply to rollover contributions.

     (e) Compensation. For purposes of determining allowable contributions, the term "Compensation" includes all earned income, including net earnings from self employment and alimony or separate maintenance payments received and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

     4. NONDEDUCTIBLE CONTRIBUTIONS TO IRAS

     Even if you are above the threshold level and, thus, may not make a deductible contribution of $2,000 (and an additional $2,000 for a Spousal IRA), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA (and an additional $2,000 for a Spousal IRA). The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.



                                      IRA-3

     5. DISTRIBUTIONS

     (a) Required Distributions. Distribution of your IRA must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2. A distribution may be made at once in a lump sum, or it may be made in installments. Installment payments must be made over a period not exceeding your life expectancy (as determined annually), or the joint life and last survivor expectancy of you and the beneficiary you designate (as redetermined annually, if that beneficiary is your spouse).

     If you die before the entire interest is distributed to you, but after distribution to you has begun, your entire annuity must be distributed to your beneficiary at least as rapidly as your annuity was being distributed prior to your death. If you die before you begin to receive distributions from your annuity and if you have a designated beneficiary, distribution to your beneficiary must be made over a period not exceeding the greater of the beneficiary's life expectancy or five years after your death; if you have no designated beneficiary, distribution must be completed within five years of your death. Distributions upon your death must begin within one year following your death or, if your beneficiary is your spouse, no later than the date on which you would have attained age 70 1/2 (if later). If following your death before distributions have begun, your spouse also dies, immediate distribution must begin to be made to your spouse's beneficiary, if any, over a period no longer than that person's life expectancy, or if your spouse has not designated a beneficiary, full payment must be made to your spouse's estate within five years.


     On January 12, 2001, the IRS issued new proposed regulations that simplify the required distribution rules described above. Please consult your tax advisor as to their applicability to your particular circumstances.


     (b) IRA Distributions. Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings).

     Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

Remaining Nondeductible contributions
---------------------------------------------       Total distributions          Nontaxable distributions
Year-end total IRA balances                     X   (for the year)           =   (for the year)

     To figure the year-end total IRA balance, you must treat all of your IRAs as a single IRA (other than Roth IRAs). This includes all regular IRAs, as well as Simplified Employee Pension (SEP) IRAs, SIMPLE IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

     Even if you withdrew all of the money in your IRA in a lump sum, you will not be entitled to use any form of income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution is taxable as a capital gain.

     (c) Withholding. Unless you elect not to have withholding apply, a 10% federal income tax will be withheld from your IRA distributions. If payments are delivered to foreign countries, however, tax will, generally, be withheld at a 10% rate unless you certify to the Custodian that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in the Internal Revenue Code (Section 877).

     6. PENALTIES

     (a) Excess Contributions. If at the end of any taxable year your IRA contributions (other than rollovers or transfers) exceed the maximum allowable (deductible and nondeductible) amount for that year, this excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return for the year (including extensions), the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered a premature distribution, but the earnings withdrawn will be taxable income to you and may be subject to an additional 10% tax on premature distributions. Alternatively, excess contributions for one year may be carried forward as IRA contributions in the next year to the extent that the excess, when aggregated with your IRA contribution (if any) for the subsequent year, does not exceed the maximum allowable (deductible and nondeductible) amount for that

                                      IRA-4
year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned nor applied as contributions.

     (b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution unless the distribution occurs in the event of your death or disability or is part of a series of substantially equal periodic payments made over your life expectancy (as determined from tables in the income tax regulations) or the joint life expectancies of you and your beneficiary or is used to pay certain medical expenses or is used for certain qualified first-time homebuyer expenses or certain qualified higher education expenses. The amount of an early distribution (excluding the nondeductible contribution included therein) is includable in your gross income and is subject to a 10% penalty tax on the amount of the early distribution unless you transfer it to another IRA as a qualifying rollover contribution. If you transfer, rollover or convert a regular IRA into a Roth IRA, the 10% penalty tax will not apply, but the distribution is taxable income. (If you converted a regular IRA into a Roth IRA in 1998, the additional tax liability will be spread over four years (1998, 1999, 2000, and 2001), unless you elected to pay the entire amount when you filed your 1998 federal income tax return.

     (c) Minimum Distributions. If the minimum distribution rules described in 5a apply to a recipient of distributions and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, the recipient will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

     (d) Excess Distributions. The 15% excise tax on excess distributions has been repealed for excess distributions received after December 31, 1996. The 15% excise tax on excess retirement accumulations has been repealed for estates of decedents dying after December 31, 1996.

     (e) Prohibited Transactions. If the policyowner or the beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between the policyowner and the annuity, or any interference with the independent status of the annuity), the annuity will lose its tax exemption and be treated as having been distributed to the policyowner. The value of the entire annuity (excluding the non-deductible contribution included therein) will be includable in your gross income; if at the time of the prohibited transaction the policyowner is under age 59 1/2, the policyowner will also be subject to the 10% penalty tax on early distributions.

     (f) Overstatement of Non-deductible Contributions. If you overstate your non-deductible IRA contributions on your federal income tax return (without reasonable cause) you may be subject to a $100 penalty and a $50 penalty for failure to file any form required by the IRS to report non-deductible contributions (in addition to any generally applicable tax, interest, and penalties to which you may be liable if you understate income upon receiving a distribution from your account. See paragraph 5(b) of this Disclosure Statement and IRS Form 8606.)

     7. FEDERAL ESTATE AND GIFT TAXES

     Any amount distributed from your IRA upon your death may be subject to federal estate and gift taxes.

     8. OTHER INFORMATION

     (a) Tax Reporting. You need not file Treasury Form 5329 with the Internal Revenue Service unless during the taxable year there is an excess contribution to, premature distribution from, or insufficient distribution from your IRA. You must report contributions to, and distributions from your IRA (including the year end aggregate account balance of all IRAs) on your federal income tax return for the year. You must designate on the return how much of your annual contribution is deductible and how much is nondeductible.

     (b) IRS Approval. This Individual Retirement Annuity has been approved as to form by the Internal Revenue Service. Such approval is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     (c) Custodian. The Trustee or Custodian of an IRA must be either a bank or such other person who has been approved by the Secretary of the Treasury.

     (d) Vesting. Your interest in your IRA must be nonforfeitable at all times.

     (e) State Tax Law. You should consult your tax adviser about any state tax consequences of your IRA; you should be aware that some of these laws may differ from federal tax law governing IRAs.

                                      IRA-5

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                            [NEW YORK LIFE LOGO]
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                       ROTH INDIVIDUAL RETIREMENT ANNUITY

                              DISCLOSURE STATEMENT

     The following information is being provided to you, the policyowner, in accordance with the requirements of the Internal Revenue Service. This disclosure includes non-technical explanation of some of the requirements applicable to Roth Individual Retirement Annuities (Roth IRAs). The information provided applies to contributions made and distributions received on and after January 1, 1998.

     1. REVOCATION OF YOUR ROTH IRA


     You may revoke your Roth IRA at anytime within seven days after it is established by mailing or delivering a written notice of revocation to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 452, New York, NY 10010. Any notice of revocation will be deemed mailed on the date of postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the U.S. Postal Service in an envelope, or other appropriate wrapper, first-class postage prepaid, properly addressed. Upon revocation, you will be entitled to a full refund of your entire Roth IRA without any adjustments (for items such as administrative expenses, fees, or fluctuation in market value).


     2. CONTRIBUTIONS

     (a) Regular Roth IRA. The policyowner may make periodic contributions to a Roth IRA in any amount up to the contribution limit described in Section 3 (Deductibility of Contributions). All contributions to your Roth IRA must be made in cash. Contributions for a taxable year must be made no later than April 15 of the following year.

     (b) Rollover Roth IRA. A rollover contribution by the policyowner shall be a nonperiodic deposit in cash, with respect to which contribution the policyowner warrants that 1) the entire amount rolled over is attributable to a distribution from a regular Individual Retirement Annuity (a "regular IRA") or another Roth IRA which meets the requirements of Code Section 408(d)(3); 2) within one (1) year of receiving such distribution, the policyowner did not receive another distribution which constituted a "rollover" of a Roth IRA to another Roth IRA; and 3) the contribution as made satisfies all the requirements for Roth IRA rollover contributions as set forth under the Internal Revenue Code "Code".

     Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

     (c) Transfers and Conversions. The policyowner may make an initial or subsequent contribution hereunder, provided that your Modified Adjusted Gross Income (MAGI) does not exceed $100,000 during the year of such transfer and you do not file your income tax return as married filing separately, by directing a Trustee of an existing regular IRA to directly transfer an amount in cash from or, if permitted by the Trustee, to convert, such regular IRA into this Roth IRA. The policyowner may also direct a Trustee of an existing Roth IRA to directly transfer an amount in cash from an existing Roth IRA to the Trustee of this Roth IRA without regard to such income or return filing limitations.

     (d) Tax Consequences of Rollovers and Transfers. A rollover, transfer, or conversion of a regular IRA to a Roth IRA is permitted if your MAGI does not exceed $100,000 and you do not file your income tax return as married filing separately. Such a rollover, transfer, or conversion will be treated as a taxable distribution of the regular IRA, but the 10% excise tax on early distributions will not apply. For such rollovers, transfers, and conversions of regular IRAs into Roth IRAs during 1998, a special rule applies and any amount required to be so included in taxable income will be included ratably over 1998, 1999, 2000, and 2001.

     (e) Responsibility of the policyowner. If the policyowner contemplates future periodic contributions, rollovers, or transfers to the Roth IRA, such contributions, rollovers, or transfers must be made in accordance with the appropriate sections of the Code. It is the policyowner's full and sole responsibility to determine the tax deductibility of all contributions, and to make such contributions in accordance with the Code. New York Life Insurance and Annuity Corporation (NYLIAC) and its employees are not permitted to provide tax advice, and assume no liability for the tax consequences of any contribution to, or distribution from, the Roth IRA.

                                    ROTH IRA-1

     3. DEDUCTIBILITY OF CONTRIBUTIONS

     (a) Eligibility. Under the law, you may make a contribution of up to the lesser of $2,000 or 100% of compensation, reduced by the amount of contributions you make to any other regular IRA (except Education IRAs) or Roth IRA for the taxable year, provided that if your MAGI is above the specified level, the amount of the contribution you may make to a Roth IRA is phased down and eventually eliminated. Contributions to a Roth IRA are not deductible for income tax purposes.

     (b) Modified Adjusted Gross Income (MAGI). You must look at your Modified Adjusted Gross Income for the year (if you and your spouse file a joint tax return, use your combined MAGI) to determine whether you can make a Roth IRA contribution. Your tax return will show you how to calculate your MAGI for this purpose, except that you should disregard any income resulting from a taxable rollover, transfer, or conversion of a regular IRA to a Roth IRA. Only if you are at or below a certain MAGI level, called the Threshold Level, can you make a contribution to a Roth IRA.

     If you are single, your MAGI Threshold Level is $95,000. The Threshold Level if you are married and file a joint tax return is $150,000, and if you are married but file a separate tax return, the Threshold Level is $0.

     If your MAGI is less than $15,000 ($10,000 in the case of a joint return) above your Threshold Level, you will still be able to make a Roth IRA contribution, but it will be limited in amount. The amount by which your MAGI exceeds your Threshold Level (MAGI minus the Threshold Level) is called your Excess MAGI. The maximum allowable contribution is $2,000. You can calculate your contribution limit as follows:

     $15,000 ($10,000 in the case) - Excess
            (of a joint return) MAGI                   Maximum
-----------------------------------------------    X   Allowable          =   Contribution Limit
         $15,000 ($10,000 in the case)                 Contribution
              (of a joint return)

     You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your contribution limit is $200. Your contribution limit cannot, in any event, exceed 100% of your compensation.

     The maximum contribution you and your spouse may make to all your IRAs in the aggregate, including Roth IRAs, is the lesser of 100% of your combined compensation or $4,000 annually ($2,000 individually).

     (c) Deductions.  No deduction is allowed for Roth IRA contributions.

     (d) Compensation. For purposes of determining allowable contributions, the term "Compensation" includes all earned income, including net earnings from self employment and alimony or separate maintenance payments received and includible in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

     4. DISTRIBUTIONS

     (a) Required Distributions After Death. If you die before the entire interest is distributed to you, but after distribution to you from your Roth IRA has begun, your entire annuity must be distributed to your beneficiary at least as rapidly as your annuity was being distributed prior to your death. If you die before you begin to receive distributions from your annuity and if you have a designated beneficiary, distribution to your beneficiary must be made over a period not exceeding the greater of the beneficiary's life expectancy or five years after your death; if you have no designated beneficiary, distribution must be completed within five years of your death. Distributions upon your death must begin within one year following your death or, if your beneficiary is your spouse, no later than the date on which you would have attained age 70 1/2 (if later). If following your death before distributions have begun, your spouse also dies, immediate distribution must begin to be made to your spouse's beneficiary, if any, over a period no longer than that person's life expectancy, or if your spouse has not designated a beneficiary, full payment must be made to your spouse's estate within five years.


     On January 12, 2001, the IRS issued new proposed regulations that simplify the required distribution rules described above. Please consult your tax advisor as to their applicability to your particular circumstances.


                                    ROTH IRA-2

     (b) Roth IRA Distributions


          (i) Qualified nontaxable distributions.


     A distribution from your Roth IRA will not be includible in your gross income if it is:

          (a) made on or after the date you attain age 59 1/2

          (b) made after you die or become disabled, or

          (c) made as a qualified first time homebuyer distribution

     and is made after the five taxable year period beginning with the first taxable year in which you or your spouse made a contribution to a Roth IRA, or, in the case of a rollover from a regular IRA to a Roth IRA, after the five taxable year period beginning with the taxable year of the rollover.


     Distributions meeting these requirements are known as "qualified distributions".


          (ii) Other distributions partly taxable.


          If a distribution from your Roth IRA does not meet the requirements of a qualified distribution as described in (i), then the distribution will be treated first as a return of nontaxable Roth IRA contributions, and second, after all such contributions have been returned, as distributions of taxable earnings, which in addition to income tax may be subject to the 10% penalty tax on early distributions, as discussed below.


          In addition, you will not be entitled to use any form of income averaging to reduce the federal income tax on the taxable portion of your distribution. Also, no portion of your distribution is taxable as a capital gain.

     (c) Withholding. Unless you elect not to have withholding apply, federal income tax will be withheld from any taxable portion of your Roth IRA distributions. If payments are delivered to foreign countries, however, tax will, generally, be withheld at a 10% rate unless you certify to the Trustee that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in the Internal Revenue Code Section 877.

     5. PENALTIES

     (a) Excess Contributions. If at the end of any taxable year your Roth IRA contributions (other than rollovers or transfers) exceed the maximum allowable annuity for that year, this excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return for the year (including extensions), the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered a premature distribution, but the earnings withdrawn will be taxable income to you. Alternatively, excess contributions for one year may be carried forward as Roth IRA contributions in the next year to the extent that the excess, when aggregated with your Roth IRA contributions (if any) for the subsequent year, does not exceed the maximum allowable amount for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned nor applied as contributions.


     (b) Early Distributions. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA account (for example, as collateral for a loan) which is not a qualified distribution before you attain age 59 1/2, to the extent it is taxable to you as described above, constitutes an early distribution unless the distribution is a result of death or disability, or is part of a series of substantially equal periodic payments made over your life expectancy (as determined from tables in the income tax regulations) or the joint life expectancies of you and your beneficiary, is used to pay certain medical expenses, or is used for certain qualified first-time homebuyer expenses, or certain qualified higher education expenses. The amount of an early distribution which is not a qualified distribution and is not a return of previous Roth IRA contributions is includible in your gross income and is subject to a 10% penalty tax on the amount of the early distribution unless you transfer it to another Roth IRA as a qualifying rollover contribution.


     (c) Minimum Distributions. If the minimum distribution rules described in 4(a) apply to a recipient of distributions and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, the recipient will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

                                    ROTH IRA-3

     (d) Prohibited Transactions. If you or your beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between you and the annuity, or any interference with the independent status of the annuity), the annuity will lose its tax exemption and be treated as having been distributed to you. The value of the entire annuity (excluding the nondeductible contributions included therein) will be includible in your gross income; if at the time of the prohibited transaction you are under age 59 1/2 you will also be subject to the 10% penalty tax on early distributions.

     6. FEDERAL ESTATE GIFT TAXES

     Any amount distributed from your Roth IRA upon your death may be subject to federal estate and gift taxes.

     7. OTHER INFORMATION

     (a) Tax Reporting. You need not file Treasury Form 5329 with the Internal Revenue Service unless during the taxable year there is an excess contribution to, or premature distribution from, your Roth IRA. You must report distributions from your Roth IRA on your federal income tax return for the year.

     (b) IRS Approval. This Roth IRA plan has not been approved as to form by the Internal Revenue Service. Approval by the IRS of the Roth IRA plan is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     (c) Vesting. Your interest in your Roth IRA must be nonforfeitable at all times.

                                    ROTH IRA-4

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2001

                                      FOR
         NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                    (FORMERLY NAMED NYLIAC VARIABLE ANNUITY)

                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus dated May 1, 2001. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at 51 Madison Avenue, New York, New York 10010. Terms used but not defined in the SAI have the same meaning as in the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus.


                               TABLE OF CONTENTS*


                                                              PAGE
                                                              ----
THE POLICIES (22)...........................................    2
     Valuation of Accumulation Units (28)...................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
     MainStay VP Cash Management Investment Division........    2
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS (37)....................................    4
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    4
     Tax Status of the Policies.............................    5
DISTRIBUTOR OF THE POLICIES (39)............................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1


------------
* (Numbers in parentheses refer to page numbers of corresponding sections of the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus.)

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of each Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                       (a/b)-c

Where:  a = the result of

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charges deducted from the applicable
             Investment Division on a daily basis. Such factor equal, on an annual basis, to 1.30% of the daily net asset value of Separate Accounts I and II, respectively. (See "Other Charges" at page 29 of the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION

     NYLIAC calculates the MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fees and the mortality and expense risk charge and income and expenses accrued during the period. Because of these deductions, the yield for the MainStay VP Cash Management Investment Division will be lower than the yield for the MainStay VP Cash Management Portfolio.

     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.


    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS


     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30 day period is assumed to be generated each 30-day period. We compute the yield by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                              YIELD = 2[(a-b +1)(6)-1]
                                         ---
                                         cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High-Yield Corporate Bond or MainStay VP Bond Investment Division.

         b = expenses accrued for the period (net of reimbursements).

          c = the average daily number of accumulation units outstanding during the period.

         d = the maximum offering price per accumulation unit on the last day of the period.

     Accrued expenses will include all recurring fees that are charged to all policy owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of Accumulation Value withdrawn depending on the elapsed time since the policy was issued.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by such Portfolio and its operating expenses.

     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations for the Investment Divisions are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)(n) = ERV

Where: P = a hypothetical initial payment of $1,000.

       T = average annual total return.

       n = number of years.

    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).

     All total return figures are prepared under methods the SEC requires when advertising performance information. For periods beginning on or after the dates when the Investment Divisions started operations, the average annual total return (if surrendered) figures may be referred to as "standardized" performance. For periods before the dates when the Investment Divisions started operations, the figures are considered "non-standardized". The average annual total return (no surrender) figures are all considered "non-standardized".

     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.


     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Moody's, Fitch and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.


                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" at page 32 of the Prospectus.) If we made payments based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the Policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 37 of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the Policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the policy as an annuity.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Accounts are not entities separate from NYLIAC, and their operations form a part of NYLIAC, they will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Accounts are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Accounts must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under
Section 72 of the Code. The Separate Accounts intend to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The policy owner's Beneficiary is the person to whom ownership of the Policy passes by reason of death. If the Beneficiary is the policy owner's surviving spouse, the policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special withholding rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors") is the distributor of the policies. NYLIFE Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25%. A portion of this amount will be paid as commissions to registered representatives.



     For the years ended December 31, 1998, 1999 and 2000, NYLIAC paid commissions of $22,999,342, $18,457,932, and $10,276,350, respectively, none of which was retained by NYLIFE Distributors.


     The policies are sold and premium payments are accepted on a continuous basis.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Accounts. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Accounts.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Accounts. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and benefits and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.



     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted. NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                                    EXPERTS


     The financial statements of NYLIAC as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this Statement of Additional Information have been so included in reliance on the report (which includes an explanatory paragraph relating to a change in its method of accounting for the cost of computer software developed or obtained for internal use as described in Note 2 to the financial statements) of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



     The financial statements of the Separate Accounts as of December 31, 2000 and for the year then ended included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in this Statement of Additional Information. We intend the statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $392,568,493     $ 40,243,659     $ 18,534,002

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................      1,179,335          127,691           57,346
                                                               ------------     ------------     ------------
      Total equity..........................................   $391,389,158     $ 40,115,968     $ 18,476,656
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners....................................   $391,389,158     $ 40,115,968     $ 18,476,656
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      32.02     $       1.31     $      15.93
                                                               ============     ============     ============
Identified Cost of Investment...............................   $269,724,577     $ 40,243,707     $ 20,486,579
                                                               ============     ============     ============

                                                                                MAINSTAY VP      MAINSTAY VP
                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY          & GROWTH          VALUE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $259,215,511     $  6,884,120     $  2,888,451

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................        822,529           21,372            9,186
                                                               ------------     ------------     ------------
      Total equity..........................................   $258,392,982     $  6,862,748     $  2,879,265
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners....................................   $258,392,982     $  6,862,748     $  2,879,265
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      30.88     $      11.35     $      11.57
                                                               ============     ============     ============
Identified Cost of Investment...............................   $192,382,704     $  6,919,311     $  2,694,177
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $ 39,447,342     $127,182,570     $  9,806,075     $216,798,259     $ 70,216,929     $ 32,746,061     $156,205,371

          127,847          411,683           31,205          679,699          228,123          106,037          485,024
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 39,319,495     $126,770,887     $  9,774,870     $216,118,560     $ 69,988,806     $ 32,640,024     $155,720,347
     ============     ============     ============     ============     ============     ============     ============
     $ 39,319,495     $126,770,887     $  9,774,870     $216,118,560     $ 69,988,806     $ 32,640,024     $155,720,347
     ============     ============     ============     ============     ============     ============     ============
     $      14.69     $      14.76     $      14.81     $      24.02     $      19.21     $      13.73     $      30.76
     ============     ============     ============     ============     ============     ============     ============
     $ 39,385,737     $165,406,866     $  9,502,451     $169,584,589     $ 67,343,113     $ 34,478,496     $144,228,898
     ============     ============     ============     ============     ============     ============     ============

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
     $ 31,276,681     $  2,794,377     $ 20,158,824     $  4,202,076     $ 62,875,136     $ 34,120,531     $ 82,019,021

          105,636            8,891           60,887           13,350          196,523          103,111          261,010
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 31,171,045     $  2,785,486     $ 20,097,937     $  4,188,726     $ 62,678,613     $ 34,017,420     $ 81,758,011
     ============     ============     ============     ============     ============     ============     ============
     $ 31,171,045     $  2,785,486     $ 20,097,937     $  4,188,726     $ 62,678,613     $ 34,017,420     $ 81,758,011
     ============     ============     ============     ============     ============     ============     ============
     $      17.22     $      10.47     $      12.20     $      18.55     $      18.81     $      16.52     $      19.55
     ============     ============     ============     ============     ============     ============     ============
     $ 40,400,567     $  3,314,869     $ 32,759,133     $  4,487,669     $ 60,426,442     $ 32,619,813     $ 79,389,793
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2000

                                                               JANUS ASPEN         MFS(R)
                                                                  SERIES           GROWTH
                                                                WORLDWIDE           WITH            MFS(R)
                                                                  GROWTH       INCOME SERIES    RESEARCH SERIES
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $112,799,575     $  2,737,548     $  4,007,116

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................        358,705            8,539           12,027
                                                               ------------     ------------     ------------
      Total equity..........................................   $112,440,870     $  2,729,009     $  3,995,089
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners....................................   $112,440,870     $  2,729,009     $  3,995,089
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      21.49     $      10.83     $      12.47
                                                               ============     ============     ============
Identified Cost of Investment...............................   $107,260,827     $  2,678,231     $  4,351,042
                                                               ============     ============     ============

                                                               MORGAN STANLEY
                                                                    UIF             T. ROWE          VAN ECK
                                                                  EMERGING           PRICE          WORLDWIDE
                                                                  MARKETS            EQUITY            HARD
                                                                   EQUITY            INCOME           ASSETS
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $  5,979,085      $  6,843,153     $    505,279

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................          17,514            16,176            1,753
                                                                ------------      ------------     ------------
      Total equity..........................................    $  5,961,571      $  6,826,977     $    503,526
                                                                ============      ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners....................................    $  5,961,571      $  6,826,977     $    503,526
                                                                ============      ============     ============
    Variable accumulation
      unit value............................................    $       8.53      $      11.58     $      10.13
                                                                ============      ============     ============
Identified Cost of Investment...............................    $  9,089,970      $  6,697,762     $    453,236
                                                                ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $          --     $  2,542,549     $   671,451
  Mortality and expense risk and administrative charges.....     (5,848,041)        (560,399)       (233,387)
                                                              -------------     ------------     -----------
      Net investment income (loss)..........................     (5,848,041)       1,982,150         438,064
                                                              -------------     ------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     38,249,142       51,584,368       1,817,067
  Cost of investments sold..................................    (11,819,864)     (51,584,178)     (1,478,860)
                                                              -------------     ------------     -----------
      Net realized gain (loss) on investments...............     26,429,278              190         338,207
  Realized gain distribution received.......................     29,476,798               --       1,385,590
  Change in unrealized appreciation (depreciation) on
    investments.............................................   (102,991,820)             (35)     (3,531,143)
                                                              -------------     ------------     -----------
      Net gain (loss) on investments........................    (47,085,744)             155      (1,807,346)
                                                              -------------     ------------     -----------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................        280,423           (6,679)          4,800
                                                              -------------     ------------     -----------
      Net increase (decrease) in total equity resulting
        from operations.....................................  $ (52,653,362)    $  1,975,626     $(1,364,482)
                                                              =============     ============     ===========

                                                                                MAINSTAY VP      MAINSTAY VP
                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY          & GROWTH          VALUE
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $   2,520,345     $     44,947     $    18,687
  Mortality and expense risk and administrative charges.....     (3,691,965)         (93,787)        (34,019)
                                                              -------------     ------------     -----------
      Net investment income (loss)..........................     (1,171,620)         (48,840)        (15,332)
                                                              -------------     ------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     21,193,935        1,253,018         612,243
  Cost of investments sold..................................     (7,520,347)        (946,272)       (501,165)
                                                              -------------     ------------     -----------
      Net realized gain (loss) on investments...............     13,673,588          306,746         111,078
  Realized gain distribution received.......................      4,882,775           11,093          46,657
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (48,008,197)      (1,169,784)         13,143
                                                              -------------     ------------     -----------
      Net gain (loss) on investments........................    (29,451,834)        (851,945)        170,878
                                                              -------------     ------------     -----------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................        132,633            3,559             (24)
                                                              -------------     ------------     -----------
      Net increase (decrease) in total equity resulting
        from operations.....................................  $ (30,490,821)    $   (897,226)    $   155,522
                                                              =============     ============     ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP      HIGH YIELD      INTERNATIONAL        TOTAL         MAINSTAY VP     MAINSTAY VP         GROWTH
     GOVERNMENT      CORPORATE BOND      EQUITY           RETURN            VALUE            BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $  2,281,170     $ 17,062,186     $     69,660     $  4,596,350     $    879,105     $ 2,073,509      $    889,823
         (531,213)      (1,884,801)        (142,192)      (3,073,702)        (827,707)       (414,607)       (2,126,793)
     ------------     ------------     ------------     ------------     ------------     -----------      ------------
        1,749,957       15,177,385          (72,532)       1,522,648           51,398       1,658,902        (1,236,970)
     ------------     ------------     ------------     ------------     ------------     -----------      ------------
       39,339,355       24,273,853        1,509,337       23,176,014       13,168,002       7,606,341        10,704,687
      (41,577,551)     (26,765,033)      (1,171,768)     (12,087,922)     (11,855,977)     (8,117,333)       (6,716,293)
     ------------     ------------     ------------     ------------     ------------     -----------      ------------
       (2,238,196)      (2,491,180)         337,569       11,088,092        1,312,025        (510,992)        3,988,394
               --            6,767          563,381       19,032,690        2,103,015              --        14,219,125
        4,350,328      (22,498,115)      (3,218,098)     (44,655,682)       2,974,186       1,413,071       (24,314,182)
     ------------     ------------     ------------     ------------     ------------     -----------      ------------
        2,112,132      (24,982,528)      (2,317,148)     (14,534,900)       6,389,226         902,079        (6,106,663)
     ------------     ------------     ------------     ------------     ------------     -----------      ------------
          (13,373)          20,685            7,416           79,753           (6,858)         (8,461)           66,549
     ------------     ------------     ------------     ------------     ------------     -----------      ------------
     $  3,848,716     $ (9,784,458)    $ (2,382,264)    $(12,932,499)    $  6,433,766     $ 2,552,520      $ (7,277,084)
     ============     ============     ============     ============     ============     ===========      ============

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
     $         --     $         --     $         --     $     72,222     $    236,448     $   525,184      $  2,167,954
         (329,241)         (43,095)        (328,903)         (58,101)        (882,093)       (383,555)       (1,028,211)
     ------------     ------------     ------------     ------------     ------------     -----------      ------------
         (329,241)         (43,095)        (328,903)          14,121         (645,645)        141,629         1,139,743
     ------------     ------------     ------------     ------------     ------------     -----------      ------------
       12,324,226        1,026,596        4,864,245          635,985        8,634,936       4,803,466         3,823,394
      (12,547,868)        (867,739)      (6,997,134)        (615,293)      (5,743,318)     (4,954,060)       (2,352,874)
     ------------     ------------     ------------     ------------     ------------     -----------      ------------
         (223,642)         158,857       (2,132,889)          20,692        2,891,618        (150,594)        1,470,520
        2,963,817           94,513       10,223,311          127,504        8,583,072       1,978,598         6,942,789
      (10,518,637)        (999,785)     (17,020,934)        (355,320)     (16,244,205)         (2,423)      (12,615,576)
     ------------     ------------     ------------     ------------     ------------     -----------      ------------
       (7,778,462)        (746,415)      (8,930,512)        (207,124)      (4,769,515)      1,825,581        (4,202,267)
     ------------     ------------     ------------     ------------     ------------     -----------      ------------
           19,548            2,567           28,518            1,172           29,324            (859)           14,597
     ------------     ------------     ------------     ------------     ------------     -----------      ------------
     $ (8,088,155)    $   (786,943)    $ (9,230,897)    $   (191,831)    $ (5,385,836)    $ 1,966,351      $ (3,047,927)
     ============     ============     ============     ============     ============     ===========      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2000

                                                               JANUS ASPEN         MFS(R)
                                                                  SERIES           GROWTH
                                                                WORLDWIDE           WITH            MFS(R)
                                                                  GROWTH       INCOME SERIES    RESEARCH SERIES
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    573,607     $     10,745     $      1,073
  Mortality and expense risk and administrative charges.....     (1,718,863)         (32,709)         (42,992)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................     (1,145,256)         (21,964)         (41,919)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     11,889,689          654,052          857,761
  Cost of investments sold..................................     (6,004,204)        (560,003)        (645,404)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............      5,885,485           94,049          212,357
  Realized gain distribution received.......................     10,940,000           19,511          184,133
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (41,637,528)        (130,931)        (752,935)
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................    (24,812,043)         (17,371)        (356,445)
                                                               ------------     ------------     ------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................         90,975              610            1,730
                                                               ------------     ------------     ------------
      Net increase (decrease) in total equity resulting from
        operations..........................................   $(25,866,324)    $    (38,725)    $   (396,634)
                                                               ============     ============     ============

                                                              MORGAN STANLEY
                                                                   UIF            T. ROWE          VAN ECK
                                                                 EMERGING          PRICE          WORLDWIDE
                                                                 MARKETS           EQUITY            HARD
                                                                  EQUITY           INCOME           ASSETS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --     $     85,621     $      5,893
  Mortality and expense risk and administrative charges.....       (117,405)         (55,104)          (7,151)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................       (117,405)          30,517           (1,258)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      2,827,843        1,275,863          277,098
  Cost of investments sold..................................     (2,035,654)      (1,316,877)        (239,925)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        792,189          (41,014)          37,173
  Realized gain distribution received.......................      1,022,632          274,544               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     (5,986,647)         294,802            8,000
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................     (4,171,826)         528,332           45,173
                                                               ------------     ------------     ------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................         12,862             (675)              77
                                                               ------------     ------------     ------------
      Net increase (decrease) in total equity resulting from
        operations..........................................   $ (4,276,369)    $    558,174     $     43,992
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN TOTAL EQUITY
For the years ended December 31, 2000
and December 31, 1999


                                                              MAINSTAY VP                     MAINSTAY VP
                                                         CAPITAL APPRECIATION               CASH MANAGEMENT
                                                     -----------------------------   -----------------------------
                                                         2000            1999            2000            1999
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)...................  $  (5,848,041)  $  (5,087,846)  $   1,982,150   $   1,738,764
    Net realized gain (loss) on investments........     26,429,278      24,293,731             190            (153)
    Realized gain distribution received............     29,476,798      16,801,197              --              24
    Change in unrealized appreciation
      (depreciation) on investments................   (102,991,820)     52,367,741             (35)            104
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        280,423        (216,365)         (6,679)         (5,514)
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations..................    (52,653,362)     88,158,458       1,975,626       1,733,225
                                                     -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments.................     12,000,269      16,074,197      33,726,881     109,510,941
    Policyowners' surrenders.......................    (23,788,356)    (13,302,301)     (5,023,429)     (3,411,772)
    Policyowners' annuity and death benefits.......     (2,881,946)     (3,054,985)       (529,027)       (470,538)
    Net transfers from (to) Fixed Account..........         49,794      (1,150,648)     (1,705,219)     (9,787,814)
    Transfers between Investment Divisions.........        450,101       6,572,725     (47,071,277)    (79,967,795)
                                                     -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..........    (14,170,138)      5,138,988     (20,602,071)     15,873,022
                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in total equity........    (66,823,500)     93,297,446     (18,626,445)     17,606,247
TOTAL EQUITY:
    Beginning of year..............................    458,212,658     364,915,212      58,742,413      41,136,166
                                                     -------------   -------------   -------------   -------------
    End of year....................................  $ 391,389,158   $ 458,212,658   $  40,115,968   $  58,742,413
                                                     =============   =============   =============   =============

                                                              MAINSTAY VP                     MAINSTAY VP
                                                             TOTAL RETURN                        VALUE
                                                     -----------------------------   -----------------------------
                                                         2000            1999            2000            1999
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)...................  $   1,522,648   $   1,138,492   $      51,398   $     (82,455)
    Net realized gain (loss) on investments........     11,088,092       6,957,455       1,312,025       2,347,417
    Realized gain distribution received............     19,032,690       6,751,147       2,103,015              --
    Change in unrealized appreciation
      (depreciation) on investments................    (44,655,682)     18,683,691       2,974,186       2,835,941
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....         79,753         (87,108)         (6,858)         (9,745)
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations..................    (12,932,499)     33,443,677       6,433,766       5,091,158
                                                     -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments.................      5,038,298       7,696,299       2,255,490       3,168,014
    Policyowners' surrenders.......................    (13,878,542)    (10,731,943)     (3,430,348)     (3,262,066)
    Policyowners' annuity and death benefits.......     (1,868,262)     (2,876,897)       (643,231)       (779,813)
    Net transfers from (to) Fixed Account..........       (408,679)     (1,211,390)        (54,985)        (66,745)
    Transfers between Investment Divisions.........     (6,694,970)      2,601,580      (6,261,279)     (8,201,097)
                                                     -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..........    (17,812,155)     (4,522,351)     (8,134,353)     (9,141,707)
                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in total equity........    (30,744,654)     28,921,326      (1,700,587)     (4,050,549)
TOTAL EQUITY:
    Beginning of year..............................    246,863,214     217,941,888      71,689,393      75,739,942
                                                     -------------   -------------   -------------   -------------
    End of year....................................  $ 216,118,560   $ 246,863,214   $  69,988,806   $  71,689,393
                                                     =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                        MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                   HIGH YIELD                    MAINSTAY VP
            CONVERTIBLE                   GOVERNMENT                  CORPORATE BOND             INTERNATIONAL EQUITY
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2000           1999           2000           1999           2000           1999           2000           1999
    -----------------------------------------------------------------------------------------------------------------
    $    438,064   $    361,629   $  1,749,957   $  2,737,292   $ 15,177,385   $ 15,515,694   $    (72,532)  $    (96,419)
         338,207        190,302     (2,238,196)       385,879     (2,491,180)     1,150,528        337,569        259,884
       1,385,590      1,549,108             --             --          6,767      2,994,172        563,381        258,708
      (3,531,143)     2,186,199      4,350,328     (5,077,197)   (22,498,115)    (2,982,731)    (3,218,098)     2,258,270
           4,800        (10,157)       (13,373)         1,783         20,685        (50,769)         7,416         (6,413)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,364,482)     4,277,081      3,848,716     (1,952,243)    (9,784,458)    16,626,894     (2,382,264)     2,674,030
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,704,900      1,240,340      1,112,928      2,243,436      4,837,204      7,557,178        363,660        338,543
      (1,019,204)      (523,520)    (2,843,218)    (3,050,863)    (8,426,198)    (8,111,796)      (491,007)      (386,519)
        (123,101)       (19,719)    (1,388,158)      (765,004)    (1,803,178)    (2,098,484)       (31,480)       (40,911)
          10,082        (13,515)      (641,070)    (1,677,968)      (846,005)      (553,361)        16,025          2,628
       3,717,380        325,357    (29,556,578)    29,020,934    (12,335,992)    (6,240,807)      (379,821)      (281,633)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,290,057      1,008,943    (33,316,096)    25,770,535    (18,574,169)    (9,447,270)      (522,623)      (367,892)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,925,575      5,286,024    (29,467,380)    23,818,292    (28,358,627)     7,179,624     (2,904,887)     2,306,138
      15,551,081     10,265,057     68,786,875     44,968,583    155,129,514    147,949,890     12,679,757     10,373,619
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 18,476,656   $ 15,551,081   $ 39,319,495   $ 68,786,875   $126,770,887   $155,129,514   $  9,774,870   $ 12,679,757
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                                                      MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                AMERICAN CENTURY
               BOND                      GROWTH EQUITY                INDEXED EQUITY                INCOME & GROWTH
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2000           1999           2000           1999           2000           1999           2000           1999
    -----------------------------------------------------------------------------------------------------------------
    $  1,658,902   $  1,644,406   $ (1,236,970)  $   (901,345)  $ (1,171,620)  $   (726,948)  $    (48,840)  $    (23,748)
        (510,992)       (52,505)     3,988,394      4,417,341     13,673,588     11,795,158        306,746        107,802
              --          3,173     14,219,125     14,184,689      4,882,775      4,248,726         11,093             --
       1,413,071     (2,642,951)   (24,314,182)    17,281,434    (48,008,197)    31,546,616     (1,169,784)       789,886
          (8,461)           618         66,549        (92,604)       132,633       (117,466)         3,559         (2,195)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,552,520     (1,047,259)    (7,277,084)    34,889,515    (30,490,821)    46,746,086       (897,226)       871,745
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,045,598      1,792,008      5,557,499      5,856,506     10,191,110     14,192,685        400,317        556,264
      (2,371,266)    (1,801,940)    (6,610,875)    (4,318,084)   (13,214,178)    (9,102,303)      (315,413)       (89,759)
        (270,984)      (604,971)    (1,156,459)    (1,234,178)    (1,894,052)    (2,702,078)       (26,096)            --
        (314,344)      (628,417)        (6,439)      (235,477)      (143,268)      (832,692)        37,740        (31,331)
      (3,122,572)       612,236      5,489,249       (777,082)    (2,477,957)     4,470,751        417,803      2,589,002
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (5,033,568)      (631,084)     3,272,975       (708,315)    (7,538,345)     6,026,363        514,351      3,024,176
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,481,048)    (1,678,343)    (4,004,109)    34,181,200    (38,029,166)    52,772,449       (382,875)     3,895,921
      35,121,072     36,799,415    159,724,456    125,543,256    296,422,148    243,649,699      7,245,623      3,349,702
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 32,640,024   $ 35,121,072   $155,720,347   $159,724,456   $258,392,982   $296,422,148   $  6,862,748   $  7,245,623
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2000
and December 31, 1999

                                                             MAINSTAY VP                   MAINSTAY VP
                                                               DREYFUS                     EAGLE ASSET
                                                            LARGE COMPANY               MANAGEMENT GROWTH
                                                                VALUE                        EQUITY
                                                     ---------------------------   ---------------------------
                                                         2000           1999           2000           1999
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)...................  $    (15,332)  $     (7,337)  $   (329,241)  $    (28,620)
    Net realized gain (loss) on investments........       111,078         23,180       (223,642)       110,491
    Realized gain distribution received............        46,657             --      2,963,817        288,416
    Change in unrealized appreciation
      (depreciation) on investments................        13,143         77,466    (10,518,637)     1,296,292
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....           (24)          (279)        19,548         (3,452)
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in total equity
        resulting from operations..................       155,522         93,030     (8,088,155)     1,663,127
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Policyowners' premium payments.................       254,067        236,150      2,282,894        499,712
    Policyowners' surrenders.......................       (87,804)       (27,446)      (979,671)       (34,004)
    Policyowners' annuity and death benefits.......       (21,230)            --       (152,655)            --
    Net transfers from (to) Fixed Account..........        (1,684)         9,426       (148,711)        15,506
    Transfers between Investment Divisions.........       200,370        768,985     32,107,223      3,242,646
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........       343,719        987,115     33,109,080      3,723,860
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in total equity........       499,241      1,080,145     25,020,925      5,386,987
TOTAL EQUITY:
    Beginning of year..............................     2,380,024      1,299,879      6,150,120        763,133
                                                     ------------   ------------   ------------   ------------
    End of year....................................  $  2,879,265   $  2,380,024   $ 31,171,045   $  6,150,120
                                                     ============   ============   ============   ============

                                                              Fidelity                     Janus Aspen
                                                                 VIP                         Series
                                                            Equity-Income                   Balanced
                                                     ---------------------------   ---------------------------
                                                         2000           1999           2000           1999
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)...................  $    141,629   $     29,302   $  1,139,743   $    595,779
    Net realized gain (loss) on investments........      (150,594)       376,824      1,470,520        580,848
    Realized gain distribution received............     1,978,598        934,074      6,942,789             --
    Change in unrealized appreciation
      (depreciation) on investments................        (2,423)        20,343    (12,615,576)     9,983,670
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....          (859)        (3,941)        14,597        (29,703)
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in total equity
        resulting from operations..................     1,966,351      1,356,602     (3,047,927)    11,130,594
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Policyowners' premium payments.................     1,116,457      2,459,944      7,259,607      7,099,378
    Policyowners' surrenders.......................    (1,479,708)    (1,296,299)    (3,604,654)    (1,641,540)
    Policyowners' annuity and death benefits.......      (237,792)      (356,613)      (446,225)      (703,418)
    Net transfers from (to) Fixed Account..........        52,852        (17,009)       475,959        287,534
    Transfers between Investment Divisions.........     1,231,407      1,353,118     14,262,883     21,326,414
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........       683,216      2,143,141     17,947,570     26,368,368
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in total equity........     2,649,567      3,499,743     14,899,643     37,498,962
TOTAL EQUITY:
    Beginning of year..............................    31,367,853     27,868,110     66,858,368     29,359,406
                                                     ------------   ------------   ------------   ------------
    End of year....................................  $ 34,017,420   $ 31,367,853   $ 81,758,011   $ 66,858,368
                                                     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

            MainStay VP
               Lord                     Alger American                    Calvert                      Fidelity
              Abbett                         Small                        Social                        VIP II
         Developing Growth              Capitalization                   Balanced                    Contrafund(R)
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2000           1999           2000           1999           2000           1999           2000           1999
    -----------------------------------------------------------------------------------------------------------------
    $    (43,095)  $     23,693   $   (328,903)  $   (175,190)  $     14,121   $     45,972   $   (645,645)  $   (462,944)
         158,857         33,200     (2,132,889)       160,170         20,692         95,139      2,891,618      1,370,172
          94,513             --     10,223,311      1,588,780        127,504        331,249      8,583,072      1,651,266
        (999,785)       357,420    (17,020,934)     3,827,799       (355,320)       (58,049)   (16,244,205)     8,887,372
           2,567         (1,121)        28,518        (13,826)         1,172         (1,027)        29,324        (28,246)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (786,943)       413,192     (9,230,897)     5,387,733       (191,831)       413,284     (5,385,836)    11,417,620
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         174,345        136,740      2,043,892        995,409        139,333        263,031      3,825,410      4,051,707
        (107,924)       (14,562)    (1,093,168)      (383,787)      (300,981)      (128,822)    (3,572,387)    (1,879,426)
          (4,546)            --       (249,555)       (26,544)       (47,401)        (7,146)      (427,925)      (408,337)
           4,702         11,676        127,028        (15,768)        27,212          1,758         32,057         44,122
         906,016      1,179,561      8,908,705      1,657,409         96,074        406,970      2,993,205      5,461,384
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         972,593      1,313,415      9,736,902      2,226,719        (85,763)       535,791      2,850,360      7,269,450
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         185,650      1,726,607        506,005      7,614,452       (277,594)       949,075     (2,535,476)    18,687,070
       2,599,836        873,229     19,591,932     11,977,480      4,466,320      3,517,245     65,214,089     46,527,019
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  2,785,486   $  2,599,836   $ 20,097,937   $ 19,591,932   $  4,188,726   $  4,466,320   $ 62,678,613   $ 65,214,089
    ============   ============   ============   ============   ============   ============   ============   ============

             JANUS ASPEN                                                                                   MORGAN STANLEY
               Series                       MFS(R) GROWTH                                                        UIF
              WORLDWIDE                         WITH                           MFS(R)                     EMERGING MARKETS
               GROWTH                       INCOME SERIES                  RESEARCH SERIES                     EQUITY
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2000            1999            2000            1999            2000            1999            2000            1999
    -----------------------------------------------------------------------------------------------------------------
    $  (1,145,256)  $    (756,784)  $     (21,964)  $     (18,622)  $     (41,919)  $     (14,717)  $    (117,405)  $     (61,548)
        5,885,485       1,378,061          94,049          58,450         212,357          22,350         792,189        (889,134)
       10,940,000              --          19,511           6,326         184,133          11,951       1,022,632              --
      (41,637,528)     37,777,188        (130,931)         63,831        (752,935)        317,847      (5,986,647)      4,537,550
           90,975         (88,609)            610            (282)          1,730            (671)         12,862          (7,535)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (25,866,324)     38,309,856         (38,725)        109,703        (396,634)        336,760      (4,276,369)      3,579,333
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        7,710,119       4,171,042         217,673         227,872         430,277         251,902         591,463         302,377
       (4,957,619)     (1,944,269)        (98,034)        (65,090)       (502,886)        (32,175)       (444,487)       (274,735)
         (537,208)       (392,610)        (18,877)             --          (2,433)             --         (83,796)         (2,247)
          112,753          66,186          12,962          13,209          30,700           1,860          85,485          14,440
       30,837,443       9,427,356         272,648         973,623       2,261,372         723,208       1,882,306         801,969
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       33,165,488      11,327,705         386,372       1,149,614       2,217,030         944,795       2,030,971         841,804
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        7,299,164      49,637,561         347,647       1,259,317       1,820,396       1,281,555      (2,245,398)      4,421,137
      105,141,706      55,504,145       2,381,362       1,122,045       2,174,693         893,138       8,206,969       3,785,832
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 112,440,870   $ 105,141,706   $   2,729,009   $   2,381,362   $   3,995,089   $   2,174,693   $   5,961,571   $   8,206,969
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2000
and December 31, 1999

                                                                T. ROWE                         VAN ECK
                                                                 PRICE                         WORLDWIDE
                                                                EQUITY                           HARD
                                                                INCOME                          ASSETS
                                                     -----------------------------   -----------------------------
                                                         2000            1999            2000            1999
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)...................  $      30,517   $      23,830   $      (1,258)  $      (1,468)
    Net realized gain (loss) on investments........        (41,014)         26,028          37,173         (20,868)
    Realized gain distribution received............        274,544         165,913              --              --
    Change in unrealized appreciation
      (depreciation) on investments................        294,802        (192,196)          8,000          87,170
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....           (675)            (98)             77            (181)
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations..................        558,174          23,477          43,992          64,653
                                                     -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments.................        353,249         495,967           9,596          29,824
    Policyowners' surrenders.......................       (311,749)       (143,863)         (9,569)        (43,263)
    Policyowners' annuity and death benefits.......         (4,612)             --              --              --
    Net transfers from (to) Fixed Account..........         22,780         (17,019)         19,750          11,521
    Transfers between Investment Divisions.........      2,120,026       1,786,713         (91,434)        218,700
                                                     -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..........      2,179,694       2,121,798         (71,657)        216,782
                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in total equity........      2,737,868       2,145,275         (27,665)        281,435
TOTAL EQUITY:
    Beginning of year..............................      4,089,109       1,943,834         531,191         249,756
                                                     -------------   -------------   -------------   -------------
    End of year....................................  $   6,826,977   $   4,089,109   $     503,526   $     531,191
                                                     =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $391,366,652     $ 34,669,825     $ 14,194,869

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................      1,172,694          114,842           43,833
                                                               ------------     ------------     ------------
      Total equity..........................................   $390,193,958     $ 34,554,983     $ 14,151,036
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners....................................   $390,193,958     $ 34,554,983     $ 14,151,036
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      32.02     $       1.31     $      15.89
                                                               ============     ============     ============
Identified Cost of Investment...............................   $263,163,793     $ 34,669,839     $ 15,822,880
                                                               ============     ============     ============

                                                                                MAINSTAY VP      MAINSTAY VP
                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY          & GROWTH          VALUE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $258,979,873     $  6,146,769     $  3,157,476

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................        822,344           19,306            9,984
                                                               ------------     ------------     ------------
      Total equity..........................................   $258,157,529     $  6,127,463     $  3,147,492
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners....................................   $258,157,529     $  6,127,463     $  3,147,492
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      30.88     $      11.35     $      11.72
                                                               ============     ============     ============
Identified Cost of Investment...............................   $195,958,895     $  6,209,479     $  2,927,223
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $ 26,302,005     $ 84,367,833     $  8,108,201     $196,263,747     $ 64,251,890     $ 26,931,638     $149,548,868

           85,304          270,646           25,850          612,355          209,998           89,016          463,812
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 26,216,701     $ 84,097,187     $  8,082,351     $195,651,392     $ 64,041,892     $ 26,842,622     $149,085,056
     ============     ============     ============     ============     ============     ============     ============
     $ 26,216,701     $ 84,097,187     $  8,082,351     $195,651,392     $ 64,041,892     $ 26,842,622     $149,085,056
     ============     ============     ============     ============     ============     ============     ============
     $      14.69     $      14.75     $      14.82     $      24.02     $      19.27     $      13.73     $      30.76
     ============     ============     ============     ============     ============     ============     ============
     $ 26,610,522     $109,853,166     $  8,072,028     $156,078,102     $ 61,412,948     $ 28,313,115     $138,562,514
     ============     ============     ============     ============     ============     ============     ============

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
     $ 21,099,454     $  3,185,686     $ 17,746,816     $  5,735,185     $ 74,915,048     $ 29,811,553     $ 85,658,117

           67,260            9,742           52,606           17,897          233,889           92,861          272,049
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 21,032,194     $  3,175,944     $ 17,694,210     $  5,717,288     $ 74,681,159     $ 29,718,692     $ 85,386,068
     ============     ============     ============     ============     ============     ============     ============
     $ 21,032,194     $  3,175,944     $ 17,694,210     $  5,717,288     $ 74,681,159     $ 29,718,692     $ 85,386,068
     ============     ============     ============     ============     ============     ============     ============
     $      17.37     $      10.50     $      12.20     $      18.57     $      18.45     $      16.39     $      19.60
     ============     ============     ============     ============     ============     ============     ============
     $ 26,698,111     $  3,728,313     $ 28,869,133     $  6,131,813     $ 71,126,475     $ 28,506,720     $ 83,276,679
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2000

                                                           JANUS ASPEN         MFS(R)
                                                              SERIES           GROWTH
                                                            WORLDWIDE           WITH            MFS(R)
                                                              GROWTH       INCOME SERIES    RESEARCH SERIES
                                                          -------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $118,011,457     $  2,681,154     $  3,902,479

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..............................        370,912            8,539           11,749
                                                           ------------     ------------     ------------
      Total equity......................................   $117,640,545     $  2,672,615     $  3,890,730
                                                           ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners................................   $117,640,545     $  2,672,615     $  3,890,730
                                                           ============     ============     ============
    Variable accumulation
      unit value........................................   $      21.53     $      11.13     $      12.31
                                                           ============     ============     ============
Identified Cost of Investment...........................   $108,235,763     $  2,600,386     $  4,414,675
                                                           ============     ============     ============

                                                         MORGAN STANLEY
                                                              UIF             T. ROWE          VAN ECK
                                                            EMERGING           PRICE          WORLDWIDE
                                                            MARKETS            EQUITY            HARD
                                                             EQUITY            INCOME           ASSETS
                                                        --------------------------------------------------
ASSETS:
  Investment at net asset value.......................    $  6,306,757      $  5,619,225     $    467,542

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges............................          18,322            15,418            1,385
                                                          ------------      ------------     ------------
      Total equity....................................    $  6,288,435      $  5,603,807     $    466,157
                                                          ============      ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners..............................    $  6,288,435      $  5,603,807     $    466,157
                                                          ============      ============     ============
    Variable accumulation
      unit value......................................    $       8.59      $      11.67     $      10.29
                                                          ============      ============     ============
Identified Cost of Investment.........................    $  9,537,798      $  5,638,973     $    418,809
                                                          ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --     $  2,285,075     $    511,225
  Mortality and expense risk and administrative charges.....     (5,730,317)        (503,575)        (178,638)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................     (5,730,317)       1,781,500          332,587
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     20,108,832       45,694,397          762,811
  Cost of investments sold..................................     (6,862,208)     (45,694,232)        (636,181)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............     13,246,624              165          126,630
  Realized gain distribution received.......................     28,931,497               --        1,076,305
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (89,142,070)               1       (2,666,154)
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................    (46,963,949)             166       (1,463,219)
                                                               ------------     ------------     ------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................        273,944           (6,122)           3,764
                                                               ------------     ------------     ------------
      Net increase (decrease) in total equity resulting
        from operations.....................................   $(52,420,322)    $  1,775,544     $ (1,126,868)
                                                               ============     ============     ============

                                                                                MAINSTAY VP      MAINSTAY VP
                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY          & GROWTH          VALUE
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  2,517,283     $     40,091     $     20,441
  Mortality and expense risk and administrative charges.....     (3,665,085)         (83,733)         (35,845)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................     (1,147,802)         (43,642)         (15,404)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     14,868,528          836,560          331,785
  Cost of investments sold..................................     (5,253,736)        (638,917)        (283,911)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............      9,614,792          197,643           47,874
  Realized gain distribution received.......................      4,873,610            9,752           51,035
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (43,807,192)        (968,114)          77,722
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................    (29,318,790)        (760,719)         176,631
                                                               ------------     ------------     ------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................        130,528            3,127              (62)
                                                               ------------     ------------     ------------
      Net increase (decrease) in total equity resulting
        from operations.....................................   $(30,336,064)    $   (801,234)    $    161,165
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP      HIGH YIELD      INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP        GROWTH
     GOVERNMENT      CORPORATE BOND      EQUITY           RETURN            VALUE            BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $  1,526,329     $ 11,330,713     $     57,510     $  4,158,008     $    803,484     $  1,705,102     $    851,051
         (347,957)      (1,232,076)        (115,636)      (2,752,318)        (755,770)        (349,726)      (2,008,355)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        1,178,372       10,098,637          (58,126)       1,405,690           47,714        1,355,376       (1,157,304)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
       16,964,820       13,379,560        1,102,619       16,520,761       10,572,956        5,732,545        5,587,419
      (17,521,845)     (14,539,501)        (859,638)      (8,564,493)      (9,236,518)      (6,144,690)      (3,212,956)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
         (557,025)      (1,159,941)         242,981        7,956,268        1,336,438         (412,145)       2,374,463
               --            4,427          462,404       17,170,091        1,922,137               --       13,599,558
        1,991,513      (15,388,992)      (2,585,184)     (38,134,663)       2,670,062        1,214,252      (21,946,633)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        1,434,488      (16,544,506)      (1,879,799)     (13,008,304)       5,928,637          802,107       (5,972,612)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
           (8,676)          13,616            5,917           70,690           (6,793)          (7,153)          62,456
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  2,604,184     $ (6,432,253)    $ (1,932,008)    $(11,531,924)    $  5,969,558     $  2,150,330     $ (7,067,460)
     ============     ============     ============     ============     ============     ============     ============

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
     $         --     $         --     $         --     $     98,334     $    259,068     $    465,415     $  2,255,980
         (238,309)         (43,180)        (269,836)         (77,315)      (1,003,860)        (344,666)      (1,067,070)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
         (238,309)         (43,180)        (269,836)          21,019         (744,792)         120,749        1,188,910
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        2,867,777          444,079        1,702,832          662,939        3,631,728        4,002,913        2,005,579
       (2,114,028)        (338,518)      (2,467,464)        (637,221)      (2,372,843)      (3,920,774)      (1,203,163)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          753,749          105,561         (764,632)          25,718        1,258,885           82,139          802,416
        2,122,950           91,506        8,158,492          173,602        9,404,168        1,753,424        7,221,707
       (7,257,316)        (891,124)     (14,699,223)        (480,709)     (16,143,231)        (200,915)     (12,381,989)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
       (4,380,617)        (694,057)      (7,305,363)        (281,389)      (5,480,178)       1,634,648       (4,357,866)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
           13,044            2,464           23,440            1,544           33,278             (789)          15,124
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ (4,605,882)    $   (734,773)    $ (7,551,759)    $   (258,826)    $ (6,191,692)    $  1,754,608     $ (3,153,832)
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2000

                                                              JANUS ASPEN           MFS(R)
                                                                 SERIES             GROWTH
                                                               WORLDWIDE             WITH                MFS(R)
                                                                 GROWTH         INCOME SERIES       RESEARCH SERIES
                                                             ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..........................................   $    578,174       $     10,972         $      1,130
  Mortality and expense risk and administrative charges....     (1,723,842)           (33,056)             (43,644)
                                                              ------------       ------------         ------------
      Net investment income (loss).........................     (1,145,668)           (22,084)             (42,514)
                                                              ------------       ------------         ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments........................      5,052,088            368,961            1,950,001
  Cost of investments sold.................................     (2,548,912)          (304,460)          (1,746,665)
                                                              ------------       ------------         ------------
      Net realized gain (loss) on investments..............      2,503,176             64,501              203,336
  Realized gain distribution received......................     10,830,350             19,923              194,030
  Change in unrealized appreciation (depreciation) on
    investments............................................    (38,015,691)           (98,191)            (784,223)
                                                              ------------       ------------         ------------
      Net gain (loss) on investments.......................    (24,682,165)           (13,767)            (386,857)
                                                              ------------       ------------         ------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account...................................         91,152                568                1,732
                                                              ------------       ------------         ------------
      Net increase (decrease) in total equity resulting
        from operations....................................   $(25,736,681)      $    (35,283)        $   (427,639)
                                                              ============       ============         ============

                                                             MORGAN STANLEY
                                                                  UIF              T. ROWE              VAN ECK
                                                                EMERGING            PRICE              WORLDWIDE
                                                                MARKETS             EQUITY                HARD
                                                                 EQUITY             INCOME               ASSETS
                                                             ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..........................................   $         --       $     81,888         $      3,708
  Mortality and expense risk and administrative charges....       (115,017)           (52,282)              (5,351)
                                                              ------------       ------------         ------------
      Net investment income (loss).........................       (115,017)            29,606               (1,643)
                                                              ------------       ------------         ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments........................      1,542,964            962,586              148,571
  Cost of investments sold.................................     (1,431,813)          (996,267)            (142,262)
                                                              ------------       ------------         ------------
      Net realized gain (loss) on investments..............        111,151            (33,681)               6,309
  Realized gain distribution received......................      1,075,081            264,216                   --
  Change in unrealized appreciation (depreciation) on
    investments............................................     (5,407,698)           239,457               37,334
                                                              ------------       ------------         ------------
      Net gain (loss) on investments.......................     (4,221,466)           469,992               43,643
                                                              ------------       ------------         ------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account...................................         12,653               (619)                  51
                                                              ------------       ------------         ------------
      Net increase (decrease) in total equity resulting
        from operations....................................   $ (4,323,830)      $    498,979         $     42,051
                                                              ============       ============         ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN TOTAL EQUITY
For the years ended December 31, 2000
and December 31, 1999


                                                                    MAINSTAY VP                       MAINSTAY VP
                                                                CAPITAL APPRECIATION                CASH MANAGEMENT
                                                           ------------------------------    ------------------------------
                                                               2000             1999             2000             1999
                                                           --------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)........................   $  (5,730,317)   $  (4,823,785)   $   1,781,500    $   1,680,572
    Net realized gain (loss) on investments.............      13,246,624        9,927,258              165             (116)
    Realized gain distribution received.................      28,931,497       16,183,383               --               22
    Change in unrealized appreciation (depreciation) on
      investments.......................................     (89,142,070)      62,941,215                1               71
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................         273,944         (206,087)          (6,122)          (5,250)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in total equity resulting
        from operations.................................     (52,420,322)      84,021,984        1,775,544        1,675,299
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments......................      20,821,084       22,277,256       46,986,141      160,712,185
    Policyowners' surrenders............................     (24,448,243)     (17,717,628)      (6,199,940)      (4,242,453)
    Policyowners' annuity and death benefits............        (584,734)        (693,074)         (37,052)         (80,058)
    Net transfers from (to) Fixed Account...............        (792,831)      (1,474,404)      (3,471,444)     (10,944,510)
    Transfers between Investment Divisions..............       6,606,232       17,979,395      (64,213,503)    (126,124,755)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............       1,601,508       20,371,545      (26,935,798)      19,320,409
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in total equity.............     (50,818,814)     104,393,529      (25,160,254)      20,995,708
TOTAL EQUITY:
    Beginning of year...................................     441,012,772      336,619,243       59,715,237       38,719,529
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $ 390,193,958    $ 441,012,772    $  34,554,983    $  59,715,237
                                                           =============    =============    =============    =============


                                                                    MAINSTAY VP                       MAINSTAY VP
                                                                    TOTAL RETURN                         VALUE
                                                           ------------------------------    ------------------------------
                                                               2000             1999             2000             1999
                                                           --------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)........................   $   1,405,690    $   1,044,516    $      47,714    $     (50,230)
    Net realized gain (loss) on investments.............       7,956,268        4,546,530        1,336,438        1,336,421
    Realized gain distribution received.................      17,170,091        5,945,590        1,922,137               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................     (38,134,663)      17,833,171        2,670,062        3,225,042
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          70,690          (75,860)          (6,793)          (8,004)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in total equity resulting
        from operations.................................     (11,531,924)      29,293,947        5,969,558        4,503,229
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments......................       8,271,761        9,443,542        3,252,796        4,424,131
    Policyowners' surrenders............................     (12,871,287)      (9,249,448)      (3,272,014)      (3,187,647)
    Policyowners' annuity and death benefits............        (610,964)        (659,026)         (75,388)        (151,981)
    Net transfers from (to) Fixed Account...............        (754,723)        (719,473)         (95,014)        (126,207)
    Transfers between Investment Divisions..............      (4,272,712)       4,158,955       (6,705,528)      (4,062,534)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............     (10,237,925)       2,974,550       (6,895,148)      (3,104,238)
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in total equity.............     (21,769,849)      32,268,497         (925,590)       1,398,991
TOTAL EQUITY:
    Beginning of year...................................     217,421,241      185,152,744       64,967,482       63,568,491
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $ 195,651,392    $ 217,421,241    $  64,041,892    $  64,967,482
                                                           =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                             MAINSTAY VP
             MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD                      MAINSTAY VP
             CONVERTIBLE                     GOVERNMENT                    CORPORATE BOND               INTERNATIONAL EQUITY
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2000            1999            2000            1999            2000            1999            2000            1999
    -----------------------------------------------------------------------------------------------------------------
    $     332,587   $     246,401   $   1,178,372   $   1,500,054   $  10,098,637   $  10,099,993   $     (58,126)  $     (72,938)
          126,630         140,226        (557,025)        260,761      (1,159,941)        621,373         242,981         222,276
        1,076,305       1,052,783              --              --           4,427       1,942,955         462,404         201,407
       (2,666,154)      1,469,600       1,991,513      (2,926,446)    (15,388,992)     (2,314,394)     (2,585,184)      1,724,234
            3,764          (6,928)         (8,676)            969          13,616         (31,356)          5,917          (4,929)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (1,126,868)      2,902,082       2,604,184      (1,164,662)     (6,432,253)     10,318,571      (1,932,008)      2,070,050
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          920,873         483,406         875,399       1,778,368       4,376,728       5,779,542         438,758         487,011
         (629,291)       (492,833)     (2,752,850)     (2,555,962)     (5,920,451)     (5,253,046)       (333,034)       (404,858)
          (27,187)        (22,918)        (28,865)       (472,795)       (372,466)       (466,832)         (1,873)        (14,684)
           10,064         (48,062)       (182,178)       (594,150)       (202,556)       (729,466)        (11,292)        (12,873)
        4,431,674         373,121     (12,412,783)     10,583,832      (8,064,285)        103,289         (97,665)        177,326
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        4,706,133         292,714     (14,501,277)      8,739,293     (10,183,030)       (566,513)         (5,106)        231,922
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,579,265       3,194,796     (11,897,093)      7,574,631     (16,615,283)      9,752,058      (1,937,114)      2,301,972
       10,571,771       7,376,975      38,113,794      30,539,163     100,712,470      90,960,412      10,019,465       7,717,493
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  14,151,036   $  10,571,771   $  26,216,701   $  38,113,794   $  84,097,187   $ 100,712,470   $   8,082,351   $  10,019,465
    =============   =============   =============   =============   =============   =============   =============   =============

                                                                                                             MAINSTAY VP
             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP                  AMERICAN CENTURY
                BOND                        GROWTH EQUITY                  INDEXED EQUITY                  INCOME & GROWTH
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2000            1999            2000            1999            2000            1999            2000            1999
    -----------------------------------------------------------------------------------------------------------------
    $   1,355,376   $   1,376,557   $  (1,157,304)  $    (794,486)  $  (1,147,802)  $    (616,724)  $     (43,642)  $     (15,740)
         (412,145)        (11,951)      2,374,463       2,675,468       9,614,792       5,239,472         197,643          60,756
               --           2,472      13,599,558      13,222,541       4,873,610       4,089,968           9,752              --
        1,214,252      (2,189,815)    (21,946,633)     16,903,466     (43,807,192)     35,734,370        (968,114)        681,025
           (7,153)            522          62,456         (83,691)        130,528        (109,870)          3,127          (1,732)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,150,330        (822,215)     (7,067,460)     31,923,298     (30,336,064)     44,337,216        (801,234)        724,309
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,202,361       1,738,495       7,684,486       7,787,127      15,898,920      17,602,015         626,794         954,753
       (1,648,551)     (1,453,162)     (6,827,810)     (4,946,547)    (13,656,140)    (10,171,100)       (295,379)       (132,853)
          (87,713)        (75,306)       (150,910)       (430,341)       (431,424)       (432,190)         (8,456)             --
         (234,039)       (105,884)        (23,742)       (172,896)       (552,583)     (1,105,045)        (19,071)         12,843
       (3,632,047)      1,269,393       6,590,503       6,662,486      (1,701,482)     20,412,489         304,333       2,604,186
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (4,399,989)      1,373,536       7,272,527       8,899,829        (442,709)     26,306,169         608,221       3,438,929
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (2,249,659)        551,321         205,067      40,823,127     (30,778,773)     70,643,385        (193,013)      4,163,238
       29,092,281      28,540,960     148,879,989     108,056,862     288,936,302     218,292,917       6,320,476       2,157,238
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  26,842,622   $  29,092,281   $ 149,085,056   $ 148,879,989   $ 258,157,529   $ 288,936,302   $   6,127,463   $   6,320,476
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2000
and December 31, 1999

                                                                                                      MAINSTAY VP
                                                                      MAINSTAY VP                     EAGLE ASSET
                                                                     DREYFUS LARGE                     MANAGEMENT
                                                                     COMPANY VALUE                   GROWTH EQUITY
                                                              ----------------------------    ----------------------------
                                                                  2000            1999            2000            1999
                                                              -----------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)...........................   $    (15,404)   $     (4,300)   $   (238,309)   $    (38,708)
    Net realized gain (loss) on investments................         47,874           5,312         753,749         254,652
    Realized gain distribution received....................         51,035              --       2,122,950         316,346
    Change in unrealized appreciation (depreciation) on
      investments..........................................         77,722          86,250      (7,257,316)      1,489,613
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            (62)           (215)         13,044          (4,469)
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in total equity resulting
        from operations....................................        161,165          87,047      (4,605,882)      2,017,434
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Policyowners' premium payments.........................        233,719         211,561       2,187,226         464,351
    Policyowners' surrenders...............................       (105,324)        (38,767)     (1,067,621)       (132,153)
    Policyowners' annuity and death benefits...............         (4,207)        (19,031)         (9,167)             --
    Net transfers from (to) Fixed Account..................         25,373           5,094         180,302          65,249
    Transfers between Investment Divisions.................        435,089       1,196,860      17,751,873       2,971,770
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................        584,650       1,355,717      19,042,613       3,369,217
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in total equity................        745,815       1,442,764      14,436,731       5,386,651
TOTAL EQUITY:
    Beginning of year......................................      2,401,677         958,913       6,595,463       1,208,812
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  3,147,492    $  2,401,677    $ 21,032,194    $  6,595,463
                                                              ============    ============    ============    ============

                                                                        FIDELITY                      JANUS ASPEN
                                                                          VIP                            SERIES
                                                                     EQUITY-INCOME                      BALANCED
                                                              ----------------------------    ----------------------------
                                                                  2000            1999            2000            1999
                                                              -----------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)...........................   $    120,749    $     14,173    $  1,188,910    $    622,382
    Net realized gain (loss) on investments................         82,139         536,837         802,416         307,955
    Realized gain distribution received....................      1,753,424         803,192       7,221,707              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (200,915)       (243,967)    (12,381,989)     10,079,296
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................           (789)         (3,209)         15,124         (28,832)
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in total equity resulting
        from operations....................................      1,754,608       1,107,026      (3,153,832)     10,980,801
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Policyowners' premium payments.........................      2,018,862       2,528,484       7,799,515       5,646,319
    Policyowners' surrenders...............................     (1,329,027)     (1,222,841)     (3,848,706)     (1,488,406)
    Policyowners' annuity and death benefits...............        (99,847)        (63,764)       (252,696)        (28,883)
    Net transfers from (to) Fixed Account..................          4,498          55,467          97,076         108,491
    Transfers between Investment Divisions.................       (919,694)      1,757,730      15,921,824      26,957,628
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (325,208)      3,055,076      19,717,013      31,195,149
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in total equity................      1,429,400       4,162,102      16,563,181      42,175,950
TOTAL EQUITY:
    Beginning of year......................................     28,289,292      24,127,190      68,822,887      26,646,937
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 29,718,692    $ 28,289,292    $ 85,386,068    $ 68,822,887
                                                              ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

            MAINSTAY VP
            LORD ABBETT                 ALGER AMERICAN                    CALVERT                      FIDELITY
            DEVELOPING                       SMALL                        SOCIAL                        VIP II
              GROWTH                    CAPITALIZATION                   BALANCED                    CONTRAFUND(R)
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2000           1999           2000           1999           2000           1999           2000           1999
    ---------------------------------------------------------------------------------------------------------------------
    $    (43,180)  $     18,568   $   (269,836)  $   (141,785)  $     21,019   $     62,286   $   (744,792)  $   (519,354)
         105,561         47,780       (764,632)       116,669         25,718        111,484      1,258,885        594,331
          91,506             --      8,158,492      1,282,232        173,602        425,956      9,404,168      1,658,564
        (891,124)       266,686    (14,699,223)     3,151,782       (480,709)       (73,672)   (16,143,231)    10,710,514
           2,464           (868)        23,440        (11,222)         1,544         (1,245)        33,278        (30,185)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (734,773)       332,166     (7,551,759)     4,397,676       (258,826)       524,809     (6,191,692)    12,413,870
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         226,578        256,924      1,652,677        893,118        493,731        580,854      6,021,736      5,770,487
        (172,185)       (23,047)      (640,674)      (470,079)      (237,647)      (156,718)    (3,091,389)    (2,146,599)
          (1,267)            --        (33,536)        (4,980)       (42,811)        (6,560)      (141,143)       (73,550)
          22,088         97,032        114,651        (18,077)       (13,104)       (39,584)        50,019       (122,510)
       1,501,130      1,076,888      8,429,649      1,485,106         30,046        933,158      4,839,475     11,907,242
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,576,344      1,407,797      9,522,767      1,885,088        230,215      1,311,150      7,678,698     15,335,070
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         841,571      1,739,963      1,971,008      6,282,764        (28,611)     1,835,959      1,487,006     27,748,940
       2,334,373        594,410     15,723,202      9,440,438      5,745,899      3,909,940     73,194,153     45,445,213
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  3,175,944   $  2,334,373   $ 17,694,210   $ 15,723,202   $  5,717,288   $  5,745,899   $ 74,681,159   $ 73,194,153
    ============   ============   ============   ============   ============   ============   ============   ============

            JANUS ASPEN                                                                             MORGAN STANLEY
              SERIES                     MFS(R) GROWTH                                                    UIF
             WORLDWIDE                       WITH                         MFS(R)                   EMERGING MARKETS
              GROWTH                     INCOME SERIES                RESEARCH SERIES                   EQUITY
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2000           1999           2000           1999           2000           1999           2000           1999
    -----------------------------------------------------------------------------------------------------------------
    $ (1,145,668)  $   (758,636)  $    (22,084)  $    (15,716)  $    (42,514)  $    (13,259)  $   (115,017)  $    (52,879)
       2,503,176        652,927         64,501         11,043        203,336         95,681        111,151       (373,395)
      10,830,350             --         19,923          4,697        194,030         11,480      1,075,081             --
     (38,015,691)    39,242,399        (98,191)        97,444       (784,223)       202,550     (5,407,698)     3,514,666
          91,152        (89,400)           568           (234)         1,732           (566)        12,653         (6,369)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (25,736,681)    39,047,290        (35,283)        97,234       (427,639)       295,886     (4,323,830)     3,082,023
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      10,302,200      6,327,463        202,472        336,232        478,467        236,749        781,493        272,769
      (5,550,239)    (2,720,097)      (123,985)       (24,671)       (94,108)       (19,607)      (530,087)      (231,870)
         (68,430)       (15,939)        (6,000)        (3,027)            --        (13,354)        (3,990)        (4,579)
         665,839         (7,269)         3,859         79,776         79,606         18,633        (12,471)        (1,050)
      30,150,516     13,045,738        232,368      1,115,426      1,683,261        907,181      3,070,089      1,077,015
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      35,499,886     16,629,896        308,714      1,503,736      2,147,226      1,129,602      3,305,034      1,112,285
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,763,205     55,677,186        273,431      1,600,970      1,719,587      1,425,488     (1,018,796)     4,194,308
     107,877,340     52,200,154      2,399,184        798,214      2,171,143        745,655      7,307,231      3,112,923
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $117,640,545   $107,877,340   $  2,672,615   $  2,399,184   $  3,890,730   $  2,171,143   $  6,288,435   $  7,307,231
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2000
and December 31, 1999

                                                                                                   VAN ECK
                                                                                                  WORLDWIDE
                                                                    T. ROWE PRICE                    HARD
                                                                    EQUITY INCOME                   ASSETS
                                                               ------------------------    ------------------------
                                                                  2000          1999          2000          1999
                                                               ---------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)............................   $   29,606    $   23,955    $   (1,643)   $   (1,525)
    Net realized gain (loss) on investments.................      (33,681)       77,244         6,309         9,073
    Realized gain distribution received.....................      264,216       166,426            --            --
    Change in unrealized appreciation (depreciation) on
      investments...........................................      239,457      (317,494)       37,334        11,720
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................         (619)           18            51           (61)
                                                               ----------    ----------    ----------    ----------
      Net increase (decrease) in total equity resulting from
        operations..........................................      498,979       (49,851)       42,051        19,207
                                                               ----------    ----------    ----------    ----------
  Contributions and (Withdrawals):
    Policyowners' premium payments..........................      370,334       561,096        32,524        21,302
    Policyowners' surrenders................................     (116,772)      (96,024)       (3,377)         (381)
    Policyowners' annuity and death benefits................      (14,792)      (16,399)           --            --
    Net transfers from (to) Fixed Account...................       11,072         6,849         1,380         2,198
    Transfers between Investment Divisions..................      807,762     1,923,575        37,215       261,180
                                                               ----------    ----------    ----------    ----------
      Net contributions and (withdrawals)...................    1,057,604     2,379,097        67,742       284,299
                                                               ----------    ----------    ----------    ----------
        Increase (decrease) in total equity.................    1,556,583     2,329,246       109,793       303,506
TOTAL EQUITY:
    Beginning of year.......................................    4,047,224     1,717,978       356,364        52,858
                                                               ----------    ----------    ----------    ----------
    End of year.............................................   $5,603,807    $4,047,224    $  466,157    $  356,364
                                                               ==========    ==========    ==========    ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
N
    YLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life
Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), both of which are wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts.

  The assets of Separate Account-I and Separate Account-II are invested in the shares of the MainStay VP Series Fund, Inc. (formerly, "New York Life MFA Series Fund, Inc.") the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), the
T. Rowe Price Equity Series, Inc., and the Van Eck Worldwide Insurance Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Insurance Company, MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC provide investment advisory services to the MainStay VP Series Funds for a fee. MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC are wholly-owned subsidiaries of NYLIM Holdings. Effective January 2, 2001, New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, was substituted for Madison Square Advisors as investment adviser for the Bond and Growth Equity Portfolios and for Monitor Capital Advisors as investment adviser for the Indexed Equity Portfolio. NYLIM has assumed all of the interests, rights and responsibilities of Madison Square Advisors and Monitor Capital Advisors under the Advisory Agreements to which it is a party. The terms and conditions of these agreements, including fees paid, have not changed in any other respect. The substitution has not resulted in any change of the advisory and other personnel servicing the Portfolios.

  Separate Account-I and Separate Account-II offer the following twenty-six variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP II Contrafund(R), Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Growth With Income Series, MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, and Van Eck Worldwide Hard Assets. Each Investment Division of the Separate Accounts will invest exclusively in the corresponding eligible portfolio.

  Initial premium payments received are allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Thereafter, premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

A
    t December 31, 2000, the investments of Separate Account-I and Separate Account-II are as follows:

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................       12,740           40,244            1,730
Identified cost*............................................     $269,725         $ 40,244         $ 20,487
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................       12,701           34,670            1,325
Identified cost*............................................     $263,164         $ 34,670         $ 15,823

                                                                                MAINSTAY VP      MAINSTAY VP
                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY          & GROWTH          VALUE
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................        9,643              610              256
Identified cost*............................................     $192,383         $  6,919         $  2,694
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................        9,634              545              280
Identified cost*............................................     $195,959         $  6,209         $  2,927

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the year ended December 31, 2000, was as follows:

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................     $ 47,646         $ 32,896         $  7,943
Proceeds from sales.........................................       38,249           51,584            1,817
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................     $ 44,897         $ 20,457         $  6,893
Proceeds from sales.........................................       20,109           45,694              763

                                                                                MAINSTAY VP      MAINSTAY VP
                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY          & GROWTH          VALUE
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................     $ 17,339         $  1,731         $    989
Proceeds from sales.........................................       21,194            1,253              612
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................     $ 18,152         $  1,414         $    954
Proceeds from sales.........................................       14,869              837              332

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
          3,903           14,594              824           11,287            4,332            2,600            6,434
       $ 39,386         $165,407         $  9,502         $169,585         $ 67,343         $ 34,478         $144,229
          2,602            9,681              681           10,218            3,964            2,139            6,160
       $ 26,611         $109,853         $  8,072         $156,078         $ 61,413         $ 28,313         $138,563

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
          2,103              297              858            2,099            2,648            1,337            3,374
       $ 40,401         $  3,315         $ 32,759         $  4,488         $ 60,426         $ 32,620         $ 79,390
          1,419              339              756            2,865            3,156            1,168            3,524
       $ 26,698         $  3,728         $ 28,869         $  6,132         $ 71,126         $ 28,507         $ 83,277

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
       $  7,664         $ 20,804         $  1,474         $ 25,859         $  7,172         $  4,215         $ 26,979
         39,339           24,274            1,509           23,176           13,168            7,606           10,705
       $  3,593         $ 13,254         $  1,501         $ 24,820         $  5,639         $  2,673         $ 25,335
         16,965           13,380            1,103           16,521           10,573            5,733            5,587

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
       $ 48,177         $  2,056         $ 24,524         $    692         $ 19,438         $  7,606         $ 29,918
         12,324            1,027            4,864              636            8,635            4,803            3,823
       $ 23,856         $  2,076         $ 19,141         $  1,089         $ 20,001         $  5,552         $ 30,206
          2,868              444            1,703              663            3,632            4,003            2,006

--------------------------------------------------------------------------------

                                                              JANUS ASPEN             MFS(R)
                                                                 SERIES               GROWTH
                                                               WORLDWIDE               WITH                MFS(R)
                                                                 GROWTH           INCOME SERIES       RESEARCH SERIES
                                                           ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................          3,050                  130                  193
Identified cost*.........................................       $107,261             $  2,678             $  4,351
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................          3,191                  128                  188
Identified cost*.........................................       $108,236             $  2,600             $  4,415

                                                             MORGAN STANLEY
                                                                  UIF                T. ROWE              VAN ECK
                                                                EMERGING              PRICE              WORLDWIDE
                                                                MARKETS               EQUITY                HARD
                                                                 EQUITY               INCOME               ASSETS
                                                           ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................            843                  350                   42
Identified cost*.........................................       $  9,090             $  6,698             $    453
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................            890                  287                   39
Identified cost*.........................................       $  9,538             $  5,639             $    419

* The cost stated also represents the aggregate cost for Federal income tax purposes.

                                                              JANUS ASPEN             MFS(R)
                                                                 SERIES               GROWTH
                                                               WORLDWIDE               WITH                MFS(R)
                                                                 GROWTH           INCOME SERIES       RESEARCH SERIES
                                                           ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................       $ 54,962             $  1,039             $  3,224
Proceeds from sales......................................         11,890                  654                  858
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................       $ 50,352             $    678             $  4,256
Proceeds from sales......................................          5,052                  369                1,950

                                                             MORGAN STANLEY
                                                                  UIF                T. ROWE              VAN ECK
                                                                EMERGING              PRICE              WORLDWIDE
                                                                MARKETS               EQUITY                HARD
                                                                 EQUITY               INCOME               ASSETS
                                                           ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................       $  5,769             $  3,763             $    204
Proceeds from sales......................................          2,828                1,276                  277
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................       $  5,817             $  2,316             $    215
Proceeds from sales......................................          1,543                  963                  149

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

NOTE 3--Mortality and Expense Risk and Administrative Charges:
--------------------------------------------------------------------------------

S
   eparate Account-I and Separate Account-II are charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. These charges are made daily at an annual rate of 1.30% of the daily net asset value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

S
   eparate Account-I and Separate Account-II do not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

T
    ransactions in accumulation units for the years ended December 31, 2000 and December 31, 1999, were as follows:

                                                                 MAINSTAY VP                      MAINSTAY VP
                                                            CAPITAL APPRECIATION                CASH MANAGEMENT
                                                           -----------------------         -------------------------
                                                            2000            1999             2000             1999
                                                           ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on premium payments.........................      332             521           26,553           89,227
Units redeemed on surrenders.............................     (661)           (428)          (3,945)          (2,769)
Units redeemed on annuity and death benefits.............      (80)            (99)            (418)            (381)
Units issued (redeemed) on net transfers from (to) Fixed
  Account................................................        1             (37)          (1,348)          (7,981)
Units issued (redeemed) on transfers between
  Investment Divisions...................................  19.....             221          (37,162)         (65,177)
                                                           -------         -------         --------         --------
  Net increase (decrease)................................     (389)            178          (16,320)          12,919
Units outstanding, beginning of year.....................   12,611          12,433           46,932           34,013
                                                           -------         -------         --------         --------
Units outstanding, end of year...........................   12,222          12,611           30,612           46,932
                                                           =======         =======         ========         ========
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on premium payments.........................      578             722           36,976          130,943
Units redeemed on surrenders.............................     (678)           (571)          (4,860)          (3,451)
Units redeemed on annuity and death benefits.............      (16)            (22)             (29)             (66)
Units issued (redeemed) on net transfers from (to) Fixed
  Account................................................      (22)            (48)          (2,719)          (8,917)
Units issued (redeemed) on transfers between
  Investment Divisions...................................      185             587          (50,710)        (102,814)
                                                           -------         -------         --------         --------
  Net increase (decrease)................................       47             668          (21,342)          15,695
Units outstanding, beginning of year.....................   12,137          11,469           47,710           32,015
                                                           -------         -------         --------         --------
Units outstanding, end of year...........................   12,184          12,137           26,368           47,710
                                                           =======         =======         ========         ========


                                                                 MAINSTAY VP                      MAINSTAY VP
                                                            INTERNATIONAL EQUITY                 TOTAL RETURN
                                                           -----------------------         -------------------------
                                                            2000            1999             2000             1999
                                                           ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on premium payments.........................       22              23              199              338
Units redeemed on surrenders.............................      (30)            (26)            (546)            (471)
Units redeemed on annuity and death benefits.............       (2)             (3)             (74)            (127)
Units issued (redeemed) on net transfers from (to) Fixed
  Account................................................        1              --              (16)             (53)
Units issued (redeemed) on transfers between
  Investment Divisions...................................      (23)            (18)            (268)             121
                                                           -------         -------         --------         --------
  Net increase (decrease)................................      (32)            (24)            (705)            (192)
Units outstanding, beginning of year.....................      692             716            9,703            9,895
                                                           -------         -------         --------         --------
Units outstanding, end of year...........................      660             692            8,998            9,703
                                                           =======         =======         ========         ========
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on premium payments.........................       26              33              326              416
Units redeemed on surrenders.............................      (21)            (27)            (506)            (404)
Units redeemed on annuity and death benefits.............       --              (1)             (24)             (29)
Units issued (redeemed) on net transfers from (to) Fixed
  Account................................................       (1)             (1)             (30)             (32)
Units issued (redeemed) on transfers between Investment
  Divisions..............................................       (6)             11             (166)             189
                                                           -------         -------         --------         --------
  Net increase (decrease)................................       (2)             15             (400)             140
Units outstanding, beginning of year.....................      547             532            8,546            8,406
                                                           -------         -------         --------         --------
Units outstanding, end of year...........................      545             547            8,146            8,546
                                                           =======         =======         ========         ========

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                    MAINSTAY VP
        MAINSTAY VP           MAINSTAY VP           HIGH YIELD
        CONVERTIBLE           GOVERNMENT          CORPORATE BOND
    -------------------   -------------------   -------------------
      2000       1999       2000       1999       2000       1999
    ---------------------------------------------------------------
         100         89         83        168        305        490
         (59)       (38)      (208)      (228)      (532)      (525)
          (7)        (1)      (101)       (57)      (113)      (136)
          --         (1)       (48)      (125)       (55)       (36)
         211         19     (2,235)     2,140       (778)      (405)
    --------   --------   --------   --------   --------   --------
         245         68     (2,509)     1,898     (1,173)      (612)
         915        847      5,186      3,288      9,761     10,373
    --------   --------   --------   --------   --------   --------
       1,160        915      2,677      5,186      8,588      9,761
    ========   ========   ========   ========   ========   ========
          53         34         64        133        276        376
         (37)       (35)      (200)      (191)      (374)      (341)
          (2)        (2)        (2)       (36)       (24)       (31)
           1         (3)       (14)       (44)       (13)       (48)
         252         20       (937)       778       (506)         4
    --------   --------   --------   --------   --------   --------
         267         14     (1,089)       640       (641)       (40)
         624        610      2,873      2,233      6,344      6,384
    --------   --------   --------   --------   --------   --------
         891        624      1,784      2,873      5,703      6,344
    ========   ========   ========   ========   ========   ========


        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           VALUE                 BOND              GROWTH EQUITY
    -------------------   -------------------   -------------------
      2000       1999       2000       1999       2000       1999
    ---------------------------------------------------------------
         132        185         80        140        173        216
        (201)      (192)      (184)      (141)      (206)      (157)
         (37)       (45)       (21)       (47)       (36)       (45)
          (4)        (4)       (24)       (49)        --         (9)
        (405)      (504)      (247)        46        177        (47)
    --------   --------   --------   --------   --------   --------
        (515)      (560)      (396)       (51)       108        (42)
       4,158      4,718      2,772      2,823      4,954      4,996
    --------   --------   --------   --------   --------   --------
       3,643      4,158      2,376      2,772      5,062      4,954
    ========   ========   ========   ========   ========   ========
         192        260         93        135        240        286
        (192)      (187)      (127)      (114)      (213)      (180)
          (5)        (9)        (7)        (6)        (5)       (16)
          (5)        (8)       (18)        (8)        (1)        (6)
        (424)      (247)      (283)        99        208        234
    --------   --------   --------   --------   --------   --------
        (434)      (191)      (342)       106        229        318
       3,758      3,949      2,296      2,190      4,618      4,300
    --------   --------   --------   --------   --------   --------
       3,324      3,758      1,954      2,296      4,847      4,618
    ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                                            MainStay VP
                                                                             American
                                                                              Century
                                                        MainStay VP           Income
                                                      Indexed Equity         & Growth
                                                     -----------------   -----------------
                                                      2000      1999      2000      1999
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on premium payments...................      305       458        33        48
Units redeemed on surrenders.......................     (395)     (292)      (26)       (8)
Units redeemed on annuity and death benefits.......      (57)      (87)       (2)       --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       (5)      (28)        3        (3)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (72)      127        34       223
                                                     -------   -------   -------   -------
  Net increase (decrease)..........................     (224)      178        42       260
Units outstanding, beginning of year...............    8,592     8,414       562       302
                                                     -------   -------   -------   -------
Units outstanding, end of year.....................    8,368     8,592       604       562
                                                     =======   =======   =======   =======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on premium payments...................      475       565        51        83
Units redeemed on surrenders.......................     (410)     (326)      (24)      (11)
Units redeemed on annuity and death benefits.......      (13)      (14)       (1)       --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      (15)      (36)       (2)        1
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (52)      647        25       224
                                                     -------   -------   -------   -------
  Net increase (decrease)..........................      (15)      836        49       297
Units outstanding, beginning of year...............    8,375     7,539       491       194
                                                     -------   -------   -------   -------
Units outstanding, end of year.....................    8,360     8,375       540       491
                                                     =======   =======   =======   =======


                                                          CALVERT            FIDELITY
                                                          SOCIAL              VIP II
                                                         BALANCED          CONTRAFUND(R)
                                                     -----------------   -----------------
                                                      2000      1999      2000      1999
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on premium payments...................        7        14       191       228
Units redeemed on surrenders.......................      (15)       (7)     (179)     (105)
Units redeemed on annuity and death benefits.......       (2)       --       (21)      (23)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        1        --         1         2
Units issued (redeemed) on transfers between
  Investment Divisions.............................        5        22       145       297
                                                     -------   -------   -------   -------
  Net increase (decrease)..........................       (4)       29       137       399
Units outstanding, beginning of year...............      230       201     3,195     2,796
                                                     -------   -------   -------   -------
Units outstanding, end of year.....................      226       230     3,332     3,195
                                                     =======   =======   =======   =======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on premium payments...................       26        32       308       330
Units redeemed on surrenders.......................      (12)       (9)     (158)     (123)
Units redeemed on annuity and death benefits.......       (2)       --        (7)       (4)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       (1)       (2)        2        (7)
Units issued (redeemed) on transfers between
  Investment Divisions.............................        1        52       246       676
                                                     -------   -------   -------   -------
  Net increase (decrease)..........................       12        73       391       872
Units outstanding, beginning of year...............      296       223     3,657     2,785
                                                     -------   -------   -------   -------
Units outstanding, end of year.....................      308       296     4,048     3,657
                                                     =======   =======   =======   =======

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

       MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
         DREYFUS           EAGLE ASSET            LORD                ALGER
          LARGE            MANAGEMENT            ABBETT             AMERICAN
         COMPANY             GROWTH            DEVELOPING             SMALL
          VALUE              EQUITY              GROWTH          CAPITALIZATION
    -----------------   -----------------   -----------------   -----------------
     2000      1999      2000      1999      2000      1999      2000      1999
    -----------------------------------------------------------------------------
         23        21       111        34        14        11       123        77
         (8)       (3)      (50)       (2)       (9)       (1)      (75)      (29)
         (2)       --        (7)       --        --        --       (17)       (2)
         --         1        (7)        1        --         1         7        (1)
         20        72     1,446       220        63       100       456       110
    -------   -------   -------   -------   -------   -------   -------   -------
         33        91     1,493       253        68       111       494       155
        216       125       317        64       198        87     1,154       999
    -------   -------   -------   -------   -------   -------   -------   -------
        249       216     1,810       317       266       198     1,648     1,154
    =======   =======   =======   =======   =======   =======   =======   =======
         21        20       106        33        19        23       104        70
        (10)       (3)      (51)       (9)      (15)       (2)      (41)      (37)
         --        (2)       --        --        --        --        (2)       --
          2        --         9         4         2         9         7        (2)
         39       110       810       208       119        89       457       108
    -------   -------   -------   -------   -------   -------   -------   -------
         52       125       874       236       125       119       525       139
        216        91       337       101       178        59       926       787
    -------   -------   -------   -------   -------   -------   -------   -------
        268       216     1,211       337       303       178     1,451       926
    =======   =======   =======   =======   =======   =======   =======   =======

                                               JANUS ASPEN           MFS(R)
        FIDELITY           JANUS ASPEN           SERIES              GROWTH
           VIP               SERIES             WORLDWIDE             WITH
      EQUITY-INCOME         BALANCED             GROWTH           INCOME SERIES
    -----------------   -----------------   -----------------   -----------------
     2000      1999      2000      1999      2000      1999      2000      1999
    -----------------------------------------------------------------------------
         74       161       359       400       295       231        20        23
        (96)      (84)     (180)      (92)     (193)     (104)       (9)       (6)
        (16)      (24)      (22)      (40)      (22)      (21)       (2)       --
          4        (1)       23        16         2         3         1         1
         61        86       703     1,203     1,078       473        25        92
    -------   -------   -------   -------   -------   -------   -------   -------
         27       138       883     1,487     1,160       582        35       110
      2,033     1,895     3,300     1,813     4,073     3,491       217       107
    -------   -------   -------   -------   -------   -------   -------   -------
      2,060     2,033     4,183     3,300     5,233     4,073       252       217
    =======   =======   =======   =======   =======   =======   =======   =======
        135       165       386       315       396       353        19        30
        (88)      (80)     (191)      (83)     (214)     (150)      (11)       (2)
         (7)       (4)      (12)       (2)       (3)       (1)       (1)       --
         --         3         4         6        25        (2)       --         7
        (74)      110       783     1,510     1,090       695        21       103
    -------   -------   -------   -------   -------   -------   -------   -------
        (34)      194       970     1,746     1,294       895        28       138
      1,847     1,653     3,387     1,641     4,171     3,276       212        74
    -------   -------   -------   -------   -------   -------   -------   -------
      1,813     1,847     4,357     3,387     5,465     4,171       240       212
    =======   =======   =======   =======   =======   =======   =======   =======

--------------------------------------------------------------------------------

                                                                          MORGAN STANLEY
                                                                                UIF
                                                                             EMERGING
                                                          MFS(R)              MARKETS
                                                      RESEARCH SERIES         EQUITY
                                                     -----------------   -----------------
                                                      2000      1999      2000      1999
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on premium payments...................       31        23        44        31
Units redeemed on surrenders.......................      (38)       (3)      (34)      (27)
Units redeemed on annuity and death benefits.......       --        --        (7)       --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        2        --         5         2
Units issued (redeemed) on transfers between
  Investment Divisions.............................      161        62       113        57
                                                     -------   -------   -------   -------
  Net increase (decrease)..........................      156        82       121        63
Units outstanding, beginning of year...............      164        82       578       515
                                                     -------   -------   -------   -------
Units outstanding, end of year.....................      320       164       699       578
                                                     =======   =======   =======   =======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on premium payments...................       36        21        62        27
Units redeemed on surrenders.......................       (7)       (2)      (41)      (24)
Units redeemed on annuity and death benefits.......       --        (1)       --        (1)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        6         2        (2)       (1)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      115        76       203        89
                                                     -------   -------   -------   -------
  Net increase (decrease)..........................      150        96       222        90
Units outstanding, beginning of year...............      166        70       510       420
                                                     -------   -------   -------   -------
Units outstanding, end of year.....................      316       166       732       510
                                                     =======   =======   =======   =======

                                                          T. ROWE             VAN ECK
                                                           PRICE             WORLDWIDE
                                                          EQUITY               HARD
                                                          INCOME              ASSETS
                                                     -----------------   -----------------
                                                      2000      1999      2000      1999
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on premium payments...................       35        47         1         4
Units redeemed on surrenders.......................      (29)      (13)       (1)       (5)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        2        (2)        2         1
Units issued (redeemed) on transfers between
  Investment Divisions.............................      188       170       (10)       26
                                                     -------   -------   -------   -------
  Net increase (decrease)..........................      196       202        (8)       26
Units outstanding, beginning of year...............      394       192        58        32
                                                     -------   -------   -------   -------
Units outstanding, end of year.....................      590       394        50        58
                                                     =======   =======   =======   =======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on premium payments...................       36        53         3         2
Units redeemed on surrenders.......................      (12)       (9)       --        --
Units redeemed on annuity and death benefits.......       (1)       (2)       --        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        1         1        --        --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       69       176         4        29
                                                     -------   -------   -------   -------
  Net increase (decrease)..........................       93       219         7        31
Units outstanding, beginning of year...............      387       168        38         7
                                                     -------   -------   -------   -------
Units outstanding, end of year.....................      480       387        45        38
                                                     =======   =======   =======   =======

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Selected Per Unit Data+:
--------------------------------------------------------------------------------

T
    he following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each year) with respect to each Investment Division of Separate Account-I and Separate
Account-II:


                                                                           MAINSTAY VP
                                                                       CAPITAL APPRECIATION
                                                            ------------------------------------------
                                                             2000     1999     1998     1997     1996
                                                            ------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $36.34   $29.35   $21.53   $17.66   $15.07
Net investment income (loss)............................     (0.47)   (0.40)   (0.29)   (0.26)   (0.20)
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received......     (3.85)    7.39     8.11     4.13     2.79
                                                            ------   ------   ------   ------   ------
Unit value, end of year.................................    $32.02   $36.34   $29.35   $21.53   $17.66
                                                            ======   ======   ======   ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $36.34   $29.35   $21.53   $17.66   $15.07
Net investment income (loss)............................     (0.47)   (0.40)   (0.29)   (0.26)   (0.20)
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received..............................................     (3.85)    7.39     8.11     4.13     2.79
                                                            ------   ------   ------   ------   ------
Unit value, end of year.................................    $32.02   $36.34   $29.35   $21.53   $17.66
                                                            ======   ======   ======   ======   ======


                                                                           MAINSTAY VP
                                                                            GOVERNMENT
                                                            ------------------------------------------
                                                             2000     1999     1998     1997     1996
                                                            ------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $13.26   $13.68   $12.71   $11.76   $11.65
Net investment income (loss)............................      0.57     0.56     0.47     0.61     0.57
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received......      0.86    (0.98)    0.50     0.34    (0.46)
                                                            ------   ------   ------   ------   ------
Unit value, end of year.................................    $14.69   $13.26   $13.68   $12.71   $11.76
                                                            ======   ======   ======   ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $13.26   $13.68   $12.71   $11.76   $11.65
Net investment income (loss)............................      0.60     0.53     0.46     0.62     0.58
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received......      0.83    (0.95)    0.51     0.33    (0.47)
                                                            ------   ------   ------   ------   ------
Unit value, end of year.................................    $14.69   $13.26   $13.68   $12.71   $11.76
                                                            ======   ======   ======   ======   ======


                                                                           MAINSTAY VP
                                                                           TOTAL RETURN
                                                            ------------------------------------------
                                                             2000     1999     1998     1997     1996
                                                            ------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $25.44   $22.03   $17.55   $15.10   $13.65
Net investment income (loss)............................      0.16     0.11     0.15     0.17     0.14
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received......     (1.58)    3.30     4.33     2.28     1.31
                                                            ------   ------   ------   ------   ------
Unit value, end of year.................................    $24.02   $25.44   $22.03   $17.55   $15.10
                                                            ======   ======   ======   ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $25.44   $22.03   $17.55   $15.10   $13.65
Net investment income (loss)............................      0.17     0.12     0.16     0.18     0.16
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received......     (1.59)    3.29     4.32     2.27     1.29
                                                            ------   ------   ------   ------   ------
Unit value, end of year.................................    $24.02   $25.44   $22.03   $17.55   $15.10
                                                            ======   ======   ======   ======   ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                   MAINSTAY VP                                   MAINSTAY VP
                 CASH MANAGEMENT                                 CONVERTIBLE
    ------------------------------------------   -------------------------------------------
     2000     1999     1998     1997     1996     2000     1999     1998     1997    1996(a)
    ----------------------------------------------------------------------------------------
    $ 1.25   $ 1.21   $ 1.16   $ 1.12   $ 1.08   $16.99   $12.13   $11.76   $10.32   $10.00
      0.06     0.04     0.04     0.04     0.04     0.42     0.42     0.46     0.49     0.15
        --       --     0.01       --       --    (1.48)    4.44    (0.09)    0.95     0.17
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
    $ 1.31   $ 1.25   $ 1.21   $ 1.16   $ 1.12   $15.93   $16.99   $12.13   $11.76   $10.32
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
    $ 1.25   $ 1.21   $ 1.16   $ 1.12   $ 1.08   $16.95   $12.09   $11.73   $10.29   $10.00
      0.06     0.04     0.04     0.04     0.04     0.42     0.42     0.46     0.52     0.15
        --       --     0.01       --       --    (1.48)    4.44    (0.10)    0.92     0.14
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
    $ 1.31   $ 1.25   $ 1.21   $ 1.16   $ 1.12   $15.89   $16.95   $12.09   $11.73   $10.29
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

                   MAINSTAY VP                                  MAINSTAY VP
                    HIGH YIELD                                 INTERNATIONAL
                  CORPORATE BOND                                   EQUITY
    ------------------------------------------   ------------------------------------------
     2000     1999     1998     1997     1996     2000     1999     1998     1997     1996
    ---------------------------------------------------------------------------------------
    $15.89   $14.26   $14.08   $12.62   $10.91   $18.31   $14.49   $11.92   $11.48   $10.53
      1.66     1.53     1.12     0.96     0.81    (0.11)   (0.13)    0.16     0.82     0.71
     (2.79)    0.10    (0.94)    0.50     0.90    (3.39)    3.95     2.41    (0.38)    0.24
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
    $14.76   $15.89   $14.26   $14.08   $12.62   $14.81   $18.31   $14.49   $11.92   $11.48
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
    $15.88   $14.25   $14.06   $12.60   $10.89   $18.32   $14.50   $11.93   $11.49   $10.53
      1.69     1.58     1.18     0.98     0.84    (0.11)   (0.13)    0.16     0.88     0.75
     (2.82)    0.05    (0.99)    0.48     0.87    (3.39)    3.95     2.41    (0.44)    0.21
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
    $14.75   $15.88   $14.25   $14.06   $12.60   $14.82   $18.32   $14.50   $11.93   $11.49
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======


                   MAINSTAY VP                                  MAINSTAY VP
                      VALUE                                         BOND
    ------------------------------------------   ------------------------------------------
     2000     1999     1998     1997     1996     2000     1999     1998     1997     1996
    ---------------------------------------------------------------------------------------
    $17.24   $16.05   $16.96   $13.98   $11.50   $12.67   $13.04   $12.10   $11.18   $11.10
      0.01    (0.02)    0.03     0.07     0.10     0.68     0.58     0.60     0.64     0.63
      1.96     1.21    (0.94)    2.91     2.38     0.38    (0.95)    0.34     0.28    (0.55)
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
    $19.21   $17.24   $16.05   $16.96   $13.98   $13.73   $12.67   $13.04   $12.10   $11.18
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
    $17.29   $16.10   $17.01   $14.02   $11.53   $12.67   $13.04   $12.10   $11.18   $11.10
      0.01    (0.01)    0.05     0.07     0.10     0.65     0.60     0.61     0.63     0.62
      1.97     1.20    (0.96)    2.92     2.39     0.41    (0.97)    0.33     0.29    (0.54)
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
    $19.27   $17.29   $16.10   $17.01   $14.02   $13.73   $12.67   $13.04   $12.10   $11.18
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------


                                                                   MAINSTAY VP
                                                                      GROWTH
                                                                      EQUITY
                                                    ------------------------------------------
                                                     2000     1999     1998     1997     1996
                                                    ------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...................    $32.24   $25.13   $20.11   $16.07   $13.08
Net investment income (loss)....................     (0.24)   (0.18)   (0.10)   (0.08)   (0.02)
Net realized and unrealized gains (losses) on
  security transactions and realized capital
  gain distributions received...................     (1.24)    7.29     5.12     4.12     3.01
                                                    ------   ------   ------   ------   ------
Unit value, end of year.........................    $30.76   $32.24   $25.13   $20.11   $16.07
                                                    ======   ======   ======   ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...................    $32.24   $25.13   $20.11   $16.07   $13.08
Net investment income (loss)....................     (0.24)   (0.18)   (0.09)   (0.07)   (0.02)
Net realized and unrealized gains (losses) on
  security transactions and realized capital
  gain distributions received...................     (1.24)    7.29     5.11     4.11     3.01
                                                    ------   ------   ------   ------   ------
Unit value, end of year.........................    $30.76   $32.24   $25.13   $20.11   $16.07
                                                    ======   ======   ======   ======   ======

                                                           MAINSTAY VP
                                                              LORD                                 ALGER
                                                             ABBETT                              AMERICAN
                                                           DEVELOPING                              SMALL
                                                             GROWTH                           CAPITALIZATION
                                                    -------------------------   -------------------------------------------
                                                     2000     1999    1998(B)    2000     1999     1998     1997    1996(A)
                                                    ---------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...................    $13.11   $10.05   $10.00    $16.98   $11.99   $10.52   $ 9.56   $10.00
Net investment income (loss)....................     (0.15)    0.19    (0.07)    (0.21)   (0.17)   (0.14)   (0.13)   (0.02)
Net realized and unrealized gains (losses) on
  security transactions and realized capital
  gain distributions received...................     (2.49)    2.87     0.12     (4.57)    5.16     1.61     1.09    (0.42)
                                                    ------   ------   ------    ------   ------   ------   ------   ------
Unit value, end of year.........................    $10.47   $13.11   $10.05    $12.20   $16.98   $11.99   $10.52   $ 9.56
                                                    ======   ======   ======    ======   ======   ======   ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...................    $13.14   $10.07   $10.00    $16.97   $11.99   $10.51   $ 9.56   $10.00
Net investment income (loss)....................     (0.15)    0.18    (0.07)    (0.20)   (0.17)   (0.14)   (0.13)   (0.02)
Net realized and unrealized gains (losses) on
  security transactions and realized capital
  gain distributions received...................     (2.49)    2.89     0.14     (4.57)    5.15     1.62     1.08    (0.42)
                                                    ------   ------   ------    ------   ------   ------   ------   ------
Unit value, end of year.........................    $10.50   $13.14   $10.07    $12.20   $16.97   $11.99   $10.51   $ 9.56
                                                    ======   ======   ======    ======   ======   ======   ======   ======

                                                                                                        JANUS ASPEN
                                                                    JANUS ASPEN                            SERIES
                                                                      SERIES                             WORLDWIDE
                                                                     BALANCED                              GROWTH
                                                    -------------------------------------------   ------------------------
                                                     2000     1999     1998     1997    1996(A)    2000     1999     1998
                                                    ---------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...................    $20.26   $16.19   $12.22   $10.14   $10.00    $25.81   $15.90   $12.50
Net investment income (loss)....................      0.29     0.23     0.40     0.28     0.17     (0.22)   (0.21)    0.21
Net realized and unrealized gains (losses) on
  security transactions and realized capital
  gain distributions received...................     (1.00)    3.84     3.57     1.80    (0.03)    (4.10)   10.12     3.19
                                                    ------   ------   ------   ------   ------    ------   ------   ------
Unit value, end of year.........................    $19.55   $20.26   $16.19   $12.22   $10.14    $21.49   $25.81   $15.90
                                                    ======   ======   ======   ======   ======    ======   ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...................    $20.32   $16.24   $12.25   $10.16   $10.00    $25.86   $15.93   $12.52
Net investment income (loss)....................      0.29     0.25     0.42     0.30     0.21     (0.22)   (0.21)    0.22
Net realized and unrealized gains (losses) on
  security transactions and realized capital
  gain distributions received...................     (1.01)    3.83     3.57     1.79    (0.05)    (4.11)   10.14     3.19
                                                    ------   ------   ------   ------   ------    ------   ------   ------
Unit value, end of year.........................    $19.60   $20.32   $16.24   $12.25   $10.16    $21.53   $25.86   $15.93
                                                    ======   ======   ======   ======   ======    ======   ======   ======

                                                    JANUS ASPEN
                                                       SERIES
                                                     WORLDWIDE
                                                       GROWTH
                                                  ----------------
                                                   1997    1996(A)
                                                  ----------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...................  $10.36   $10.00
Net investment income (loss)....................   (0.02)    0.07
Net realized and unrealized gains (losses) on
  security transactions and realized capital
  gain distributions received...................    2.16     0.29
                                                  ------   ------
Unit value, end of year.........................  $12.50   $10.36
                                                  ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...................  $10.38   $10.00
Net investment income (loss)....................   (0.01)    0.09
Net realized and unrealized gains (losses) on
  security transactions and realized capital
  gain distributions received...................    2.15     0.29
                                                  ------   ------
Unit value, end of year.........................  $12.52   $10.38
                                                  ======   ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period June 1, 1998 (Commencement of Operations) through December 31, 1998.

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                        MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP
                                                         AMERICAN                     DREYFUS                   EAGLE ASSET
                                                          CENTURY                      LARGE                    MANAGEMENT
                   MAINSTAY VP                            INCOME                      COMPANY                     GROWTH
                  INDEXED EQUITY                         & GROWTH                      VALUE                      EQUITY
    ------------------------------------------   -------------------------   -------------------------   -------------------------
     2000     1999     1998     1997     1996     2000     1999    1998(b)    2000     1999    1998(b)    2000     1999    1998(b)
    ----------------------------------------------------------------------------------------------------------------
    $34.50   $28.96   $22.83   $17.41   $14.41   $12.89   $11.10   $10.00    $10.99   $10.44   $10.00    $19.38   $11.86   $10.00
     (0.14)   (0.09)   (0.03)    0.06     0.09    (0.08)   (0.05)    0.02     (0.06)   (0.04)    0.03     (0.27)   (0.18)   (0.06)
     (3.48)    5.63     6.16     5.36     2.91    (1.46)    1.84     1.08      0.64     0.59     0.41     (1.89)    7.70     1.92
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------   ------    ------   ------   ------
    $30.88   $34.50   $28.96   $22.83   $17.41   $11.35   $12.89   $11.10    $11.57   $10.99   $10.44    $17.22   $19.38   $11.86
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======   ======    ======   ======   ======
    $34.50   $28.96   $22.83   $17.41   $14.41   $12.89   $11.10   $10.00    $11.14   $10.58   $10.00    $19.55   $11.97   $10.00
     (0.14)   (0.08)   (0.01)    0.07     0.10    (0.08)   (0.04)    0.02     (0.06)   (0.03)    0.02     (0.27)   (0.18)   (0.07)
     (3.48)    5.62     6.14     5.35     2.90    (1.46)    1.83     1.08      0.64     0.59     0.56     (1.91)    7.76     2.04
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------   ------    ------   ------   ------
    $30.88   $34.50   $28.96   $22.83   $17.41   $11.35   $12.89   $11.10    $11.72   $11.14   $10.58    $17.37   $19.55   $11.97
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======   ======    ======   ======   ======

                     CALVERT                                      FIDELITY                             FIDELITY
                      SOCIAL                                       VIP II                                VIP
                     BALANCED                                   CONTRAFUND(R)                       EQUITY-INCOME
    ------------------------------------------   -------------------------------------------   ------------------------
     2000     1999     1998     1997     1996     2000     1999     1998     1997    1996(a)    2000     1999     1998
    ----------------------------------------------------------------------------------------------------------------
    $19.40   $17.51   $15.26   $12.87   $11.58   $20.41   $16.64   $12.97   $10.58   $10.00    $15.43   $14.70   $13.34
      0.06     0.21     0.22     0.30     0.25    (0.19)   (0.16)   (0.11)   (0.13)   (0.02)     0.07     0.01    (0.04)
     (0.91)    1.68     2.03     2.09     1.04    (1.41)    3.93     3.78     2.52     0.60      1.02     0.72     1.40
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------    ------   ------   ------
    $18.55   $19.40   $17.51   $15.26   $12.87   $18.81   $20.41   $16.64   $12.97   $10.58    $16.52   $15.43   $14.70
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======    ======   ======   ======
    $19.42   $17.53   $15.28   $12.89   $11.59   $20.02   $16.32   $12.72   $10.38   $10.00    $15.32   $14.59   $13.25
      0.07     0.24     0.23     0.29     0.39    (0.19)   (0.16)   (0.12)   (0.13)   (0.02)     0.07     0.01    (0.05)
     (0.92)    1.65     2.02     2.10     0.91    (1.38)    3.86     3.72     2.47     0.40      1.00     0.72     1.39
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------    ------   ------   ------
    $18.57   $19.42   $17.53   $15.28   $12.89   $18.45   $20.02   $16.32   $12.72   $10.38    $16.39   $15.32   $14.59
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======    ======   ======   ======


         FIDELITY
           VIP
      EQUITY-INCOME
     ----------------
      1997    1996(a)
    ---------------------------------------------------------------------------------------
     $10.55   $10.00
      (0.11)   (0.02)
       2.90     0.57
     ------   ------
     $13.34   $10.55
     ======   ======
     $10.47   $10.00
      (0.13)   (0.02)
       2.91     0.49
     ------   ------
     $13.25   $10.47
     ======   ======

             MFS(R)                                                       MORGAN STANLEY                           T. ROWE
             GROWTH                                                             UIF                                 PRICE
              WITH                       MFS(R)                          EMERGING MARKETS                          EQUITY
          INCOME SERIES              RESEARCH SERIES                          EQUITY                               INCOME
    -------------------------   -------------------------   -------------------------------------------   -------------------------
     2000     1999    1998(b)    2000     1999    1998(b)    2000     1999     1998     1997    1996(a)    2000     1999    1998(b)
    ----------------------------------------------------------------------------------------------------------------
    $10.99   $10.44   $10.00    $13.27   $10.84   $10.00    $14.21   $ 7.36   $ 9.83   $ 9.93   $10.00    $10.37   $10.13   $10.00
     (0.10)   (0.11)   (0.07)    (0.17)   (0.13)   (0.07)    (0.16)   (0.12)   (0.07)   (0.04)    0.01      0.07     0.08     0.09
     (0.06)    0.66     0.51     (0.63)    2.56     0.91     (5.52)    6.97    (2.40)   (0.06)   (0.08)     1.14     0.16     0.04
    ------   ------   ------    ------   ------   ------    ------   ------   ------   ------   ------    ------   ------   ------
    $10.83   $10.99   $10.44    $12.47   $13.27   $10.84    $ 8.53   $14.21   $ 7.36   $ 9.83   $ 9.93    $11.58   $10.37   $10.13
    ======   ======   ======    ======   ======   ======    ======   ======   ======   ======   ======    ======   ======   ======
    $11.30   $10.73   $10.00    $13.10   $10.70   $10.00    $14.32   $ 7.41   $ 9.90   $10.00   $10.00    $10.45   $10.21   $10.00
     (0.10)   (0.11)   (0.07)    (0.17)   (0.12)   (0.07)    (0.16)   (0.12)   (0.07)   (0.03)    0.02      0.08     0.08     0.10
     (0.07)    0.68     0.80     (0.62)    2.52     0.77     (5.57)    7.03    (2.42)   (0.07)   (0.02)     1.14     0.16     0.11
    ------   ------   ------    ------   ------   ------    ------   ------   ------   ------   ------    ------   ------   ------
    $11.13   $11.30   $10.73    $12.31   $13.10   $10.70    $ 8.59   $14.32   $ 7.41   $ 9.90   $10.00    $11.67   $10.45   $10.21
    ======   ======   ======    ======   ======   ======    ======   ======   ======   ======   ======    ======   ======   ======

              VAN ECK
             WORLDWIDE
               HARD
              ASSETS
     -------------------------
      2000     1999    1998(b)
    -------------------------------------------------------------------------------------------------------------------------
     $ 9.21   $ 7.71   $10.00
      (0.02)   (0.03)   (0.07)
       0.94     1.53    (2.22)
     ------   ------   ------
     $10.13   $ 9.21   $ 7.71
     ======   ======   ======
     $ 9.36   $ 7.83   $10.00
      (0.04)   (0.07)   (0.06)
       0.97     1.60    (2.11)
     ------   ------   ------
     $10.29   $ 9.36   $ 7.83
     ======   ======   ======

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account I and II
Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in total equity present fairly, in all material respects, the financial position of the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced, formerly known as Calvert Socially Responsible, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS Growth with Income Series, MFS Research Series, Morgan Stanley UIF Emerging Markets Equity, formerly known as Morgan Stanley Dean Witter Emerging Markets Equity, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-I and the NYLIAC Variable Annuity Separate Account-II) at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their total equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 20, 2001

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2000       1999
                                                              -------    -------
                                                                (IN MILLIONS)
                                     ASSETS
Fixed maturities
  Available for sale, at fair value                           $14,993    $13,289
  Held to maturity, at amortized cost                             627        681
Equity securities                                                 126         89
Mortgage loans                                                  1,993      1,850
Real estate                                                        34         72
Policy loans                                                      544        512
Other investments                                                 223         26
                                                              -------    -------
     Total investments                                         18,540     16,519

Cash and cash equivalents                                         767      1,087
Deferred policy acquisition costs                               1,660      1,507
Deferred taxes                                                     --         53
Other assets                                                      442        312
Separate account assets                                        10,981     10,192
                                                              -------    -------
     Total assets                                             $32,390    $29,670
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $17,454    $16,064
Future policy benefits                                            492        356
Policy claims                                                      73         69
Deferred taxes                                                     87         --
Other liabilities                                               1,147      1,115
Separate account liabilities                                   10,942     10,134
                                                              -------    -------
     Total liabilities                                         30,195     27,738
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, (2,500 issued and outstanding)        25         25
Additional paid in capital                                        480        480
Accumulated other comprehensive loss                              (31)      (191)
Retained earnings                                               1,721      1,618
                                                              -------    -------
     Total stockholder's equity                                 2,195      1,932
                                                              -------    -------
     Total liabilities and stockholder's equity               $32,390    $29,670
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2000      1999      1998
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Universal life and annuity fees                             $  530    $  442    $  364
  Net investment income                                        1,312     1,179     1,108
  Investment gains (losses), net                                 (39)       12        63
  Other income                                                   154        97        51
                                                              ------    ------    ------
     Total revenues                                            1,957     1,730     1,586
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances           971       858       784
  Policyholder benefits                                          330       182       175
  Operating expenses                                             502       405       405
                                                              ------    ------    ------
     Total expenses                                            1,803     1,445     1,364
                                                              ------    ------    ------
Income before Federal income taxes                               154       285       222
                                                              ------    ------    ------
Federal income taxes:
  Current                                                         (3)       52        97
  Deferred                                                        54        57       (17)
                                                              ------    ------    ------
     Total Federal income taxes                                   51       109        80
                                                              ------    ------    ------
NET INCOME                                                    $  103    $  176    $  142
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                    STATEMENT OF COMPREHENSIVE INCOME (LOSS)

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                              2000      1999     1998
                                                              -----    ------    -----
                                                                   (IN MILLIONS)
NET INCOME                                                    $103     $ 176     $142
                                                              ----     -----     ----
  Other comprehensive income (loss), net of tax:
     Unrealized gains (losses) on securities:
       Unrealized holding gains (losses) arising during
        period                                                 201      (391)       9
       Less: reclassification adjustment for gains (losses)
        included in net income                                  41         1      (35)
                                                              ----     -----     ----
  OTHER COMPREHENSIVE INCOME (LOSS)                            160      (392)      44
                                                              ----     -----     ----
COMPREHENSIVE INCOME (LOSS)                                   $263     $(216)    $186
                                                              ====     =====     ====

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                    STATEMENT OF STOCKHOLDER'S EQUITY YEARS
                     ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN MILLIONS)

                                                                        ACCUMULATED
                                                         ADDITIONAL        OTHER                        TOTAL
                                              CAPITAL     PAID IN      COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                               STOCK      CAPITAL      INCOME (LOSS)    EARNINGS       EQUITY
                                              -------    ----------    -------------    --------    -------------
BALANCE AT JANUARY 1, 1998                      $25         $480           $ 157         $1,300        $1,962
Net income for 1998                              --           --              --            142           142
Net change in unrealized gains and losses of
  available for sale securities                  --           --              44             --            44
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 1998                     25          480             201          1,442         2,148
Net income for 1999                              --           --              --            176           176
Net change in unrealized gains and losses of
  available for sale securities                  --           --            (392)            --          (392)
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 1999                     25          480            (191)         1,618         1,932
Net income for 2000                              --           --              --            103           103
Net change in unrealized gains and losses of
  available for sale securities                  --           --             160             --           160
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 2000                    $25         $480           $ (31)        $1,721        $2,195
                                                ===         ====           =====         ======        ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------    -------    -------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    103    $   176    $   142
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (21)        (3)         2
     Net capitalization of deferred policy acquisition costs      (304)      (298)      (192)
     Universal life and annuity fees                              (233)      (215)      (198)
     Interest credited to policyholders' account balances          971        858        784
     Net realized investment losses(gains)                          39        (13)       (56)
     Deferred income taxes                                          54         57        (17)
     (Increase) decrease in:
       Net separate account assets                                  22          1        (42)
       Other assets and other liabilities                          (64)       (92)       (99)
     Increase in:
       Policy claims                                                 4          9          4
       Future policy benefits                                      147         41         39
                                                              --------    -------    -------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                718        521        367
                                                              --------    -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                 8,161      3,981      5,325
     Maturity of available for sale fixed maturities             1,497      1,505      1,610
     Maturity of held to maturity fixed maturities                  73        121        102
     Sale of equity securities                                      74        170         77
     Repayment of mortgage loans                                   354        227        238
     Sale of real estate and other invested assets                  65         62         47
  Cost of:
     Available for sale fixed maturities acquired              (11,031)    (6,679)    (7,670)
     Held to maturity fixed maturities acquired                    (17)       (75)       (49)
     Equity securities acquired                                   (113)      (152)       (83)
     Mortgage loans acquired                                      (439)      (451)      (558)
     Real estate and other invested assets acquired               (216)       (13)       (20)
  Policy loans (net)                                               (33)       (21)       (10)
  Increase (decrease) in loaned securities                         422       (222)       425
  Securities sold under agreements to repurchase (net)            (488)       480        (45)
                                                              --------    -------    -------
          NET CASH USED IN INVESTING ACTIVITIES                 (1,691)    (1,067)      (611)
                                                              --------    -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    2,000      2,016      1,502
     Withdrawals                                                (1,026)    (1,154)    (1,151)
     Net transfers from (to) the separate accounts                (318)      (181)        67
                                                              --------    -------    -------
          NET CASH PROVIDED BY FINANCING ACTIVITIES                656        681        418
                                                              --------    -------    -------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    (3)         4          1
                                                              --------    -------    -------
Net (decrease)increase in cash and cash equivalents               (320)       139        175
                                                              --------    -------    -------
Cash and cash equivalents, beginning of year                     1,087        948        773
                                                              --------    -------    -------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    767    $ 1,087    $   948
                                                              ========    =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2000, 1999 AND 1998

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life") domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the current presentation.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments identified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes and related adjustments. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method. The cost basis of fixed maturity and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income. Equity securities are carried at fair value with related unrealized gains and losses reflected in comprehensive income, net of deferred taxes and related adjustments. Mortgage loans are carried at unpaid principal balances, net of impairment reserves, and are generally secured. Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender. Cash equivalents include investments that have maturities of 90 days or less at date of purchase and are carried at amortized cost, which approximates fair value. Short-term investments that have maturities of between 91-365 days at date of purchase are included in fixed maturities on the balance sheet and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments hedging exposure to interest rate fluctuation on available for sale securities are accounted for at fair market value. Unrealized gains and losses are reported in comprehensive income, net of deferred taxes and related adjustments. Amounts payable or receivable under interest rate and commodity swap agreements and interest rate floor agreements are recognized as investment income or expense when earned. Premiums paid for interest rate floor agreements are amortized into interest expense over the life of the agreement. Realized gains and losses are recognized in net income upon termination or maturity of the contracts.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for universal life and annuity contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     For certain products sold in Taiwan, including whole life, periodic endowment and endowment contracts, the deferred policy acquisition costs are amortized over the life of the contract in proportion to gross premiums.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under universal life and annuity contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the insurer for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize capitalized policy acquisition costs. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on universal life and annuity contracts are equal to cumulative deposits plus interest credited less withdrawals and charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their insurance subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate ("DER") (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans is reported in Note 2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values for policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values for derivative financial instruments are included in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values for repurchase agreements are included in Note
11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefits features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed and asset-backed securities is based on historical experience and estimates of future payment experience on the underlying assets. Actual prepayment speeds will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     During 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage.

     NYLIAC applied the provisions of SOP 98-1 prospectively effective January 1, 1999. The adoption of SOP 98-1 resulted in net capitalization of $37 million at December 31, 1999, which is included in other assets

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

in the accompanying Balance Sheet. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software, not to exceed five years.

     During 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". This Statement establishes new GAAP accounting and reporting standards for derivative instruments, including derivative instruments embedded in other contracts, and for hedging activities. In 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133", which postpones the implementation until the 2001 financial statements. In 2000, the FASB issued FASB Statement No. 138, "Accounting for Certain Hedging Activities, an amendment of FASB Statement No. 133" in order to address a limited number of implementation issues. Collectively, the implementation of these Statements is estimated to result in a reclassification of $48 million from Other Comprehensive Income to Net Income, before taxes.

     SFAS No. 133 requires that derivatives be reported in the balance sheet at their fair value, regardless of any hedging relationship that may exist. Accounting for the gains or losses resulting from changes in the values of those derivatives would depend on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria will be reported in earnings.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach, including provisions for credit risk generally based upon the assumption such securities will be held to maturity, broker dealer quotations, or management's pricing model.

     At December 31, 2000 and 1999, the maturity distribution of fixed maturities was as follows (in millions):

                                                              2000                       1999
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   712      $   710       $   514      $   514
Due after one year through five years                   2,942        2,939         3,196        3,153
Due after five years through ten years                  2,462        2,408         2,167        2,099
Due after ten years                                     2,822        2,682         3,138        2,938
Mortgage and asset-backed securities:
  Government or government agency                       4,030        4,117         3,114        2,996
  Other                                                 2,106        2,137         1,631        1,589
                                                      -------      -------       -------      -------
     Total Available for Sale                         $15,074      $14,993       $13,760      $13,289
                                                      =======      =======       =======      =======

                                                              2000                       1999
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
HELD TO MATURITY                                       COST       FAIR VALUE      COST       FAIR VALUE
----------------                                     ---------    ----------    ---------    ----------
Due in one year or less                               $    49      $    49       $    17      $    17
Due after one year through five years                     213          298           272          360
Due after five years through ten years                    171          170           165          159
Due after ten years                                       179          179           206          194
Asset-backed securities                                    15           15            21           21
                                                      -------      -------       -------      -------
     Total Held to Maturity                           $   627      $   711       $   681      $   751
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2000 and 1999, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2000
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                           $   735        $ 24          $  1        $   758
U.S. agencies, state and municipal                     3,295          74            10          3,359
Foreign Governments                                       51           1            --             52
Corporate                                              8,887         149           349          8,687
Other                                                  2,106          47            16          2,137
                                                     -------        ----          ----        -------
     Total Available for Sale                        $15,074        $295          $376        $14,993
                                                     =======        ====          ====        =======
HELD TO MATURITY
Corporate                                            $   612        $ 92          $  8        $   696
Other                                                     15          --            --             15
                                                     -------        ----          ----        -------
     Total Held to Maturity                          $   627        $ 92          $  8        $   711
                                                     =======        ====          ====        =======

                                                                           1999
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                           $   635        $  7          $ 16        $   626
U.S. agencies, state and municipal                     3,046           7           129          2,924
Foreign Governments                                       20          --            --             20
Corporate                                              8,428          61           359          8,130
Other                                                  1,631           4            46          1,589
                                                     -------        ----          ----        -------
     Total Available for Sale                        $13,760        $ 79          $550        $13,289
                                                     =======        ====          ====        =======
HELD TO MATURITY
Corporate                                            $   661        $ 91          $ 22        $   730
Other                                                     20           1            --             21
                                                     -------        ----          ----        -------
     Total Held to Maturity                          $   681        $ 92          $ 22        $   751
                                                     =======        ====          ====        =======

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2000 and 1999, the distribution of gross unrealized gains and losses on equity securities is as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2000    $124       $14           $12           $126
  1999    $ 80       $13           $ 4           $ 89

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are generally collateralized by the related property.

     The fair market value of the mortgage loan portfolio at December 31, 2000 and 1999 is estimated to be $2,046 million and $1,858 million, respectively. Market values are determined by discounting the projected

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2000 and 1999, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $54 million and $37 million, respectively, at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The general reserve provision for losses on mortgage loans was $4 million at December 31, 2000 and 1999, respectively. There were no specific provisions for losses as of December 31, 2000 and 1999. The activity in the general reserves as of December 31, 2000 and 1999 is summarized below (in millions):

                                                              2000    1999
                                                              ----    ----
Beginning Balance                                             $ 4      $1
Additions/(reductions) charged/(credited) to operations        --       3
                                                              ---      --
Ending Balance                                                $ 4      $4
                                                              ===      ==

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 2000 and 1999, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                   2000        1999
                                                 --------    --------
Property Type:
  Office building                                 $  809      $  795
  Retail                                             396         385
  Apartments                                         167         185
  Residential                                        369         302
  Other                                              252         183
                                                  ------      ------
     Total                                        $1,993      $1,850
                                                  ======      ======
Geographic Region:
  Central                                         $  565      $  438
  Pacific                                            268         255
  Middle Atlantic                                    469         444
  South Atlantic                                     512         534
  New England                                        145         121
  Other                                               34          58
                                                  ------      ------
     Total                                        $1,993      $1,850
                                                  ======      ======

REAL ESTATE

     At December 31, 2000 and 1999, NYLIAC's real estate portfolio consisted of the following (in millions):

                                                              2000    1999
                                                              ----    ----
Investment                                                    $34     $63
Acquired through foreclosures                                  --       9
                                                              ---     ---
     Total real estate                                        $34     $72
                                                              ===     ===

     Accumulated depreciation on real estate at December 31, 2000 and 1999, was $8 million and $11 million, respectively. Depreciation expense totaled $1 million in 2000 and $3 million in 1999 and 1998.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2000, 1999 and 1998, were as follows (in millions):

                                                 2000      1999      1998
                                                ------    ------    ------
Fixed Maturities                                $1,121    $1,013    $  972
Equity Securities                                    7        10         7
Mortgage Loans                                     147       134       116
Real Estate                                          9        15        15
Policy Loans                                        46        41        40
Derivative Instruments                              (1)        1         1
Other                                               15        16         1
                                                ------    ------    ------
  Gross investment income                        1,344     1,230     1,152
Investment expenses                                (32)      (51)      (44)
                                                ------    ------    ------
     Net investment income                      $1,312    $1,179    $1,108
                                                ======    ======    ======

     During 1999 a fixed maturity investment that had been classified as held to maturity was transferred to available for sale and subsequently sold due to credit deterioration. The investment had an amortized cost of $10,052,000, and the sale resulted in a realized gain of $82,000.

     For the years ended December 31, 2000, 1999 and 1998, realized investment gains (losses) computed under the specific identification method are as follows (in millions):

                                                  2000                           1999                           1998
                                        -------------------------      -------------------------      -------------------------
                                        GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                        -----              ------      -----              ------      -----              ------
Fixed Maturities                        $ 80               $(157)      $ 64                $(87)      $ 87                $(29)
Equity Securities                         17                  (7)        34                  (8)         7                  (7)
Mortgage Loans                             8                  (1)         4                  --         16                  (8)
Real Estate                               12                  (3)         5                  (2)         6                  (2)
Other                                     13                  (1)         2                  --          3                 (10)
                                        ----               -----       ----                ----       ----                ----
     Subtotal                           $130               $(169)      $109                $(97)      $119                $(56)
                                        ====               =====       ====                ====       ====                ====
Investment gains (losses), net                    $(39)                          $12                            $63
                                                  ====                           ===                            ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on fixed maturities available for sale are included in the Balance Sheet as a component of "Accumulated other comprehensive loss". Changes in these amounts include reclassification adjustments to avoid double counting in "Comprehensive income" items that are part of "Net

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

income" for a period that also had been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, are as follows (in millions):

                                                              2000     1999     1998
                                                              -----    -----    ----
Net unrealized investments gains (losses), beginning of the
  year                                                        $(191)   $ 201    $157
                                                              -----    -----    ----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period                                        302     (612)     24
     Less: Reclassification adjustments for gains (losses)
       included in net income                                    41        1     (35)
                                                              -----    -----    ----
     Change in net unrealized investment gains (losses),
       net of adjustments                                       261     (613)     59
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                              (3)      (7)     (1)
     Deferred policy acquisition costs                          (98)     228     (14)
                                                              -----    -----    ----
Change in net unrealized investment gains (losses)              160     (392)     44
                                                              -----    -----    ----
Net unrealized investment gains (losses), end of year         $ (31)   $(191)   $201
                                                              =====    =====    ====

     Net unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax expense (benefit) of $162 million, $(330) million and $31 million for the years ended December 31, 2000, 1999 and 1998, respectively.

     Reclassification adjustments reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $(22) million, $0 million and $19 million, respectively.

     Policyholders' account balance reported in the above table are net of income tax expense (benefit) of $(2) million, $(3) million and $0 million for the years ended December 31, 2000, 1999 and 1998, respectively.

     Deferred policy acquisition costs in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $(53) million, $122 million and $(8) million, respectively.

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2000 and 1999, was $7,944 million and $7,279 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains eight non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $40 million and $71 million at December 31, 2000 and 1999, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC maintains one guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account are carried at market value.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 2000, 1999 and 1998 is as follows (in millions):

                                                              2000      1999      1998
                                                             ------    ------    ------
Balance at beginning of year before adjustment
  for unrealized gains (losses) on investments               $1,326    $1,028    $  836
Current year additions                                          444       372       286
Amortized during year                                          (140)      (74)      (94)
                                                             ------    ------    ------
Balance at end of year before adjustment for unrealized
  gains (losses) on investments                               1,630     1,326     1,028
Adjustment for unrealized gains (losses) on investments          30       181      (169)
                                                             ------    ------    ------
Balance at end of year                                       $1,660    $1,507    $  859
                                                             ======    ======    ======

NOTE 8 -- FEDERAL INCOME TAXES

     The components of the net deferred tax liability (asset) as of December 31, 2000 and 1999 are as follows (in millions):

                                                              2000    1999
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $303    $258
  Employee and agents benefits                                  53      52
  Investments                                                   --     131
                                                              ----    ----
     Gross deferred tax assets                                 356     441
                                                              ====    ====
Deferred tax liabilities
  Deferred policy acquisition costs                            416     374
  Investments                                                    3      --
  Other                                                         24      14
                                                              ----    ----
     Gross deferred tax liabilities                            443     388
                                                              ----    ----
       Net deferred tax liability (asset)                     $ 87    $(53)
                                                              ====    ====

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 2000, 1999 and 1998:

                                                            2000     1999     1998
                                                            -----    -----    ----
Statutory federal income tax rate                            35.0%    35.0%   35.0%
Equity base tax                                               4.3      5.9     1.7
Tax exempt income                                            (3.8)    (1.1)    (.5)
Other                                                        (2.4)    (1.5)    (.2)
                                                            -----    -----    ----
Effective tax rate                                           33.1%    38.3%   36.0%
                                                            =====    =====    ====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1995. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     NYLIAC has entered into cession reinsurance agreements on a coinsurance basis with non-affiliated companies and on a yearly renewable term basis with affiliated and non-affiliated companies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     NYLIAC has ceded yearly renewable term reinsurance with affiliated companies. Under these agreements, included in the accompanying statement of income are $2.3 million, $1.5 million and $.9 million of ceded premiums at December 31, 2000, 1999 and 1998, respectively.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, commodity and market risk. These derivative financial instruments include interest rate floors and interest rate and commodity swaps. NYLIAC has not engaged in derivative financial instrument transactions for speculative purposes.

     Notional or contractual amounts of derivative financial instruments provide only a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments which relate to interest rates or other financial indices.

     NYLIAC is exposed to credit-related losses in the event that a counterparty fails to perform its obligations under contractual terms. The credit exposure of derivative financial instruments is represented by the sum of fair values of contracts with each counterparty, if the net value is positive, at the reporting date.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

INTEREST RATE RISK MANAGEMENT

     NYLIAC enters into various types of interest rate contracts primarily to minimize exposure of specific assets held by NYLIAC to fluctuations in interest rates.

     The following table summarizes the notional amounts and credit exposures of interest rate related derivative transactions (in thousands):

                                                     2000                    1999
                                             --------------------    --------------------
                                             NOTIONAL     CREDIT     NOTIONAL     CREDIT
                                              AMOUNT     EXPOSURE     AMOUNT     EXPOSURE
                                             --------    --------    --------    --------
Interest Rate Swaps                          $225,000     $1,938     $225,000      $--
Interest Rate Floors                         $150,000     $  402     $150,000      $92

     Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional amount. Swap contracts outstanding at December 31, 2000 are between three years, seven months and eighteen years four months in maturity. At December 31, 1999 such contracts were between four years, seven months and nineteen years in maturity. NYLIAC does not act as an intermediary or broker in interest rate swaps.

     The following table shows the type of swaps used by NYLIAC and the weighted average interest rates. Average variable rates are based on the rates which determine the last payment received or paid on each contract; those rates may change significantly, affecting future cash flows:

                                                                2000        1999
                                                              --------    --------
Receive -- fixed swaps -- Notional amount (in thousands)      $225,000    $225,000
  Average receive rate                                            6.64%       6.50%
  Average pay rate                                                6.26%       5.17%

     During the term of the swap, net settlement amounts are recorded as investment income or expense when earned. Fair values of interest rate swaps were $1,728,000 and ($8,420,000) at December 31, 2000 and 1999, respectively, based on broker/dealer quotations.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INTEREST RATE RISK MANAGEMENT -- (CONTINUED)

     Interest rate floor agreements entitle NYLIAC to receive amounts from counterparties based upon the difference between a strike price and current interest rates. Such agreements serve as hedges against declining interest rates on a portfolio of assets. Amounts received during the term of interest rate floor agreements are recorded as investment income.

     At December 31, 2000 and 1999, unamortized premiums on interest rate floors amounted to $222,000 and $315,000, respectively. Fair values of such agreements were $402,000 and $92,000 at December 31, 2000 and 1999, respectively, based on broker/dealer quotations.

COMMODITY RISK MANAGEMENT

     NYLIAC has a bond investment with interest payments linked to the price of crude oil. NYLIAC has entered into a commodity swap with a total notional amount of $7,500,000 as a hedge against this commodity risk. The credit exposure of the swap was $38,000 and $0 at December 31, 2000 and 1999, respectively.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2000 and 1999, $755 million and $246 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others, but were fully collateralized in an account held in trust for NYLIAC. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2000 of $132 million ($620 million at December 31,
1999) approximates fair value. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $476 million for the year ended December 31, 2000 ($393 million for 1999 and $335 million for 1998) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $7 million for its share of the net periodic post-retirement benefits expense in 2000 ($12 million and $8 million in 1999 and 1998, respectively) and $2 million for the post-employment benefits expense in 2000 ($3 million in 1999 and $2 million in 1998) under the provisions of the Service Agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, in 1999 New York Life concluded a comprehensive expense reduction program expected to streamline processes and improve profitability. As a result of job eliminations and early retirement benefits as defined in management's termination plan, NYLIAC was allocated $16 million for its share of these restructuring costs in 1999, which are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     At December 31, 2000 and 1999, NYLIAC has a net liability of $111 million and $80 million, respectively for the above described services which are included in other liabilities in the accompanying Balance Sheet.

     In 1999 NYLIAC sold a $197 million Corporate Sponsored Variable Universal Life (CSVUL) policy and a $82 million Corporate Sponsored Universal Life (CSUL) policy to a Voluntary Employee Benefit Association (VEBA) trust. This trust was established to fund New York Life's retired employees medical and dental benefits. In addition, in 1999 and 1998, NYLIAC sold a Corporate Owned Life
(COLI) policy to New York Life for $180 million and $250 million in premiums, respectively. These policies were sold on the same basis as policies sold to unrelated customers.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Federal income taxes paid were $7 million, $48 million, and $67 million during 2000, 1999 and 1998, respectively.

     Total interest paid was $12 million, $30 million and $27 million during 2000, 1999 and 1998, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 2000 and 1999, statutory stockholder's equity was $1,098 million and $1,130 million, respectively. Statutory net income for the years ended December 31, 2000, 1999 and 1998 was $0.4 million, $63 million and $10 million, respectively.

     The State of Delaware Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The Company has estimated the effect of adoption will be a net increase in statutory surplus of approximately $35 million (unaudited).

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends can not be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations.

     No dividends were paid or declared for the years ended December 31, 2000, 1999 and 1998.

     As of December 31, 2000, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $593 million. The maximum amount of dividends which may be paid in 2001 without prior approval is $109.8 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting in 1999 for the cost of computer software developed or obtained for internal use.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036
March 12, 2001

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements.

         All required financial statements are included in Part B of this Registration Statement.

b.   Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(2)      Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 5 on Form N-4 , and incorporated herein by reference.

(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Registrant's Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(5) Form of application for a Policy - Previously filed as Exhibit (5) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.
(6)(a)   Certificate of Incorporation of NYLIAC - Previously filed as Exhibit
         (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(1)By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(2)Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(7)      Not applicable.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.
(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - previously filed as
         Exhibit 8(h) to Registrant's Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.
(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed as
         Exhibit 8(i)to Registrant's Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.
(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed as Exhibit 8(j) to Registrant's Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.
(9)      Opinion and Consent of Thomas F. English, Esq. - filed herewith.

(10)(a)  Consent of PricewaterhouseCoopers LLP - filed herewith.

(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on

         Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

         Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
         Richard M. Kernan, Jr., Director
         Robert D. Rock, Senior Vice President and Director
         Frederick J. Sievert, President and Director (Principal Executive Officer)
         Stephen N. Steinig, Senior Vice President, Chief Actuary and Director Seymour Sternberg, Director
(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.
(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as Exhibit 8(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(10)(e) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), incorporated herein by reference for the following:

         George J. Trapp, Director
         Frank M. Boccio, Director
         Phillip J. Hildebrand, Director
         Michael G. Gallo, Director
         Solomon Goldfinger, Director
         Howard I. Atkins, Director


(10)(f) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.



(10)(g) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.


(11)     Not applicable.

(12)     Not applicable.

(13) Schedule of Computations - previously filed as Exhibit 13 to Registrant's Post-Effective Amendment No. 8 on Form N-4 and incorporated herein by reference.

(14)     Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.


         Name:                                          Title:
         -----                                          ------
         Seymour Sternberg                              Director
         Richard M. Kernan, Jr.                         Director, Executive Vice President and Chief Investment Officer
         Frederick J. Sievert                           Director and President
         George J. Trapp                                Director
         Frank M. Boccio                                Director
         Robert D. Rock                                 Director and Senior Vice President
         Howard I. Atkins                               Director, Executive Vice President and Chief Financial Officer
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director and Senior Vice President
         Phillip J. Hildebrand                          Director and Executive Vice President
         Gary G. Benanav                                Director, Executive Vice President and Chairman of Taiwan Branch
         Gary E. Wendlandt                              Executive Vice President
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         Patrick Colloton                               Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Michael G. Gallo                               Senior Vice President
         Solomon Goldfinger                             Senior Vice President and Tax Counsel
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Richard D. Levy                                Senior Vice President
         John R. Meyer                                  Senior Vice President
         Frank J. Ollari                                Senior Vice President in Charge of Real Estate
         Anne F. Pollack                                Senior Vice President and Deputy Chief Investment Officer
         Richard C. Schwartz                            Senior Vice President
         Stephen N. Steinig                             Senior Vice President and Chief Actuary
         Thomas J. Warga                                Senior Vice President and General Auditor
         Edward C. Wilson                               Senior Vice President and Chief Sales Officer
         Howard Anderson                                Vice President
         David Bangs                                    Vice President
         David Boyle                                    Vice President
         William Cheng                                  Vice President
         Henry Ciapas                                   Vice President
         John A. Cullen                                 Vice President and Controller
         Thomas F. English                              Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Vice President
         Dennis Flaherty                                Vice President and Chief Underwriter
         Jane L. Hamrick                                Vice President
         Thomas Haubenstricker                          Vice President
         Robert E. Hebron                               Vice President
         Matthew M. Huss                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         John Iacovino                                  Vice President and Medical Director
         David Krystel                                  Vice President
         Thomas S. McArdle                              Vice President
         Barbara McInerney                              Vice President in Charge of Corporate Compliance
         Daniel J. McKillop                             Vice President
         William H. Mowat                               Vice President
         Michael M. Oleske                              Vice President and Tax Counsel
         Dhanasar Ramjit                                Vice President and Chief Financial Officer of Taiwan Branch
         Andrew N. Reiss                                Vice President and National Sales Manager
         Arthur Seter                                   Vice President
         Georgene Sfraga Panza                          Vice President
         Carol Springsteen                              Vice President
         Joel Steinberg                                 Vice President and Actuary
         John Swenson                                   Vice President
         Stanley Tai                                    Vice President, Investments - Taiwan Branch
         Mark W. Talgo                                  Vice President
         Jonathan Wooley                                Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland

Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

MainStay VP Series Fund, Inc.(2)                                       Maryland

New York Life Insurance and Annuity Corporation                        Delaware

New York Life International Investment Asia Ltd.                       Mauritius

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona


--------

         (1) This entity is an unaffiliated registered investment company for which New York Life and/or its subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life but is included here for informational purposes only.


         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statements in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of these entities. It is not a subsidiary of New York Life, but is included here for informational purposes only.





--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     NYLUK I Company                                                   United Kingdom
         New York Life (U.K.) Ltd.                                     United Kingdom
              W Financial Services                                     United Kingdom
              W Home Loans                                             United Kingdom
              W Trust Manager                                          United Kingdom
              WIM                                                      United Kingdom
              WFMI                                                     United Kingdom
              Life Assurance Holding Corporation Limited               United Kingdom            22.9 %
                 Windsor Life Assurance Company Limited                United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             Gresham Unit Trust Manager                                United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
             WLIC                                                      United Kingdom
             W(UK)HC Limited                                           United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYLIFE Administration Corp.                                       Texas

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Refinery Inc.                                                  Delaware
     NYLIFE Securities Inc.                                                New York
     NYLIFE Structured Asset Management Company Ltd.                       Texas



     Prime Provider Corp.                                                  New York
         Prime Provider Corp. of Texas                                     Texas
     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico

         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming


     NYLTEMPS Inc.                                                     Delaware

New York Life Investment Management Holdings LLC                       Delaware

     MainStay Management LLC                                           Delaware
     New York Life Benefit Services LLC                                Delaware
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners LLC                            Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields Domestic General Partner LLC
     NYLIFE Distributors, Inc.                                         Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
NYLIFE Insurance Company of Arizona                                    Arizona

New York Life International, Inc.                                      Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operada FMA, S.A. de C.V.                                Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial - New York Life Insurance Public Company        Thailand                42.89%
          Limited (3)
    Siam Commercial - New York Life Insurance Public Company           Thailand                23.73%
       Limited
    New York Life Insurance Worldwide Ltd.                             Bermuda
    New York Life Insurance Ltd.                                       South Korea
    P.T. Asuransi Jiwa Sewu-New York Life                              Indonesia                86.8%
    GEO New York Life, S.A.                                            Mexico                  99.99%
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Ltd.                          Mauritius
        Max New York Life Insurance Company Ltd.                       India                      26%
    HSBC New York Life Seguros de Vida (Argentina) S.A.                Argentina                  40%
    HSBC New York Life Seguros de Retiro (Argentina) S.A.              Argentina                  40%
    Maxima S.A. AFJP                                                   Argentina                  40%
    Docthos, S.A.                                                      Argentina                  40%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey, (New York Life) S.A. de C.V.                    Mexico                  99.99%
         Corporativo Seguros, S.A. de C.V.                             Mexico                  99.96%
         Centro Nacional de Servicios y Operaciones                    Mexico                  99.998%
         Centro de Capacitacion Monterrey, A.C.- S.A. de C.V.          Mexico                  99.791%
New York Life BioVenture Partners LLC                                  Delaware









         (3) Held through controlled Thai nominee holding company.

ITEM 27. NUMBER OF CONTRACTOWNERS


  As of January 31, 2001, there were approximately 37,353 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account-I.


ITEM 28. INDEMNIFICATION

     Reference is made to Article VIII of the Depositor's By-Laws.

     New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Investment companies (other than the Registrant) for which NYLIFE Distributors Inc. is currently acting as underwriter:

         NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
         NYLIAC MFA Separate Account-II
         NYLIAC Variable Annuity Separate Account-II
         NYLIAC Variable Annuity Separate Account-III

         NYLIAC Variable Universal Life Separate Account-I
         NYLIAC VLI Separate Account

     (b) Directors and Officers.

     The business address of each director and officer of NYLIFE Distributors Inc. is 300 Interpace Parkway, Parsippany, New Jersey 07054.


     Names of Directors and Officers                 Positions and Offices with Underwriter
     -------------------------------                 --------------------------------------
     Frank M. Boccio                                 Director
     Jefferson C. Boyce                              Director
     Michael G. Gallo                                Director
     Phillip J. Hildebrand                           Director
     Richard D. Levy                                 Director
     Robert D. Rock                                  Director
     Gary E. Wendlandt                               Director
     Stephen C. Roussin                              Director and Chairman
     Brian Lee                                       President
     Robert E. Brady                                 Director and Vice President
     Derek Burke                                     Chief Compliance Officer
     Jay S. Calhoun                                  Senior Vice President and Treasurer
     John A. Flanagan                                Senior Vice President and Chief Financial Officer
     Thomas J. Warga                                 Senior Vice President and General Auditor
     Barbara McInerney                               Senior Vice President
     David J. Krystel                                Vice President
     Linda M. Livornese                              Vice President
     Mark A. Gomez                                   Vice President
     Louis H. Adasse                                 Corporate Vice President
     Scott T. Harrington                             Corporate Vice President
     Albert W. Leier                                 Corporate Vice President
     Thomas J. Murray                                Corporate Vice President
     Arphiela Arizmendi                              Assistant Vice President
     Antoinette B. Cirillo                           Assistant Vice President
     Geraldine Lorito                                Assistant Vice President
     Mark Meirowitz                                  Assistant Secretary


     (c) Commissions and Other Compensation


         Name of             New Underwriting         Compensation on
        Principal              Discounts and           Redemption or             Brokerage
       Underwriter              Commissions            Annuitization            Commission             Compensation
       -----------              -----------            -------------            ----------             ------------
NYLIFE Distributors
Inc.                                -0-                     -0-                     -0-                     -0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31. MANAGEMENT SERVICES - Not applicable.


ITEM 32. UNDERTAKINGS -

Registrant hereby undertakes:

         (a) to a file post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


     REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

     New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC Individual Flexible Premium Multi-Funded Variable Retirement Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

     Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 13th day of April, 2001.



                                                 NYLIAC VARIABLE ANNUITY
                                                 SEPARATE ACCOUNT-I
                                                       (Registrant)



                                                 By /s/ David J. Krystel
                                                    -----------------------
                                                        David J. Krystel
                                                        Vice President



                                                 NEW YORK LIFE INSURANCE AND
                                                 ANNUITY CORPORATION
                                                       (Depositor)


                                                 By /s/ David J. Krystel
                                                    -----------------------
                                                        David J. Krystel
                                                        Vice President



As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:



     Howard I. Atkins*                      Executive Vice President and Director (Principal Financial Officer)

     Gary G. Benanav*                       Director and Executive Vice President

     Frank M. Boccio*                       Director

     John A. Cullen*                        Vice President and Controller (Principal Accounting Officer)

     Michael G. Gallo*                      Director

     Solomon Goldfinger*                    Director

     Philip J. Hildebrand*                  Director

     Richard M. Kernan, Jr.*                Director

     Robert D. Rock*                        Senior Vice President and Director

     Frederick J. Sievert*                  President and Director (Principal Executive Officer)

     Seymour Sternberg*                     Director

     George J. Trapp*                       Director



*By /s/ David J. Krystel
    ------------------------
     David J. Krystel
     Attorney-in-Fact
     April 13, 2001



* Pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX

Exhibit
Number                Description
------                -----------

(9)                   Opinion and Consent of Thomas F. English, Esq.

(10)(a)               Consent of PricewaterhouseCoopers LLP.